UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2025

Date of reporting period:	10/31/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Global Total Return Fund
Class A:
GTRAX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the
Class
A shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class A	$91	0.88%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, global fixed income markets posted strong returns as spreads across investment-grade corporates, high yield, securitized credit, and emerging markets primarily tightened. Global economies continued to demonstrate resilience despite significant shifts in
US trade and investment policies, as well as their accompanying uncertainties. In September and October of 2025, the US Federal Reserve
resumed its interest rate cutting cycle with two 25-basis point interest rate cuts. While this initially prompted a decline in long-term yields for developed markets, credibility and fiscal concerns continued to put upward pressure on the long end of developed markets yield curves.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Global Aggregate Index (the “Index”) during the reporting period: positioning in emerging-markets investment-grade bonds, US investment-grade corporates, and AAA collateralized loan obligations
(CLOs); security selection in US high yield corporates, European sovereign credits, US sovereign credits, US Treasuries, and non-agency mortgage-backed securities (MBS); duration positioning in developed markets; yield curve positioning; overweights to the emerging-markets high yield, European investment-grade corporate, European sovereign credit, non-agency commercial mortgage-backed securities (CMBS) AA and below, and non-agency CMBS AAA sectors; and credit positioning in the banking, health care & pharmaceuticals, telecom, retailers &
restaurants, and media & entertainment sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in other investment-grade corporates; an underweight to the MBS sector, along with overweights to the US sovereign credit, JPY investment-grade corporate, and GBP sovereign credit sectors; duration positioning in emerging markets; and credit positioning in midstream energy.
■
The Fund used interest rate futures, options, and swaps, as well as credit default swaps and foreign exchange forwards during the reporting period, to help manage duration positioning and yield curve exposure, manage currency exposure, and/or to hedge credit risk imposed by certain issuers. In aggregate, these derivatives detracted from results
.
MF169EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	4.21%	-2.10%	1.65%
Class A without sales charges	7.71%	-1.45%	1.99%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 2,590,678,885
Number of fund holdings	1,339
Total advisory fees paid for the year	$ 12,455,027
Portfolio turnover rate for the year	26%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	15.8
AA	15.2
A	24.0
BBB	29.4
BB	7.7
B	1.5
CCC	0.6
Not Rated	2.8
Cash/Cash Equivalents	2.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return Fund

SHARE CLASS	A
NASDAQ	GTRAX
CUSIP	74439A103
MF169EA

PGIM Global Total Return Fund
Class C:
PCTRX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important
information
about the Class C shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class C	$169	1.63%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, global fixed income markets posted strong returns as spreads across investment-grade corporates, high yield, securitized credit, and emerging markets primarily tightened. Global economies continued to demonstrate resilience despite significant shifts in
US trade and investment policies, as well as their accompanying uncertainties. In September and October of 2025, the US Federal Reserve
resumed its interest rate cutting cycle with two 25-basis point interest rate cuts. While this initially prompted a decline in long-term yields for developed markets, credibility and fiscal concerns continued to put upward pressure on the long end of developed markets yield curves.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Global Aggregate Index (the “Index”) during the reporting period: positioning in emerging-markets investment-grade bonds, US investment-grade corporates, and AAA collateralized loan obligations
(CLOs); security selection in US high yield corporates, European sovereign credits, US sovereign credits, US Treasuries, and non-agency mortgage-backed securities (MBS); duration positioning in developed markets; yield curve positioning; overweights to the emerging-markets high yield, European investment-grade corporate, European sovereign credit, non-agency commercial mortgage-backed securities (CMBS) AA and below, and non-agency CMBS AAA sectors; and credit positioning in the banking, health care & pharmaceuticals, telecom, retailers &
restaurants, and media & entertainment sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in other investment-grade corporates; an underweight to the MBS sector, along with overweights to the US sovereign credit, JPY investment-grade corporate, and GBP sovereign credit sectors; duration positioning in emerging markets; and credit positioning in midstream energy.
■
The Fund used interest rate futures, options, and swaps, as well as credit default swaps and foreign exchange forwards during the reporting period, to help manage duration positioning and yield curve exposure, manage currency exposure, and/or to hedge credit risk imposed by certain issuers. In aggregate, these derivatives detracted from results.
MF169EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	5.92%	-2.19%	1.23%
Class C without sales charges	6.92%	-2.19%	1.23%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

WHAT ARE SOME KEY
FUND
STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 2,590,678,885
Number of fund holdings	1,339
Total advisory fees paid for the year	$ 12,455,027
Portfolio turnover rate for the year	26%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	15.8
AA	15.2
A	24.0
BBB	29.4
BB	7.7
B	1.5
CCC	0.6
Not Rated	2.8
Cash/Cash Equivalents	2.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return Fund

SHARE CLASS	C
NASDAQ	PCTRX
CUSIP	74439A301
MF169EC

PGIM Global Total Return Fund
Class Z:
PZTRX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class Z	$66	0.63%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, global fixed income markets posted strong returns as spreads across investment-grade corporates, high yield, securitized credit, and emerging markets primarily tightened. Global economies continued to demonstrate resilience despite significant shifts in
US trade and investment policies, as well as their accompanying uncertainties. In September and October of 2025, the US Federal Reserve
resumed its interest rate cutting cycle with two 25-basis point interest rate cuts. While this initially prompted a decline in long-term yields for developed markets, credibility and fiscal concerns continued to put upward pressure on the long end of developed markets yield curves.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Global Aggregate Index (the “Index”) during the reporting period: positioning in emerging-markets investment-grade bonds, US investment-grade corporates, and AAA collateralized loan obligations
(CLOs); security selection in US high yield corporates, European sovereign credits, US sovereign credits, US Treasuries, and non-agency mortgage-backed securities (MBS); duration positioning in developed markets; yield curve positioning; overweights to the emerging-markets high yield, European investment-grade corporate, European sovereign credit, non-agency commercial mortgage-backed securities (CMBS) AA and below, and non-agency CMBS AAA sectors; and credit positioning in the banking, health care & pharmaceuticals, telecom, retailers &
restaurants, and media & entertainment sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in other investment-grade corporates; an underweight to the MBS sector, along with overweights to the US sovereign credit, JPY investment-grade corporate, and GBP sovereign credit sectors; duration positioning in emerging markets; and credit positioning in midstream energy.
■
The Fund used interest rate futures, options, and swaps, as well as credit default swaps and foreign exchange forwards during the reporting period, to help manage duration positioning and yield curve exposure, manage currency exposure, and/or to hedge credit risk imposed by certain issuers. In aggregate, these derivatives detracted from results.
MF169EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	7.96%	-1.20%	2.24%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 2,590,678,885
Number of fund holdings	1,339
Total advisory fees paid for the year	$ 12,455,027
Portfolio turnover rate for the year	26%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	15.8
AA	15.2
A	24.0
BBB	29.4
BB	7.7
B	1.5
CCC	0.6
Not Rated	2.8
Cash/Cash Equivalents	2.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return Fund

SHARE CLASS	Z
NASDAQ	PZTRX
CUSIP	74439A400
MF169EZ

PGIM Global Total Return Fund
Class R2:
PGTOX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R2 shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class R2	$112	1.08%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, global fixed income markets posted strong returns as spreads across investment-grade corporates, high yield, securitized credit, and emerging markets primarily tightened. Global economies continued to demonstrate resilience despite significant shifts in
US trade and investment policies, as well as their accompanying uncertainties. In September and October of 2025, the US Federal Reserve
resumed its interest rate cutting cycle with two 25-basis point interest rate cuts. While this initially prompted a decline in long-term yields for developed markets, credibility and fiscal concerns continued to put upward pressure on the long end of developed markets yield curves.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Global Aggregate Index (the “Index”) during the reporting period: positioning in emerging-markets investment-grade bonds, US investment-grade corporates, and AAA collateralized loan obligations
(CLOs); security selection in US high yield corporates, European sovereign credits, US sovereign credits, US Treasuries, and non-agency mortgage-backed securities (MBS); duration positioning in developed markets; yield curve positioning; overweights to the emerging-markets high yield, European investment-grade corporate, European sovereign credit, non-agency commercial mortgage-backed securities (CMBS) AA and below, and non-agency CMBS AAA sectors; and credit positioning in the banking, health care & pharmaceuticals, telecom, retailers &
restaurants, and media & entertainment sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in other investment-grade corporates; an underweight to the MBS sector, along with overweights to the US sovereign credit, JPY investment-grade corporate, and GBP sovereign credit sectors; duration positioning in emerging markets; and credit positioning in midstream energy.
■
The Fund used interest rate futures, options, and swaps, as well as credit default swaps and foreign exchange forwards during the reporting period, to help manage duration positioning and yield curve exposure, manage currency exposure, and/or to hedge credit risk imposed by certain issuers. In aggregate, these derivatives detracted from results.
MF169ER2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2017 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	7.45%	-1.64%	0.67% (12/27/2017)
Bloomberg Global Aggregate Index	5.69%	-1.63%	0.37%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 2,590,678,885
Number of fund holdings	1,339
Total advisory fees paid for the year	$ 12,455,027
Portfolio turnover rate for the year	26%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	15.8
AA	15.2
A	24.0
BBB	29.4
BB	7.7
B	1.5
CCC	0.6
Not Rated	2.8
Cash/Cash Equivalents	2.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return Fund

SHARE CLASS	R2
NASDAQ	PGTOX
CUSIP	74439A863
MF169ER2

PGIM Global Total Return Fund
Class R4:
PGTSX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R4 shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class R4	$86	0.83%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, global fixed income markets posted strong returns as spreads across investment-grade corporates, high yield, securitized credit, and emerging markets primarily tightened. Global economies continued to demonstrate resilience despite significant shifts in
US trade and investment policies, as well as their accompanying uncertainties. In September and October of 2025, the US Federal Reserve
resumed its interest rate cutting cycle with two 25-basis point interest rate cuts. While this initially prompted a decline in long-term yields for developed markets, credibility and fiscal concerns continued to put upward pressure on the long end of developed markets yield curves.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Global Aggregate Index (the “Index”) during the reporting period: positioning in emerging-markets investment-grade bonds, US investment-grade corporates, and AAA collateralized loan obligations
(CLOs); security selection in US high yield corporates, European sovereign credits, US sovereign credits, US Treasuries, and non-agency mortgage-backed securities (MBS); duration positioning in developed markets; yield curve positioning; overweights to the emerging-markets high yield, European investment-grade corporate, European sovereign credit, non-agency commercial mortgage-backed securities (CMBS) AA and below, and non-agency CMBS AAA sectors; and credit positioning in the banking, health care & pharmaceuticals, telecom, retailers &
restaurants, and media & entertainment sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in other investment-grade corporates; an underweight to the MBS sector, along with overweights to the US sovereign credit, JPY investment-grade corporate, and GBP sovereign credit sectors; duration positioning in emerging markets; and credit positioning in midstream energy.
■
The Fund used interest rate futures, options, and swaps, as well as credit default swaps and foreign exchange forwards during the reporting period, to help manage duration positioning and yield curve exposure, manage currency exposure, and/or to hedge credit risk imposed by certain issuers. In aggregate, these derivatives detracted from results.
MF169ER4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 27, 2017 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	7.71%	-1.40%	0.92% (12/27/2017)
Bloomberg Global Aggregate Index	5.69%	-1.63%	0.37%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 2,590,678,885
Number of fund holdings	1,339
Total advisory fees paid for the year	$ 12,455,027
Portfolio turnover rate for the year	26%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	15.8
AA	15.2
A	24.0
BBB	29.4
BB	7.7
B	1.5
CCC	0.6
Not Rated	2.8
Cash/Cash Equivalents	2.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as
Moody’s
Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return Fund

SHARE CLASS	R4
NASDAQ	PGTSX
CUSIP	74439A855
MF169ER4

PGIM Global Total Return Fund
Class R6:
PGTQX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class R6	$56	0.54%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, global fixed income markets posted strong returns as spreads across investment-grade corporates, high yield, securitized credit, and emerging markets primarily tightened. Global economies continued to demonstrate resilience despite significant shifts in
US trade and investment policies, as well as their accompanying uncertainties. In September and October of 2025, the US Federal Reserve
resumed its interest rate cutting cycle with two 25-basis point interest rate cuts. While this initially prompted a decline in long-term yields for developed markets, credibility and fiscal concerns continued to put upward pressure on the long end of developed markets yield curves.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Global Aggregate Index (the “Index”) during the reporting period: positioning in emerging-markets investment-grade bonds, US investment-grade corporates, and AAA collateralized loan obligations
(CLOs); security selection in US high yield corporates, European sovereign credits, US sovereign credits, US Treasuries, and non-agency mortgage-backed securities (MBS); duration positioning in developed markets; yield curve positioning; overweights to the emerging-markets high yield, European investment-grade corporate, European sovereign credit, non-agency commercial mortgage-backed securities (CMBS) AA and below, and non-agency CMBS AAA sectors; and credit positioning in the banking, health care & pharmaceuticals, telecom, retailers &
restaurants, and media & entertainment sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: security selection in other investment-grade corporates; an underweight to the MBS sector, along with overweights to the US sovereign credit, JPY investment-grade corporate, and GBP sovereign credit sectors; duration positioning in emerging markets; and credit positioning in midstream energy.
■
The Fund used interest rate futures, options, and swaps, as well as credit default swaps and foreign exchange forwards during the reporting period, to help manage duration positioning and yield curve exposure, manage currency exposure, and/or to hedge credit risk imposed by certain issuers. In aggregate, these derivatives detracted from results.
MF169ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 31, 2015 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	8.04%	-1.11%	2.30%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 2,590,678,885
Number of fund holdings	1,339
Total advisory fees paid for the year	$ 12,455,027
Portfolio turnover rate for the year	26%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	15.8
AA	15.2
A	24.0
BBB	29.4
BB	7.7
B	1.5
CCC	0.6
Not Rated	2.8
Cash/Cash Equivalents	2.9
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return Fund

SHARE CLASS	R6
NASDAQ	PGTQX
CUSIP	74439A509
MF169ER6

PGIM Global Total Return (USD Hedged) Fund
Class A:
PHEAX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Global Total Return (USD Hedged) Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return (USD Hedged) Fund—Class A	$91	0.88%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, global fixed income markets posted strong returns as spreads across investment-grade corporates, high yield, securitized credit, and emerging markets primarily tightened. Global economies continued to demonstrate resilience despite significant shifts in
US trade and investment policies, as well as their accompanying uncertainties. In September and October 2025, the US Federal Reserve
resumed its interest rate-cutting cycle with two 25-basis point interest rate cuts. While this initially prompted a decline in long-term yields for developed markets, credibility and fiscal concerns continued to put upward pressure on the long end of developed markets yield curves.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Global Aggregate (USD Hedged) Index (the “Index”) during the reporting period: yield curve positioning; duration positioning in developed markets; positioning in emerging-markets investment-grade bonds; security selection in European sovereign credits, emerging-markets high yield bonds, US Treasuries, non-agency mortgage-backed securities (MBS), and non-agency commercial mortgage-backed securities (CMBS) AA and below; overweights to the US investment-grade corporate, European investment-grade corporate, non-agency CMBS AAA, taxable municipal, and asset-backed securities (ABS) sectors; and
credit positioning in the cable & satellite, health care & pharmaceuticals, banking, media & entertainment, and consumer non-cyclicals sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: duration positioning in emerging markets; security selection in GBP high yield corporates; an underweight to the MBS sector, along with overweights to the other sovereign credit, US high yield corporate, and US sovereign credit sectors; and credit positioning in telecom.
■
The Fund used interest rate futures, options, swaps, credit default swaps, and foreign exchange forwards during the reporting period to help manage duration positioning and yield curve exposure and/or to hedge credit risk imposed by certain issuers, and to manage foreign currency exposure. In
aggregate
, these positions had a negative impact on results.
MF238EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 12, 2017 to October 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class A with sales charges	4.07%	-0.16%	2.15% (12/12/2017)
Class A without sales charges	7.56%	0.51%	2.58% (12/12/2017)
Bloomberg Global Aggregate (USD Hedged) Index	5.30%	0.52%	2.17%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 36,527,839
Number of fund holdings	511
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	45%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	21.9
AA	14.1
A	17.8
BBB	29.6
BB	7.1
B	1.4
CCC	0.7
Not Rated	2.7
Cash/Cash Equivalents	4.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s
Investors
Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return (USD Hedged) Fund

SHARE CLASS	A
NASDAQ	PHEAX
CUSIP	74439A707
MF238EA

PGIM Global Total Return (USD Hedged) Fund
Class C:
PHECX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Global Total Return (USD Hedged) Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return (USD Hedged) Fund—Class C	$169	1.63%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, global fixed income markets posted strong returns as spreads across investment-grade corporates, high yield, securitized credit, and emerging markets primarily tightened. Global economies continued to demonstrate resilience despite significant shifts in
US trade and investment policies, as well as their accompanying uncertainties. In September and October 2025, the US Federal Reserve
resumed its interest rate-cutting cycle with two 25-basis point interest rate cuts. While this initially prompted a decline in long-term yields for developed markets, credibility and fiscal concerns continued to put upward pressure on the long end of developed markets yield curves.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Global Aggregate (USD Hedged) Index (the “Index”) during the reporting period: yield curve positioning; duration positioning in developed markets; positioning in emerging-markets investment-grade bonds; security selection in European sovereign credits, emerging-markets high yield bonds, US Treasuries, non-agency mortgage-backed securities (MBS), and non-agency commercial mortgage-backed securities (CMBS) AA and below; overweights to the US investment-grade corporate, European investment-grade corporate, non-agency CMBS AAA, taxable municipal, and asset-backed securities (ABS) sectors; and
credit positioning in the cable & satellite, health care & pharmaceuticals, banking, media & entertainment, and consumer non-cyclicals sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: duration positioning in emerging markets; security selection in GBP high yield corporates; an underweight to the MBS sector, along with overweights to the other sovereign credit, US high yield corporate, and US sovereign credit sectors; and credit positioning in telecom.
■
The Fund used interest rate futures, options, swaps, credit default swaps, and foreign exchange forwards during the reporting period to help manage duration positioning and yield curve exposure and/or to hedge credit risk imposed by certain issuers, and to manage foreign currency exposure. In aggregate, these positions had a negative impact on results.
MF238EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 12, 2017 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class C with sales charges	5.76%	-0.25%	1.82% (12/12/2017)
Class C without sales charges	6.76%	-0.25%	1.82% ( 12/12/2017 )
Bloomberg Global Aggregate (USD Hedged) Index	5.30%	0.52%	2.17%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 36,527,839
Number of fund holdings	511
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	45%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	21.9
AA	14.1
A	17.8
BBB	29.6
BB	7.1
B	1.4
CCC	0.7
Not Rated	2.7
Cash/Cash Equivalents	4.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized
statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return (USD Hedged) Fund

SHARE CLASS	C
NASDAQ	PHECX
CUSIP	74439A806
MF238EC

PGIM Global Total Return (USD Hedged) Fund
Class Z:
PHEZX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Global Total Return (USD Hedged) Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return (USD Hedged) Fund—Class Z	$65	0.63%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, global fixed income markets posted strong returns as spreads across investment-grade corporates, high yield, securitized credit, and emerging markets primarily tightened. Global economies continued to demonstrate resilience despite significant shifts in
US trade and investment policies, as well as their accompanying uncertainties. In September and October 2025, the US Federal Reserve
resumed its interest rate-cutting cycle with two 25-basis point interest rate cuts. While this initially prompted a decline in long-term yields for developed markets, credibility and fiscal concerns continued to put upward pressure on the long end of developed markets yield curves.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Global Aggregate (USD Hedged) Index (the “Index”) during the reporting period: yield curve positioning; duration positioning in developed markets; positioning in emerging-markets investment-grade bonds; security selection in European sovereign credits, emerging-markets high yield bonds, US Treasuries, non-agency mortgage-backed securities (MBS), and non-agency commercial mortgage-backed securities (CMBS) AA and below; overweights to the US investment-grade corporate, European investment-grade corporate, non-agency CMBS AAA, taxable municipal, and asset-backed securities (ABS) sectors; and
credit positioning in the cable & satellite, health care & pharmaceuticals, banking, media & entertainment, and consumer non-cyclicals sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: duration positioning in emerging markets; security selection in GBP high yield corporates; an underweight to the MBS sector, along with overweights to the other sovereign credit, US high yield corporate, and US sovereign credit sectors; and credit positioning in telecom.
■
The Fund used interest rate futures, options, swaps, credit default swaps, and foreign exchange forwards during the reporting period to help manage duration positioning and yield curve exposure and/or to hedge credit risk imposed by certain issuers, and to manage foreign currency exposure. In aggregate, these positions had a negative impact on results.
MF238EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 12, 2017 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class Z	7.83%	0.76%	2.84% (12/12/2017)
Bloomberg Global Aggregate (USD Hedged) Index	5.30%	0.52%	2.17%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 36,527,839
Number of fund holdings	511
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	45%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	21.9
AA	14.1
A	17.8
BBB	29.6
BB	7.1
B	1.4
CCC	0.7
Not Rated	2.7
Cash/Cash Equivalents	4.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/
mutual
-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return (USD Hedged) Fund

SHARE CLASS	Z
NASDAQ	PHEZX
CUSIP	74439A871
MF238EZ

PGIM Global Total Return (USD Hedged) Fund
Class R6:
PHEQX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Global Total
Return
(USD Hedged) Fund (the
“Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return (USD Hedged) Fund—Class R6	$60	0.58%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, global fixed income markets posted strong returns as spreads across investment-grade corporates, high yield, securitized credit, and emerging markets primarily tightened. Global economies continued to demonstrate resilience despite significant shifts in
US trade and investment policies, as well as their accompanying uncertainties. In September and October 2025, the US Federal Reserve
resumed its interest rate-cutting cycle with two 25-basis point interest rate cuts. While this initially prompted a decline in long-term yields for developed markets, credibility and fiscal concerns continued to put upward pressure on the long end of developed markets yield curves.
■
The following contributed most to the Fund’s performance relative to the Bloomberg Global Aggregate (USD Hedged) Index (the “Index”) during the reporting period: yield curve positioning; duration positioning in developed markets; positioning in emerging-markets investment-grade bonds; security selection in European sovereign credits, emerging-markets high yield bonds, US Treasuries, non-agency mortgage-backed securities (MBS), and non-agency commercial mortgage-backed securities (CMBS) AA and below; overweights to the US investment-grade corporate, European investment-grade corporate, non-agency CMBS AAA, taxable municipal, and asset-backed securities (ABS) sectors; and
credit positioning in the cable & satellite, health care & pharmaceuticals, banking, media & entertainment, and consumer non-cyclicals sectors.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: duration positioning in emerging markets; security selection in GBP high yield corporates; an underweight to the MBS sector, along with overweights to the other sovereign credit, US high yield corporate, and US sovereign credit sectors; and credit positioning in telecom.
■
The Fund used interest rate
futures
, options, swaps, credit default swaps, and foreign exchange forwards during the reporting period to help manage duration positioning and yield curve exposure and/or to hedge credit risk imposed by certain issuers, and to manage foreign currency exposure. In aggregate, these positions had a negative impact on results.
MF238ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 12, 2017 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	7.75%	0.81%	2.89% (12/12/2017)
Bloomberg Global Aggregate (USD Hedged) Index	5.30%	0.52%	2.17%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 36,527,839
Number of fund holdings	511
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	45%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Credit Quality expressed as a percentage of total investments as of 10/31/2025 (%)
AAA	21.9
AA	14.1
A	17.8
BBB	29.6
BB	7.1
B	1.4
CCC	0.7
Not Rated	2.7
Cash/Cash Equivalents	4.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-
sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Global Total Return (USD Hedged) Fund

SHARE CLASS	R6
NASDAQ	PHEQX
CUSIP	74439A889
MF238ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended October 31, 2025 and October 31, 2024, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $124,576 and $119,785, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended October 31, 2025 and October 31, 2024: none.

(c)	Tax Fees

For the fiscal years ended October 31, 2025 and October 31, 2024: none.

(d)	All Other Fees

For the fiscal years ended October 31, 2025 and October 31, 2024: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2)	Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2025 and October 31, 2024 was $0 and $0, respectively.

(h)	Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i)	Not applicable.

(j)	Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

PGIM Global Total Return Fund

PGIM Global Total Return (USD Hedged) Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

OCTOBER 31, 2025

Table of Contents	Financial Statements and Other Information	October 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary.	1
PGIM Global Total Return Fund	4
PGIM Global Total Return (USD Hedged) Fund	66
Notes to Financial Statements	100

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

CNY—China Yuan

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

ITL—Italian Lira

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

RON—Romanian Leu

SAR—Saudi Arabian Riyal

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

AID—Agency for International Development

BARC—Barclays Bank PLC

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BIST—Borsa Istanbul Index (Turkish Stock Exchange)

BNP—BNP Paribas S.A.

BNY—Bank of New York Mellon

BOA—Bank of America, N.A.

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CAC—French Stock Market Index

CDX—Credit Derivative Index

CF—CF Secured, LLC

CIBOR—Copenhagen Interbank Offered Rate

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CMBX—Commercial Mortgage-Backed Index

CMS—Constant Maturity Swap

CORRA—Canadian Overnight Repo Rate Average

CPI—Consumer Price Index

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

EuroSTR—Euro Short-Term Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GS—Goldman Sachs & Co. LLC

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

ICE—Intercontinental Exchange

IO—Interest Only (Principal amount represents notional)

JIBAR—Johannesburg Interbank Agreed Rate

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MASTR—Morgan Stanley Structured Asset Security

MPLE—Maple Bonds

MSI—Morgan Stanley & Co. International PLC

MTN—Medium Term Note

MUNIPSA—Municipal Swap Weekly Yield Index

N/A—Not Applicable

NIBOR—Norwegian Interbank Offered Rate

OAT—Obligations Assimilables du Tresor

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

Q—Quarterly payment frequency for swaps

REMIC—Real Estate Mortgage Investment Conduit

S—Semiannual payment frequency for swaps

SAIBOR—Saudi Arabian Interbank Offered Rate

SARON—Swiss Average Rate Overnight

SCB—Standard Chartered Bank

SHIR—Shekel Overnight Interest Rate

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SORA—Singapore Overnight Rate Average

SSB—State Street Bank & Trust Company

STIBOR—Stockholm Interbank Offered Rate

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TAIBOR—Taiwan Interbank Offered Rate

TD—The Toronto-Dominion Bank

THOR—Thai Overnight Repurchase Rate

TIPS—Treasury Inflation-Protected Securities

TONAR—Tokyo Overnight Average Rate

UAG—UBS AG

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

PGIM Global Total Return Fund

Schedule of Investments

as of October 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#			Value

LONG-TERM INVESTMENTS 97.3%

ASSET-BACKED SECURITIES 5.9%

Canada 0.2%

Evergreen Credit Card Trust,
Series 2024-CRT04, Class C, 144A	5.640%		10/15/28		5,600		$5,639,856

Cayman Islands 0.8%

Mountain View CLO Ltd.,
Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	5.946	(c)	07/15/31		5,750		5,746,628
Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	5.603	(c)	05/07/31		639		639,309
Series 2014-05RA, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.262%)	6.203	(c)	05/07/31		6,500		6,492,655
Voya CLO Ltd.,
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.090	(c)	04/25/31		275		274,394
Zais CLO Ltd.,
Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	6.356	(c)	07/15/31		8,500		8,512,710

							21,665,696

Germany 0.3%

Vantage Data Centers Germany Borrower Lux Sarl,
Series 2025-01A, Class A2, 144A	4.292		06/28/50	EUR	7,900		9,298,070

Ireland 2.6%

BNPP AM Euro CLO DAC,
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	2.626	(c)	04/15/31	EUR	3,927		4,500,350
CIFC European Funding CLO DAC,
Series 03A, Class B2, 144A	2.000		01/15/34	EUR	11,500		12,609,770
Invesco Euro CLO DAC,
Series 01A, Class A2R, 144A	0.800		07/15/31	EUR	17,281		19,415,541
Palmer Square European CLO DAC,
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.259	(c)	10/15/39	EUR	13,000		14,969,436
Penta CLO DAC,
Series 2017-03A, Class A1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.266	(c)	10/17/38	EUR	13,000		14,970,532

							66,465,629

Spain 0.1%

LSF11 Boson Investments Sarl Compartment 2,
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.026	(c)	11/25/60	EUR	197		228,538
TFS,
Series 2018-03, Class A1^	0.000	(s)	04/16/40	EUR	—(r	)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.127	(c)	03/15/26	EUR	1,921		1,671,699

							1,900,238

United Kingdom 0.5%

Apidos CLO Ltd.,
Series 2023-44A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.218	(c)	10/26/37		10,000		10,025,208
NewDay Funding,
Series 2024-01A, Class B, 144A, SONIA + 1.650% (Cap N/A, Floor 0.000%)	5.625	(c)	03/15/32	GBP	2,600		3,436,838

							13,462,046

United States 1.4%

Ally Bank Auto Credit-Linked Notes,
Series 2024-B, Class E, 144A	6.678		09/15/32		2,525		2,541,123
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month SOFR + 2.769% (Cap N/A, Floor 2.655%)	4.301	(c)	08/25/32		80		79,642
Series 2002-03, Class M3, 1 Month SOFR + 2.964% (Cap N/A, Floor 2.850%)	6.956	(c)	08/25/32		50		50,912

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)

Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971%		07/29/32		673	$674,270
Chase Funding Trust,
Series 2003-04, Class 2A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)	4.706	(c)	05/25/33		242	241,129
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)	4.586	(c)	01/25/34		300	296,114
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A	5.670		06/25/59		130	133,293
Huntington Bank Auto Credit-Linked Notes,
Series 2024-02, Class C, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	6.784	(c)	10/20/32		1,941	1,943,882
JPMorgan Chase Bank NA,
Series 2021-01, Class R, 144A	28.348		09/25/28		496	496,316
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000		02/25/43		3,430	468,721
Series 2018-C, Class A, 144A	0.000	(cc)	08/25/43		458	446,002
Series 2019-A, Class R, 144A	0.000		10/25/48		1,158	470,497
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320		04/21/31		1,071	1,051,472
MASTR Asset-Backed Securities Trust,
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	5.006	(c)	04/25/34		526	528,552
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM03, Class A3, 1 Month SOFR + 1.094% (Cap N/A, Floor 0.980%)	5.086	(c)	02/25/33		25	25,494
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950		11/14/28		1,300	1,296,422
OneMain Financial Issuance Trust,
Series 2023-02A, Class C, 144A	6.740		09/15/36		1,300	1,341,004
Series 2023-02A, Class D, 144A	7.520		09/15/36		3,700	3,812,064
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025	(cc)	02/25/44		1,095	1,102,337
Series 2024-CES05, Class A1A, 144A	5.846	(cc)	08/25/44		533	537,703
Series 2024-CES06, Class A1A, 144A	5.344	(cc)	09/25/44		4,869	4,881,749
Series 2024-CES07, Class A1A, 144A	5.158	(cc)	10/25/44		2,431	2,431,859
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class D, 144A	1.570		01/15/27		171	170,833
Series 2021-AA, Class R, 144A	0.000		08/15/28		6	393,342
Santander Drive Auto Receivables Trust,
Series 2023-06, Class C	6.400		03/17/31		500	515,055
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490		10/30/59		901	884,482
Series 2024-03A, Class A2, 144A	5.880		10/30/59		3,753	3,640,159
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848	(cc)	01/25/64		488	490,228
Series 2024-CES02, Class A1A, 144A	6.125	(cc)	02/25/64		357	360,086
Series 2024-CES05, Class A1, 144A	5.167	(cc)	09/25/64		4,495	4,497,909

						35,802,651

TOTAL ASSET-BACKED SECURITIES
(cost $154,653,827)						154,234,186

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.6%

Canada 0.2%

BX Commercial Mortgage Trust,
Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)	4.441	(c)	11/15/41	CAD	6,811	4,868,087
Real Estate Asset Liquidity Trust,
Series 2020-01A, Class A1, 144A	2.381	(cc)	02/12/55	CAD	840	588,503

						5,456,590

See Notes to Financial Statements.

PGIM Global Total Return Fund 5

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Cayman Islands 0.1%

BXMT Ltd.,
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.670	%(c)	10/18/42		2,600	$2,588,525

United Kingdom 0.5%

Taurus DAC,
Series 2021-UK01A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	6.587	(c)	05/17/31	GBP	546	717,508
Series 2021-UK04A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	5.737	(c)	08/17/31	GBP	5,126	6,745,854
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	6.087	(c)	08/17/31	GBP	4,636	6,090,059

						13,553,421

United States 2.8%

20 Times Square Trust,
Series 2018-20TS, Class G, 144A(x)	3.100	(cc)	05/15/35		1,000	867,500
Series 2018-20TS, Class H, 144A(x)	3.100	(cc)	05/15/35		1,000	842,500
Benchmark Mortgage Trust,
Series 2020-B17, Class A4	2.042		03/15/53		6,200	5,642,770
CF Mortgage Trust,
Series 2020-P01, Class A1, 144A	2.840	(cc)	04/15/52		9,086	9,034,497
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.000	(cc)	05/10/47		2,430	1,661
Series 2016-GC37, Class XB, IO	0.652	(cc)	04/10/49		33,868	339
Series 2016-P04, Class XB, IO	1.308	(cc)	07/10/49		9,100	51,359
Series 2017-P08, Class A2	3.109		09/15/50		1,301	1,276,572
Commercial Mortgage Trust,
Series 2014-UBS04, Class XB, IO, 144A	0.217	(cc)	08/10/47		50,000	109,750
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, 144A, 1 Month SOFR + 2.781% (Cap N/A, Floor 2.667%)(x)	6.814	(c)	11/15/38		13,488	13,449,683
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.706	(cc)	11/25/25		31	—
Series K053, Class X1, IO	0.938	(cc)	12/25/25		19,221	10,504
Series K054, Class X1, IO	1.182	(cc)	01/25/26		20,067	25,848
Series K058, Class X1, IO	0.894	(cc)	08/25/26		37,045	178,502
Series K090, Class X1, IO	0.705	(cc)	02/25/29		22,368	476,382
Series K111, Class X1, IO	1.564	(cc)	05/25/30		28,835	1,715,865
Series K113, Class X1, IO	1.372	(cc)	06/25/30		116,978	6,057,495
Series K114, Class X1, IO	1.111	(cc)	06/25/30		74,530	3,236,748
Series K116, Class X1, IO	1.412	(cc)	07/25/30		48,055	2,570,593
Series K121, Class X1, IO	1.015	(cc)	10/25/30		124,154	4,992,209
Series KG03, Class X1, IO	1.365	(cc)	06/25/30		99,196	5,032,256
Series Q001, Class XA, IO	2.078	(cc)	02/25/32		5,086	303,962
GS Mortgage Securities Trust,
Series 2014-GC22, Class XB, IO	0.181	(cc)	06/10/47		35,000	35,574
Series 2014-GC24, Class XB, IO	0.021	(cc)	09/10/47		83,262	833
Series 2014-GC26, Class XB, IO	0.185	(cc)	11/10/47		50,851	509
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3	3.109		07/15/50		2,141	2,103,912
JPMDB Commercial Mortgage Securities Trust,
Series 2020-COR07, Class A4	1.915		05/13/53		5,000	4,328,253
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.613	(cc)	07/05/31		3,249	627,715
Morgan Stanley Capital I Trust,
Series 2020-HR08, Class XB, IO	0.854	(cc)	07/15/53		54,413	2,025,203
ONE Mortgage Trust,
Series 2021-PARK, Class C, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)	5.246	(c)	03/15/36		1,500	1,439,894
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	0.922	(cc)	07/15/48		24,000	84,533
Series 2016-LC24, Class XB, IO	0.973	(cc)	10/15/49		20,910	142,138

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2021-FCMT, Class B, 144A, 1 Month SOFR + 1.964% (Cap N/A, Floor 1.850%)	5.997	%(c)	05/15/31		1,800	$1,796,036
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	6.547	(c)	05/15/31		1,700	1,696,255
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)	7.647	(c)	05/15/31		2,200	2,195,148

						72,352,998

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $99,576,304)						93,951,534

CORPORATE BONDS 40.9%

Australia 0.0%

Westpac Banking Corp.,
Sr. Unsec’d. Notes, EMTN	3.310		07/31/34	CNH	2,000	287,586

Brazil 0.8%

Petrobras Global Finance BV,
Gtd. Notes	5.375		10/01/29	GBP	8,300	10,787,858
Gtd. Notes	6.625		01/16/34	GBP	6,800	8,878,445
Suzano Austria GmbH,
Gtd. Notes	6.000		01/15/29		200	206,662

						19,872,965

Bulgaria 0.5%

Bulgarian Energy Holding EAD,
Sr. Unsec’d. Notes	2.450		07/22/28	EUR	9,300	10,341,134
Sr. Unsec’d. Notes	4.250		06/19/30	EUR	1,800	2,072,820

						12,413,954

Canada 0.6%

Barrick PD Australia Finance Pty Ltd.,
Gtd. Notes	5.950		10/15/39		50	52,893
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	6.000		02/15/28		150	150,360
Sr. Unsec’d. Notes, 144A	7.875		04/15/27		42	42,021
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875		02/15/30		1,370	1,265,113
Gtd. Notes, 144A	6.250		09/15/27		1,275	1,271,443
Sr. Unsec’d. Notes, 144A	5.000		06/15/29		1,675	1,604,834
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes(a)	2.650		01/15/32		1,340	1,183,383
Sr. Unsec’d. Notes	3.750		02/15/52		955	678,750
Hydro-Quebec,
Local Gov’t. Gtd. Notes, Series JT, SOFR Index + 0.491%	4.603	(c)	03/31/26(oo)		500	384,034
Ontario Electricity Financial Corp.,
Local Gov’t. Gtd. Notes, Series 40	4.026	(s)	04/11/31	CAD	10,000	5,976,260
Ontario Teachers’ Cadillac Fairview Properties Trust,
Sr. Unsec’d. Notes, 144A	2.500		10/15/31		1,775	1,584,903
Rogers Communications, Inc.,
Gtd. Notes	3.250		05/01/29	CAD	700	499,088
Royal Bank of Canada,
Sr. Unsec’d. Notes, EMTN	3.650		03/10/26	CNH	3,000	423,532

						15,116,614

See Notes to Financial Statements.

PGIM Global Total Return Fund 7

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chile 0.3%

Chile Electricity Lux Mpc II Sarl,

Gov’t. Gtd. Notes	5.580%		10/20/35		2,004	$2,067,609
Gov’t. Gtd. Notes	5.672		10/20/35		3,900	4,041,375
Empresa de Transporte de Pasajeros Metro SA,
Sr. Unsec’d. Notes	1.693		10/30/31	CHF	2,000	2,557,440

						8,666,424

China 0.6%

Agricultural Development Bank of China,
Sr. Unsec’d. Notes	3.800		10/27/30	CNH	55,000	8,386,114
Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100		03/29/26		366	364,948
China Development Bank,
Sr. Unsec’d. Notes	4.300		08/02/32	CNH	27,000	4,337,996
Unsec’d. Notes	4.200		01/19/27	CNH	16,000	2,311,811

						15,400,869

France 2.4%

Agence Francaise de Developpement EPIC,
Sr. Unsec’d. Notes	3.000		01/17/34	EUR	5,000	5,597,083
BNP Paribas SA,
Sub. Notes, EMTN	4.625		03/09/27	AUD	370	240,425
BPCE SA,
Sr. Non-Preferred Notes, Series 03	0.989		07/12/28	JPY	300,000	1,902,855
Sr. Preferred Notes, EMTN	3.610		01/25/29	CNH	4,000	570,641
Caisse des Depots et Consignations,
Sr. Unsec’d. Notes, EMTN	3.063		10/09/30	EUR	1,300	1,502,437
Credit Agricole SA,
Sub. Notes, EMTN	4.200	(ff)	05/29/34	AUD	400	250,703
Gestion Securite de Stocks Securite SA,
Sr. Unsec’d. Notes, EMTN	2.875		09/07/32	EUR	1,100	1,236,929
Sr. Unsec’d. Notes, EMTN	3.000		11/25/31	EUR	2,000	2,296,595
La Poste SA,
Sr. Unsec’d. Notes, EMTN	1.375		04/21/32	EUR	5,000	5,173,900
Regie Autonome des Transports Parisiens EPIC,
Sr. Unsec’d. Notes, EMTN	0.350		06/20/29	EUR	1,000	1,061,176
Sr. Unsec’d. Notes, EMTN	1.875		05/25/32	EUR	7,000	7,417,476
SNCF Reseau,
Sr. Unsec’d. Notes, EMTN	1.500		05/29/37	EUR	1,700	1,536,445
Sr. Unsec’d. Notes, Series MPLE	4.700		06/01/35	CAD	6,400	4,769,690
Societe Generale SA,
Sr. Non-Preferred Notes, 144A	2.889	(ff)	06/09/32		1,685	1,511,998
Sr. Non-Preferred Notes, 144A	3.337	(ff)	01/21/33		4,915	4,466,932
Sr. Non-Preferred Notes, 144A, MTN	6.691	(ff)	01/10/34		805	874,421
Sr. Non-Preferred Notes, EMTN	3.550		06/16/29	CNH	13,000	1,843,222
Sub. Notes, EMTN	5.000		05/19/27	AUD	220	142,342
Societe Nationale SNCF SACA,
Sr. Unsec’d. Notes, EMTN	1.500		02/02/29	EUR	3,200	3,557,244
Sogecap SA,
Sub. Notes	6.500	(ff)	05/16/44	EUR	3,900	5,141,764
TDF Infrastructure SASU,
Sr. Unsec’d. Notes	4.125		10/23/31	EUR	4,100	4,816,932
TotalEnergies SE,
Jr. Sub. Notes, Series NC7, EMTN	1.625	(ff)	10/25/27(oo)EUR		5,500	6,149,198

						62,060,408

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Germany 1.3%

Deutsche Bahn AG,
Jr. Sub. Notes, Series CB(a)	1.600	%(ff)	07/18/29(oo)	EUR	4,200	$4,524,762
Sr. Unsec’d. Notes, MTN	1.987		07/08/30	AUD	1,000	576,514
Deutsche Bank AG,
Sr. Non-Preferred Notes	2.129	(ff)	11/24/26		3,760	3,754,969
Sub. Notes, EMTN	4.000	(ff)	06/24/32	EUR	4,000	4,669,155
Hamburg Commercial Bank AG,
Sub. Notes, EMTN, SOFR + 0.667%	4.808	(c)	03/21/31		8,160	7,922,902
Volkswagen Bank GmbH,
Sr. Non-Preferred Notes, EMTN	4.625		05/03/31	EUR	11,000	13,409,596

						34,857,898

Hong Kong 0.5%

HKT Capital No. 3 Ltd.,
Gtd. Notes	1.650		04/10/27	EUR	9,300	10,304,151
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.150		07/11/28	CNH	13,000	1,851,122
Gtd. Notes, EMTN	3.160		01/25/28	CNH	4,000	569,846
Gtd. Notes, EMTN	3.200		08/14/27	CNH	5,000	710,674

						13,435,793

Hungary 0.2%

MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes	0.375		06/09/26	EUR	100	113,536
MVM Energetika Zrt,
Sr. Unsec’d. Notes	0.875		11/18/27	EUR	5,430	5,990,508

						6,104,044

Iceland 0.2%

Landsvirkjun,
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%	2.156	(c)	07/24/26	EUR	5,600	6,391,066

India 0.8%

NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750		02/01/27	EUR	12,350	14,197,647
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes, GMTN	1.841		09/21/28	EUR	6,419	7,114,300

						21,311,947

Indonesia 0.4%

Freeport Indonesia PT,
Sr. Unsec’d. Notes, EMTN	5.315		04/14/32		2,490	2,537,310
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	1.875		11/05/31	EUR	7,500	7,756,095

						10,293,405

Israel 0.7%

Israel Electric Corp. Ltd.,
Sec’d. Notes, 144A, GMTN	3.750		02/22/32		600	562,128
Sr. Sec’d. Notes	7.875		12/15/26		5,889	6,096,469
Sr. Sec’d. Notes, EMTN	3.700		05/23/30	JPY	200,000	1,314,161
Sr. Sec’d. Notes, EMTN	7.750		12/15/27		8,650	9,167,703

						17,140,461

See Notes to Financial Statements.

PGIM Global Total Return Fund 9

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Italy 0.6%

Cassa Depositi e Prestiti SpA,
Sr. Unsec’d. Notes, EMTN	3.375%		02/11/32	EUR	2,200	$2,568,139
Sr. Unsec’d. Notes, EMTN	4.750		10/18/30	EUR	1,500	1,867,570
Intesa Sanpaolo SpA,
Sr. Non-Preferred Notes, 144A	7.778	(ff)	06/20/54		1,140	1,365,281
Sub. Notes, 144A	4.198	(ff)	06/01/32		1,430	1,355,102
UniCredit SpA,
Sr. Preferred Notes, 144A	1.982	(ff)	06/03/27		8,485	8,365,126

						15,521,218

Jamaica 0.0%

Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000		12/31/30		351	35
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000		12/31/30		236	—
Digicel International Finance Ltd./DIFL US LLC,
Sr. Sec’d. Notes, 144A(x)	8.625		08/01/32		775	773,063

						773,098

Japan 0.2%

Nomura International Funding Pte Ltd.,
Gtd. Notes, EMTN	3.130		01/07/31	CNH	10,000	1,405,216
NTT Finance Corp.,
Sr. Unsec’d. Notes, 144A	4.876		07/16/30		2,375	2,415,190

						3,820,406

Luxembourg 1.0%

Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000		10/20/26	EUR	1,700	1,932,601
Sr. Unsec’d. Notes, EMTN	1.000		05/04/28	EUR	9,850	10,839,852
Sr. Unsec’d. Notes, EMTN	1.625		04/20/30	EUR	2,400	2,576,062
Logicor Financing Sarl,
Gtd. Notes, EMTN	1.625		07/15/27	EUR	4,300	4,874,020
P3 Group Sarl,
Sr. Unsec’d. Notes, EMTN	1.625		01/26/29	EUR	1,900	2,098,031
SELP Finance Sarl,
Gtd. Notes, EMTN	3.750		08/10/27	EUR	2,500	2,925,080

						25,245,646

Malta 0.1%

Freeport Terminal Malta PLC,
Gov’t. Gtd. Notes, 144A	7.250		05/15/28		3,000	3,158,896

Mexico 1.8%

Comision Federal de Electricidad,
Insured Notes, Series 16U, 6 Month SOFR + 0.923%	5.168	(c)	12/15/36		5,022	4,627,064
Sr. Unsec’d. Notes, EMTN	5.000		09/29/36		9,330	8,648,770
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875		04/30/28		389	380,038
Sr. Sec’d. Notes	5.500		07/31/47		3,137	2,754,035
Petroleos Mexicanos,
Gtd. Notes	4.750		02/26/29	EUR	2,500	2,921,247
Gtd. Notes	5.350		02/12/28		24	24,000
Gtd. Notes	5.950		01/28/31		1,050	1,024,632
Gtd. Notes	6.700		02/16/32		931	811,888

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Mexico (cont’d.)

Petroleos Mexicanos, (cont’d.)
Gtd. Notes	6.840%		01/23/30		4,050	$4,159,755
Gtd. Notes	9.500		09/15/27		1,000	1,060,660
Gtd. Notes(a)	9.500		09/15/27		6,378	6,756,726
Gtd. Notes	10.000		02/07/33		2,550	2,747,625
Gtd. Notes, 144A	6.700		02/16/32		1,800	1,569,708
Gtd. Notes, EMTN	2.750		04/21/27	EUR	1,270	1,447,397
Gtd. Notes, EMTN	3.750		11/16/25	GBP	4,729	6,205,032
Gtd. Notes, EMTN	6.750		09/21/47		28	23,188
Gtd. Notes, MTN(a)	6.875		08/04/26		110	111,540

						45,273,305

Netherlands 0.2%

Cooperatieve Rabobank UA,
Sr. Preferred Notes, GMTN	3.500		12/14/26	AUD	2,882	1,855,570
Sr. Preferred Notes, GMTN	9.298	(s)	03/11/39	MXN	22,000	309,996
ING Groep NV,
Sr. Unsec’d. Notes	5.066	(ff)	03/25/31		1,995	2,040,755
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes	3.150		05/01/27		575	565,708
Gtd. Notes	3.400		05/01/30		725	694,678

						5,466,707

Paraguay 0.2%

Bioceanico Sovereign Certificate Ltd.,
Sr. Sec’d. Notes	2.496	(s)	06/05/34		7,530	6,178,961

Peru 0.2%

Lima Metro Line 2 Finance Ltd.,
Sr. Sec’d. Notes	4.350		04/05/36		1,623	1,568,736
Sr. Sec’d. Notes	5.875		07/05/34		3,305	3,421,120

						4,989,856

Philippines 0.3%

Bangko Sentral ng Pilipinas International Bond,
Sr. Unsec’d. Notes, Series A	8.600		06/15/27		3,560	3,825,113
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes	9.625		05/15/28		4,320	4,879,483

						8,704,596

Poland 0.3%

Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.625		04/30/28	EUR	4,760	5,364,701
Gov’t. Gtd. Notes	2.000		06/01/30	EUR	506	563,137
Gov’t. Gtd. Notes, EMTN	4.000		03/13/32	EUR	1,200	1,447,028

						7,374,866

Qatar 0.4%

QNB Finance Ltd.,
Gtd. Notes, EMTN	3.150		02/04/26	CNH	20,500	2,886,438
Gtd. Notes, EMTN	3.500		03/09/26	CNH	41,660	5,850,659

See Notes to Financial Statements.

PGIM Global Total Return Fund 11

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Qatar (cont’d.)

QNB Finance Ltd., (cont’d.)
Gtd. Notes, EMTN	3.950%	11/17/27	CNH	1,300	$188,229
Gtd. Notes, MTN	4.900	02/01/28	AUD	250	163,905

					9,089,231

Russia 0.4%

Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.500	03/21/26(d)	EUR	3,500	3,429,134
Gazprom PJSC via Gaz Finance PLC,
Sr. Unsec’d. Notes	3.000	06/29/27		1,410	1,128,000
Sr. Unsec’d. Notes, EMTN	1.540	06/30/27	CHF	6,000	5,032,619

					9,589,753

Saudi Arabia 0.1%

Gaci First Investment Co.,
Gtd. Notes, EMTN	5.125	06/11/29	GBP	1,490	1,995,553

Singapore 0.1%

DBS Group Holdings Ltd.,
Sub. Notes, EMTN	3.700	03/03/31	CNH	8,780	1,240,752

Slovenia 0.2%

United Group BV,
Sr. Sec’d. Notes	3.625	02/15/28	EUR	5,275	5,988,417
Sr. Sec’d. Notes, 144A	5.250	02/01/30	EUR	350	397,413

					6,385,830

South Africa 0.7%

Eskom Holdings,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		16,350	16,838,456

South Korea 0.9%

Korea Development Bank (The),
Sr. Unsec’d. Notes, EMTN	1.830	08/10/27	SEK	74,000	7,606,684
Sr. Unsec’d. Notes, EMTN	3.000	07/31/26	CNH	6,000	848,592
Sr. Unsec’d. Notes, EMTN	3.050	06/26/26	CNH	5,000	706,974
Korea Expressway Corp.,
Sr. Unsec’d. Notes, GMTN	2.310	04/28/32	SEK	80,000	7,996,094
Sr. Unsec’d. Notes, GMTN	3.030	05/11/32	CAD	7,500	5,206,808

					22,365,152

Spain 0.2%

Adif Alta Velocidad,
Sr. Unsec’d. Notes, EMTN	3.250	05/31/29	EUR	5,000	5,864,524
Banco Santander SA,
Sub. Notes	2.749	12/03/30		600	543,944

					6,408,468

Supranational Bank 0.5%

African Export-Import Bank (The),
Sr. Unsec’d. Notes	3.798	05/17/31		300	270,063

Corp. Andina de Fomento,
Sr. Unsec’d. Notes	4.750	04/16/29	GBP	1,500	1,992,324

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Supranational Bank (cont’d.)

European Investment Bank,
Sr. Unsec’d. Notes, EMTN	1.000%		02/25/28	PLN	3,985	$996,919
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 2.330%, Floor 0.000%)	2.330	(c)	05/31/26		4	4,010
Sr. Unsec’d. Notes, EMTN	6.630		07/24/28	MXN	33,700	1,725,304
Sr. Unsec’d. Notes, EMTN	1.928	(s)	04/23/32	AUD	8,758	4,305,053
International Finance Corp.,
Sr. Unsec’d. Notes, GMTN	7.020		04/06/28	MXN	44,300	2,310,343
Sr. Unsec’d. Notes, GMTN	8.215	(s)	01/27/37	MXN	78,000	1,605,175

						13,209,191

Switzerland 1.2%

UBS AG,
Sr. Unsec’d. Notes, EMTN	3.550		05/27/31	CNH	120,000	17,389,795
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.494	(ff)	08/10/27		13,125	12,842,567
Sr. Unsec’d. Notes, 144A	3.869	(ff)	01/12/29		900	892,946
Sr. Unsec’d. Notes, 144A	4.194	(ff)	04/01/31		1,025	1,014,192

						32,139,500

United Arab Emirates 0.9%

ADCB Finance Cayman Ltd.,
Gtd. Notes, EMTN	8.160		04/29/29	IDR	30,000,000	1,875,051
Gtd. Notes, MTN	4.500		10/25/27	AUD	2,270	1,482,387
DP World Ltd.,
Sr. Unsec’d. Notes	2.375		09/25/26	EUR	1,361	1,564,348
Sr. Unsec’d. Notes	4.250		09/25/30	GBP	4,740	6,040,130
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes, EMTN	2.400		08/29/28	CNH	14,000	1,965,868
Sr. Unsec’d. Notes, EMTN	3.670		07/13/28	CNH	7,000	1,016,984
Emirates Telecommunications Group Co. PJSC,
Sr. Unsec’d. Notes, EMTN	0.875		05/17/33	EUR	1,200	1,167,330
First Abu Dhabi Bank PJSC,
Sr. Unsec’d. Notes, EMTN	0.875		12/09/25	GBP	1,168	1,526,921
Sr. Unsec’d. Notes, EMTN	3.150		01/29/26	CNH	55,290	7,786,848

						24,425,867

United Kingdom 1.3%

Barclays Bank PLC,
Sr. Unsec’d. Notes, EMTN	3.600		04/30/27	CNH	12,000	1,719,401
Barclays PLC,
Sr. Unsec’d. Notes, EMTN	0.654	(ff)	06/09/27	JPY	200,000	1,286,074
Sr. Unsec’d. Notes, MTN	5.244		06/15/28	AUD	1,000	664,696
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes	8.000		07/01/31	EUR	1,230	1,431,937
Sr. Sec’d. Notes	8.125		05/14/30	GBP	1,213	1,533,761
Sr. Sec’d. Notes, 144A	8.000		07/01/31	EUR	1,625	1,904,408
Boots Group Finco LP,
Sr. Sec’d. Notes, 144A	7.375		08/31/32	GBP	225	302,829
Hammerson Ireland Finance DAC,
Gtd. Notes	1.750		06/03/27	EUR	6,897	7,839,245
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A, EMTN	3.120		04/04/26	CNH	36,800	5,186,126
Sr. Unsec’d. Notes, EMTN	3.150		03/06/26	CNH	35,000	4,932,596

See Notes to Financial Statements.

PGIM Global Total Return Fund 13

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)

HSBC Holdings PLC,
Sr. Unsec’d. Notes(a)	5.240	%(ff)	05/13/31		2,400	$2,469,378
Sr. Unsec’d. Notes, EMTN	3.400		06/29/27	CNH	1,000	141,649
Lloyds Bank PLC,
Sr. Unsec’d. Notes, EMTN	0.000		04/02/32		2,800	2,085,244
Lloyds Banking Group PLC,
Sub. Notes	4.582		12/10/25		2,250	2,250,209

						33,747,553

United States 19.8%

3M Co.,
Sr. Unsec’d. Notes, 3 Month SOFR + (0.088)%	3.915	(c)	12/21/40		1,425	1,423,739
Aflac, Inc.,
Sr. Unsec’d. Notes	0.500		12/17/29	JPY	100,000	613,594
Sr. Unsec’d. Notes	0.830		03/12/35	JPY	100,000	559,041
Sr. Unsec’d. Notes	0.932		01/25/27	JPY	80,000	516,702
Sr. Unsec’d. Notes	1.159		10/18/30	JPY	700,000	4,406,585
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Sr. Unsec’d. Notes, 144A	5.500		03/31/31		125	125,978
Sr. Unsec’d. Notes, 144A	5.750		03/31/34		195	195,888
Altria Group, Inc.,
Gtd. Notes	3.125		06/15/31	EUR	2,900	3,327,375
American Honda Finance Corp.,
Sr. Unsec’d. Notes	2.850		06/27/28	EUR	2,300	2,669,547
Sr. Unsec’d. Notes	3.500		06/27/31	EUR	6,600	7,716,353
American International Group, Inc.,
Sr. Unsec’d. Notes, MTN	2.137		11/27/34	JPY	150,000	942,011
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375		06/15/29		1,425	1,424,913
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000		11/01/27		579	684,720
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375		09/01/31		1,600	1,426,872
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.625		01/15/28		5,782	5,777,925
AT&T, Inc.,
Sr. Unsec’d. Notes	3.950		04/30/31	EUR	6,500	7,816,039
Sr. Unsec’d. Notes, Series MPLE	4.850		05/25/47	CAD	150	104,275
Sr. Unsec’d. Notes, Series MPLE	5.100		11/25/48	CAD	4,575	3,282,862
B&G Foods, Inc.,
Sr. Sec’d. Notes, 144A(a)	8.000		09/15/28		1,275	1,199,633
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687	(ff)	04/22/32		6,950	6,351,878
Sr. Unsec’d. Notes, Series H, MTN, 3 Month SOFR + 0.162%	4.359	(c)	11/27/40		519	494,782
Sub. Notes, EMTN	8.125		06/02/28	GBP	500	709,398
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, 3 Month SOFR + 0.062%	4.063	(c)	06/30/38		1,092	1,083,023
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000		01/30/28		1,090	953,750
Gtd. Notes, 144A	5.000		02/15/29		175	136,172
Gtd. Notes, 144A	5.250		01/30/30		3,250	2,340,000
Gtd. Notes, 144A	5.250		02/15/31		2,000	1,347,500
Gtd. Notes, 144A	6.250		02/15/29		25	20,500
Gtd. Notes, 144A	7.000		01/15/28		375	344,531
Sr. Sec’d. Notes, 144A	4.875		06/01/28		300	274,506
Beazer Homes USA, Inc.,
Gtd. Notes	5.875		10/15/27		1,375	1,373,568

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Beazer Homes USA, Inc., (cont’d.)
Gtd. Notes(a)	7.250%		10/15/29		1,600	$1,621,330
Becton Dickinson & Co.,
Gtd. Notes	3.828		06/07/32	EUR	2,300	2,730,182
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A	6.581		05/30/49		13,739	14,673,004
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	0.440		09/13/29	JPY	2,240,000	13,807,803
Sr. Unsec’d. Notes	0.787		09/13/34	JPY	100,000	563,754
Sr. Unsec’d. Notes	0.965		09/13/39	JPY	300,000	1,516,720
Boeing Co. (The),
Sr. Unsec’d. Notes	3.250		02/01/35		480	417,981
Sr. Unsec’d. Notes	5.805		05/01/50		3,760	3,740,473
Booking Holdings, Inc.,
Sr. Unsec’d. Notes	3.125		05/09/31	EUR	3,500	4,072,762
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500		08/16/31		1,880	1,673,237
Broadcom, Inc.,
Sr. Unsec’d. Notes	3.419		04/15/33		3,405	3,176,823
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A	1.950		02/28/34		8,815	7,851,363
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625		02/01/29		2,770	2,751,777
Sr. Unsec’d. Notes, 144A	5.125		03/15/28		2,050	2,049,937
Carrier Global Corp.,
Sr. Unsec’d. Notes	4.500		11/29/32	EUR	3,000	3,704,191
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250		02/01/31		723	655,064
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.900		06/01/52		695	456,295
Chubb INA Holdings LLC,
Gtd. Notes	2.500		08/06/30	CNH	10,000	1,400,008
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, GMTN	3.790		09/28/28	HKD	6,000	778,702
Gtd. Notes, MTN, SOFR ICE SWAP 10Y Index + 0.000% (Cap N/A, Floor 0.000%)	3.890	(c)	09/21/27		1,500	1,489,940
Gtd. Notes, MTN, SOFR + 0.100%	4.187	(c)	10/20/57		885	870,847
Citigroup, Inc.,
Jr. Sub. Notes, Series X	3.875	(ff)	02/18/26(oo)		19,245	19,122,368
Sr. Unsec’d. Notes	2.561	(ff)	05/01/32		6,600	5,956,463
Sr. Unsec’d. Notes	3.057	(ff)	01/25/33		1,595	1,456,107
Sr. Unsec’d. Notes, EMTN	6.500		08/16/30	GBP	7	9,703
Sub. Notes	5.827	(ff)	02/13/35		1,230	1,277,868
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000		10/15/26		1,755	1,746,248
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875		11/01/29		635	652,480
Gtd. Notes, 144A(a)	7.375		05/01/33		395	408,616
Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500		10/15/31		2,286	2,326,235
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036		11/15/33		2,040	2,180,525
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982	(ff)	01/30/30		2,792	2,904,297
CoreWeave, Inc.,
Gtd. Notes, 144A	9.250		06/01/30		430	433,571
Dana, Inc.,
Sr. Unsec’d. Notes	5.375		11/15/27		1,800	1,799,317

See Notes to Financial Statements.

PGIM Global Total Return Fund 15

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

DaVita, Inc.,
Gtd. Notes, 144A	3.750%		02/15/31		1,125	$1,033,674
Gtd. Notes, 144A	4.625		06/01/30		1,125	1,085,580
DCLI Bidco LLC,
Second Mortgage, 144A	7.750		11/15/29		425	432,007
DISH DBS Corp.,
Gtd. Notes	5.125		06/01/29		500	431,796
Gtd. Notes	7.375		07/01/28		250	233,561
Gtd. Notes	7.750		07/01/26		4,950	4,899,109
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750		11/15/27		1,300	1,367,932
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	9.400		05/15/39		88	114,250
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125	(ff)	05/15/30(oo)		7,800	8,052,544
Jr. Sub. Notes, Series H	6.500	(ff)	11/15/26(oo)		5,045	5,067,747
Sr. Unsec’d. Notes	5.400		10/01/47		2,200	1,988,432
Sr. Unsec’d. Notes	6.000		06/15/48		2,350	2,292,689
Expand Energy Corp.,
Gtd. Notes	5.375		02/01/29		2,000	2,001,349
Gtd. Notes, 144A	5.875		02/01/29		600	601,502
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.500		05/21/27	EUR	5,600	6,340,137
Fortive Corp.,
Sr. Unsec’d. Notes	3.700		02/13/26	EUR	3,001	3,466,862
Sr. Unsec’d. Notes	3.700		08/15/29	EUR	3,850	4,562,491
General Electric Co.,
Sr. Unsec’d. Notes, Series A, MTN, H15N030D + (0.300)% (Cap N/A, Floor 0.000%)	3.740	(c)	10/16/38		400	398,328
Global Payments, Inc.,
Sr. Unsec’d. Notes	4.875		03/17/31	EUR	700	846,058
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650	(ff)	08/10/26(oo)		11,370	11,147,025
Sr. Unsec’d. Notes	1.992	(ff)	01/27/32		2,450	2,167,877
Sr. Unsec’d. Notes	2.383	(ff)	07/21/32		1,770	1,577,355
Sr. Unsec’d. Notes	2.615	(ff)	04/22/32		9,660	8,770,981
Sr. Unsec’d. Notes	4.500		05/16/28	AUD	210	137,221
Sr. Unsec’d. Notes, EMTN	1.000		08/16/32	JPY	200,000	1,201,389
Sr. Unsec’d. Notes, EMTN	1.300		03/22/30	JPY	10,000	63,291
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 20Y Index + 0.000% (Cap 12.000%, Floor 5.220%)^	5.220	(c)	08/24/30	EUR	5,000	6,119,995
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%^(x)	7.460	(c)	05/31/26(d)		19,080	16,980,939
HCA, Inc.,
Gtd. Notes	7.500		11/06/33		2,000	2,314,147
Gtd. Notes, MTN	7.750		07/15/36		2,000	2,346,152
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	8.375		11/01/33		1,000	1,034,533
Honeywell International, Inc.,
Sr. Unsec’d. Notes	3.750		05/17/32	EUR	4,900	5,801,384
Housing & Urban Development Corp. Ltd. AID Bond,
U.S. Gov’t. Gtd. Notes, 6 Month SOFR + 0.035%	4.717	(c)	09/15/30		500	502,397
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250		04/15/29		3,975	3,867,689
Johnsonville Aeroderivative Combustion Turbine Generation LLC,
Sr. Sec’d. Notes	5.078		10/01/54		272	264,457
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes	4.762	(s)	03/17/48	ITL(jj)	29,800,000	4,807,790

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

JPMorgan Chase Financial Co. LLC,
Gtd. Notes, EMTN	3.330%		08/31/26	CNH	14,000	$1,988,377
Gtd. Notes, EMTN	3.500		07/27/28	CNH	38,000	5,487,858
KB Home,
Gtd. Notes	6.875		06/15/27		1,650	1,684,909
Kraft Heinz Foods Co.,
Gtd. Notes	4.875		10/01/49		15	13,136
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125		01/31/30		75	72,418
Gtd. Notes, 144A	4.375		01/31/32		1,650	1,572,899
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.875		06/15/29		200	191,946
Sr. Sec’d. Notes, 144A	7.000		03/31/34		1,800	1,849,932
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.951		10/15/50		90	68,681
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375		01/15/29		3,000	2,905,696
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875		04/01/29		1,800	1,748,673
Medtronic Global Holdings SCA,
Gtd. Notes	1.750		07/02/49	EUR	2,100	1,536,018
Medtronic, Inc.,
Gtd. Notes	2.950		10/15/30	EUR	9,000	10,439,205
Gtd. Notes	3.650		10/15/29	EUR	11,300	13,494,494
MetLife, Inc.,
Sr. Unsec’d. Notes	0.769		05/23/29	JPY	600,000	3,769,902
Sr. Unsec’d. Notes	1.415		03/07/31	JPY	700,000	4,397,324
Morgan Guaranty Trust Co.,
Sr. Unsec’d. Notes	1.146	(s)	01/21/27	ITL(jj)	2,275,000	1,301,843
Morgan Stanley,
Sr. Unsec’d. Notes, EMTN	0.000		04/02/32		22,400	16,240,000
Sr. Unsec’d. Notes, EMTN	0.500	(cc)	06/26/43	MXN	16,700	176,851
Sr. Unsec’d. Notes, EMTN	0.500	(cc)	09/25/43	MXN	33,900	349,932
Sr. Unsec’d. Notes, EMTN	7.500		12/15/27	MXN	33,300	1,772,678
Sr. Unsec’d. Notes, EMTN	5.632	(s)	10/05/26	IDR	2,000,000	113,437
Sr. Unsec’d. Notes, EMTN	7.118	(s)	06/28/27	MXN	27,000	1,266,912
Sr. Unsec’d. Notes, EMTN	7.926	(s)	04/05/32	MXN	71,000	2,074,002
Sr. Unsec’d. Notes, EMTN	7.950	(s)	11/07/31	MXN	56,000	1,708,011
Sr. Unsec’d. Notes, GMTN	1.875		03/06/30	EUR	1,100	1,188,620
Morgan Stanley Finance LLC,
Gtd. Notes, EMTN	3.100		03/08/28	CNH	5,000	711,265
Gtd. Notes, EMTN	3.460		08/10/28	CNH	2,000	289,542
Nestle Finance International Ltd.,
Gtd. Notes, EMTN	2.800		05/29/35	CNH	28,000	3,986,989
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375		05/15/30		365	346,750
Sr. Unsec’d. Notes(a)	6.625		05/15/32		185	174,322
NRG Energy, Inc.,
Jr. Sub. Notes, 144A	10.250	(ff)	03/15/28(oo)		650	713,063
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.450		09/15/36		35	37,147
OneMain Finance Corp.,
Gtd. Notes	4.000		09/15/30		1,500	1,394,761
ONEOK, Inc.,
Gtd. Notes	6.050		09/01/33		5,600	5,935,822
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125		04/30/28		450	427,822
Sr. Unsec’d. Notes, 144A(a)	5.125		04/30/31		525	403,088

See Notes to Financial Statements.

PGIM Global Total Return Fund 17

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000%		04/15/27		1,825	$1,850,407
Prologis LP,
Sr. Unsec’d. Notes	3.250		09/11/29	CNH	63,660	9,104,646
Sr. Unsec’d. Notes	3.500		02/06/27	CNH	26,000	3,696,483
Prologis Yen Finance LLC,
Gtd. Notes	0.885		06/27/36	JPY	300,000	1,558,950
Gtd. Notes	0.972		09/25/28	JPY	700,000	4,408,094
Gtd. Notes	1.003		06/24/32	JPY	1,500,000	8,811,092
Gtd. Notes	1.222		06/22/35	JPY	200,000	1,111,822
Realty Income Corp.,
Sr. Unsec’d. Notes	3.375		06/20/31	EUR	6,600	7,648,951
Sr. Unsec’d. Notes	4.875		07/06/30	EUR	4,400	5,439,862
Sr. Unsec’d. Notes	5.000		10/15/29	GBP	6,300	8,414,876
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750		03/01/32		285	296,931
Southaven Combined Cycle Generation LLC,
Sec’d. Notes	3.846		08/15/33		9	8,302
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500		01/15/28		2,075	2,064,716
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750		01/15/28		2,723	2,755,552
Sr. Unsec’d. Notes, 144A	5.125		08/01/30		150	149,658
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375		01/15/30		675	658,810
Sr. Sec’d. Notes	4.625		06/15/28		275	273,881
Sr. Sec’d. Notes	5.125		11/01/27		455	454,908
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000		11/17/28		2,325	2,319,814
Time Warner Cable Enterprises LLC,
Sr. Sec’d. Notes	8.375		07/15/33		2,065	2,398,214
Time Warner Cable LLC,
Sr. Sec’d. Notes	6.550		05/01/37		20	20,490
Tote Shipholdings LLC,
U.S. Gov’t. Gtd. Notes	3.400		10/16/40		76	68,295
U.S. Bancorp,
Jr. Sub. Notes	3.700	(ff)	01/15/27(oo)		18,150	17,637,460
U.S. Bank NA,
Sr. Unsec’d. Notes, 3 Month SOFR + 0.012%	4.238	(c)	08/09/47		3,414	3,351,861
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375		04/15/26		1,300	1,297,377
Sr. Sec’d. Notes, 144A	4.625		04/15/29		950	940,868
United Rentals North America, Inc.,
Gtd. Notes	4.875		01/15/28		1,190	1,188,898
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000	(ff)	09/30/29(oo)		1,620	1,514,133
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.500		04/08/31	GBP	1,400	1,653,055
Sr. Unsec’d. Notes, MTN	2.650		05/06/30	AUD	1,600	955,122
Sr. Unsec’d. Notes, MTN	3.000		03/23/31	AUD	1,000	591,563
Sr. Unsec’d. Notes, Series MPLE	4.050		03/22/51	CAD	3,200	1,949,090
Viatris, Inc.,
Gtd. Notes	3.850		06/22/40		4,410	3,347,200
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250		12/01/26		4,000	3,991,907
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000	(ff)	12/15/26(oo)		2,650	2,678,251
Jr. Sub. Notes, 144A	8.000	(ff)	10/15/26(oo)		3,700	3,792,051

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Wachovia Bank NA,
Sr. Unsec’d. Notes, 3 Month SOFR + 0.062%	4.284	%(c)	11/27/40		511	$498,397
Warnermedia Holdings, Inc.,
Gtd. Notes	4.054		03/15/29		30	29,131
Wells Fargo & Co.,
Sr. Unsec’d. Notes, 3 Month SOFR + 0.012%	3.946	(c)	07/06/46		450	444,322
Sr. Unsec’d. Notes	4.000		04/27/27	AUD	4,198	2,739,575
Sr. Unsec’d. Notes, GMTN	3.700		07/27/26	AUD	1,458	950,985
Sr. Unsec’d. Notes, MTN	2.572	(ff)	02/11/31		7,890	7,348,618
Sr. Unsec’d. Notes, MTN	3.350	(ff)	03/02/33		4,410	4,112,759
WPC Eurobond BV,
Gtd. Notes	0.950		06/01/30	EUR	9,950	10,426,003
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(a)	7.125		02/15/31		820	879,927
XPO, Inc.,
Gtd. Notes, 144A	7.125		02/01/32		735	773,775

						512,681,728

TOTAL CORPORATE BONDS
(cost $1,094,210,702)						1,059,978,023

FLOATING RATE AND OTHER LOANS 0.2%

Netherlands 0.1%

International Park Holdings BV, 2025 Facility B, 6 Month EURIBOR + 5.500%^	7.412	(c)	01/30/32	EUR	2,525	2,859,509

United Kingdom 0.1%

Doncasters US Finance LLC, 2025 Term Loan, 3 Month SOFR + 6.500%	10.502	(c)	04/23/30		1,194	1,205,940
The Boots Group,
Closing Date Sterling Term Loan, SONIA + 4.750%	8.719	(c)	07/18/32	GBP	1,200	1,583,477

						2,789,417

United States 0.0%

ClubCorp Holdings, Inc.,
Term Loan, 1 Month SOFR + 5.000%^	8.965	(c)	07/10/32		669	663,576
Diamond Sports Net LLC,
First Lien Exit Term Loan	15.000		01/02/28		314	233,983

						897,559

TOTAL FLOATING RATE AND OTHER LOANS
(cost $6,323,235)						6,546,485

MUNICIPAL BONDS 0.4%

Louisiana 0.2%

Plaquemines Port Harbor & Terminal District,
Taxable, Revenue Bonds, Series B	12.000		12/01/34		4,900	5,040,560

Wisconsin 0.2%

Public Finance Authority,
Revenue Bonds, Series C	9.250		09/01/55		5,050	4,771,699

TOTAL MUNICIPAL BONDS
(cost $9,716,871)						9,812,259

See Notes to Financial Statements.

PGIM Global Total Return Fund 19

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.4%

United States

Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)	8.199	%(c)	07/01/26		1,888	$1,892,437
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750	(cc)	06/25/64		803	798,016
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.283	(c)	10/25/41		1,000	1,019,950
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	5.733	(c)	10/25/41		76	76,554
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)	7.483	(c)	11/25/41		260	265,676
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.333	(c)	12/25/41		340	347,644
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.283	(c)	03/25/42		1,200	1,233,565
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.883	(c)	07/25/44		250	250,938
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.633	(c)	04/25/34		1,401	1,407,491
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.183	(c)	09/26/33		225	225,346
Fannie Mae REMIC,
Series 2012-107, Class GI, IO	3.500		09/25/27		150	806
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.183	(c)	12/25/50		400	427,797
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.183	(c)	11/25/50		595	657,475
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.833	(c)	01/25/34		462	463,047
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.583	(c)	10/25/41		320	326,794
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.683	(c)	10/25/41		84	84,025
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	5.983	(c)	11/25/41		830	837,147
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.533	(c)	09/25/41		150	152,484
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.283	(c)	09/25/41		3,350	3,374,087
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.533	(c)	12/25/41		2,350	2,378,647
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.683	(c)	01/25/42		100	101,721
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.533	(c)	05/25/42		300	310,951
Freddie Mac REMIC,
Series 4166, Class IO, IO	3.500		02/15/43		3,393	539,474
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	6.983	(c)	01/25/34		199	199,033
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921	(cc)	07/25/39		1,500	1,507,184
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.856	(c)	01/25/48		315	309,887
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.083	(c)	04/25/34		391	394,664
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.683	(c)	05/25/33		5,181	5,242,191
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.545	(c)	03/29/27		4,777	4,826,411
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.295	(c)	09/27/28		4,131	4,182,078
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.883	(c)	11/25/31		1,770	1,791,445

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $35,018,676)						35,624,965

SOVEREIGN BONDS 33.2%

Andorra 0.0%

Andorra International Bond,
Sr. Unsec’d. Notes, EMTN	1.250		02/23/27	EUR	700	792,509
Sr. Unsec’d. Notes, EMTN	1.250		05/06/31	EUR	400	415,733

						1,208,242

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Argentina 0.1%

Argentine Republic Government International Bond,
Bonds	4.330%		12/31/33(d)	JPY	441,333	$472,519
Sr. Unsec’d. Notes	0.670	(cc)	12/31/38(d)	JPY	1,637,456	1,753,165
Sr. Unsec’d. Notes	0.670	(cc)	12/31/38(d)	JPY	70,829	68,940
Sr. Unsec’d. Notes	0.670	(cc)	12/31/38	JPY	1,812	1,764
Sr. Unsec’d. Notes	4.330		12/31/33	JPY	55,152	59,049

						2,355,437

Austria 0.1%

Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, Series 30Y, 144A, MTN	5.375		12/01/34	CAD	2,349	1,861,162

Belize 0.1%

Platinum for Belize Blue Investment Co. LLC,
Sec’d. Notes	4.470		10/20/40		1,800	1,613,088

Brazil 0.5%

Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333		02/15/28		12,547	12,513,400
Brazilian Government International Bond,
Sr. Unsec’d. Notes(a)	10.250		01/10/28	BRL	2,890	535,890

						13,049,290

Bulgaria 0.4%

Bulgaria Government International Bond,
Sr. Unsec’d. Notes, GMTN	3.125		03/26/35	EUR	8,212	9,283,350

Canada 0.5%

Canadian Government Bond,
Bonds	4.000		06/01/41	CAD	650	497,643
Canadian Government Real Return Bond,
Bonds	0.250		12/01/54	CAD	236	115,507
City of Toronto,
Unsec’d. Notes	3.250		06/24/46	CAD	3,000	1,775,171
Province of Alberta,
Unsec’d. Notes	3.050		12/01/48	CAD	3,500	2,012,486
Province of British Columbia,
Unsec’d. Notes	2.800		06/18/48	CAD	3,000	1,646,472
Province of Manitoba,
Unsec’d. Notes	3.200		03/05/50	CAD	3,000	1,736,263
Province of Nova Scotia,
Unsec’d. Notes	3.450		06/01/45	CAD	3,000	1,868,996
Province of Quebec,
Unsec’d. Notes, MTN	4.694	(s)	10/01/39	CAD	2,485	973,026
Province of Saskatchewan,
Unsec’d. Notes	3.300		06/02/48	CAD	3,500	2,107,841

						12,733,405

Chile 0.1%

Bonos de la Tesoreria de la Republica,
Bonds	2.000		03/01/35	CLP	5	203,459
Bonos de la Tesoreria de la Republica en pesos,
Bonds	5.000		03/01/35	CLP	505,000	516,727

See Notes to Financial Statements.

PGIM Global Total Return Fund 21

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Chile (cont’d.)

Chile Government International Bond,
Sr. Unsec’d. Notes	1.440%	02/01/29	EUR	1,884	$2,087,443
Sr. Unsec’d. Notes	3.875	07/09/31	EUR	200	237,879

					3,045,508

China 2.5%

China Government Bond,
Sr. Unsec’d. Notes	2.390	03/15/29	CNH	500	71,984
Sr. Unsec’d. Notes	3.310	11/30/25	CNH	4,000	562,142
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	2,000	289,502
Sr. Unsec’d. Notes	3.600	05/21/30	CNH	21,500	3,269,165
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	16,000	2,655,578
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	71,500	12,475,041
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	81,500	13,615,683
Sr. Unsec’d. Notes	4.100	05/21/45	CNH	62,000	11,125,930
Sr. Unsec’d. Notes	4.150	12/12/31	CNH	41,500	6,646,539
Sr. Unsec’d. Notes	4.290	05/22/29	CNH	3,500	536,075
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	48,500	9,134,346
Sr. Unsec’d. Notes	4.500	05/22/34	CNH	24,000	4,057,692
Export-Import Bank of China (The),
Sr. Unsec’d. Notes	4.150	06/18/27	CNH	4,000	582,818

					65,022,495

Colombia 1.3%

Colombia Government International Bond,
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	9,300	10,675,962
Sr. Unsec’d. Notes	5.000	09/19/32	EUR	2,450	2,759,747
Sr. Unsec’d. Notes	5.625	02/19/36	EUR	3,690	4,084,742
Sr. Unsec’d. Notes	8.000	04/20/33		1,600	1,758,800
Sr. Unsec’d. Notes	8.375	02/15/27		6,949	7,082,282
Sr. Unsec’d. Notes	9.850	06/28/27	COP	23,612,000	6,032,908
Sr. Unsec’d. Notes	10.375	01/28/33		19	23,631
Sr. Unsec’d. Notes	11.850	03/09/28		1,000	1,134,800

					33,552,872

Cyprus 0.4%

Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	7,550	6,547,244
Sr. Unsec’d. Notes, EMTN	2.250	04/16/50	EUR	2,000	1,755,740
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	3,000	2,920,239

					11,223,223

Czech Republic 0.2%

Czech Republic Government Bond,
Sr. Unsec’d. Notes, Series 103	2.000	10/13/33	CZK	115,000	4,585,155

Denmark 0.2%

Denmark Government Bond,
Bonds	0.100	11/15/34	DKK	1,043	149,100
Bonds, Series 10Y	0.500	11/15/27	DKK	12,110	1,821,459
Bonds, Series 10Y	0.500	11/15/29	DKK	4,300	625,896
Bonds, Series 11Y	1.750	11/15/25	DKK	3,520	542,621

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Denmark (cont’d.)

Denmark Government Bond, (cont’d.)
Bonds, Series 31Y	4.500%	11/15/39	DKK	1,800	$335,185
Bonds, Series 32Y	0.250	11/15/52	DKK	5,000	392,147

					3,866,408

Ecuador 0.5%

Amazon Conservation DAC,
Sr. Sec’d. Notes	6.034	01/16/42		2,770	2,859,509
Sr. Sec’d. Notes, 144A	6.034	01/16/42		9,000	9,290,822
Ecuador Social Bond Sarl,
Gov’t. Gtd. Notes^	0.350	01/30/35		16,160	281,184
GPS Blue Financing DAC,
Sec’d. Notes	5.645	11/09/41		240	238,728

					12,670,243

Egypt 0.2%

Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	700	806,855
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	4,700	5,267,446

					6,074,301

Finland 0.1%

Kuntarahoitus OYJ,
Local Gov’t. Gtd. Notes, EMTN	3.050	09/24/32	SEK	13,000	1,367,463

France 2.2%

Agence France Locale,
Gtd. Notes, EMTN	3.125	03/20/34	EUR	2,300	2,596,887
Bpifrance SACA,
Gtd. Notes, EMTN	0.625	07/22/31	EUR	1,500	1,519,607
Gtd. Notes, EMTN	3.375	11/25/32	EUR	3,900	4,551,167
Gtd. Notes, EMTN	3.375	05/25/34	EUR	6,800	7,817,304
Caisse Francaise de Financement Local SA,
Covered Bonds, EMTN	4.680	03/09/29	CAD	28,712	20,880,536
French Republic Government Bond OAT,
Bonds, 144A	0.500	05/25/72	EUR	100	29,699
Bonds, Series OATe, 144A	0.100	07/25/38	EUR	120	113,591
Bonds, Series OATi, 144A	0.550	03/01/39	EUR	107	103,826
Ile-de-France Mobilites,
Sr. Unsec’d. Notes, EMTN	0.950	02/16/32	EUR	1,400	1,420,021
Region of Ile de France,
Sr. Unsec’d. Notes, EMTN	2.900	04/30/31	EUR	1,700	1,962,254
SFIL SA,
Sr. Unsec’d. Notes, EMTN	2.875	01/22/31	EUR	9,100	10,468,591
Societe Des Grands Projets EPIC,
Sr. Unsec’d. Notes, EMTN	0.000	11/25/30	EUR	2,800	2,806,693
Ville de Paris,
Sr. Unsec’d. Notes, EMTN	1.750	05/25/31	EUR	2,800	3,020,223

					57,290,399

Gabon 0.2%

Gabon Blue Bond Master Trust 2,
Insured Notes	6.097	08/01/38		5,550	5,647,791

See Notes to Financial Statements.

PGIM Global Total Return Fund 23

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Germany 0.0%

Deutsche Bundesrepublik Inflation-Linked Bond,
Bonds	0.100%	04/15/46	EUR	130	$120,483
State of North Rhine-Westphalia,
Sr. Unsec’d. Notes, EMTN	7.500	06/08/27	MXN	500	26,430

					146,913

Greece 3.5%

Hellenic Republic Government Bond,
Bonds	4.300	02/24/26	EUR	52	59,958
Bonds	4.300	02/24/27	EUR	99	116,397
Bonds	4.300	02/24/28	EUR	64	76,179
Bonds	4.300	02/24/29	EUR	194	230,490
Bonds	4.300	02/24/30	EUR	501	595,732
Bonds	4.300	02/24/31	EUR	169	200,633
Bonds	4.300	02/24/32	EUR	158	187,017
Bonds	4.300	02/24/33	EUR	46	53,610
Bonds	4.300	02/24/34	EUR	95	110,981
Bonds	4.300	02/24/35	EUR	199	230,192
Bonds	4.300	02/24/36	EUR	131	150,472
Bonds	4.300	02/24/37	EUR	157	178,798
Bonds	4.300	02/24/38	EUR	268	302,509
Bonds	4.300	02/24/39	EUR	319	356,972
Bonds	4.300	02/24/40	EUR	378	442,698
Bonds	4.300	02/24/41	EUR	300	350,456
Bonds	4.300	02/24/42	EUR	923	1,071,164
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	60,000	61,650,844
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	7,585	5,745,513
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	10,198	12,979,659
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	5,400	6,647,590

					91,737,864

Guatemala 0.0%

Guatemala Government Bond,
Sr. Unsec’d. Notes, 144A	6.250	08/15/36		1,000	1,055,310

Hong Kong 0.1%

Hong Kong Government International Bond,
Sr. Unsec’d. Notes, GMTN	3.300	06/07/33	CNH	22,000	3,342,452

Hungary 0.5%

Hungary Government Bond,
Bonds, Series 27/A	3.000	10/27/27	HUF	800,000	2,235,613
Hungary Government International Bond,
Sr. Unsec’d. Notes	2.125	09/22/31		1,375	1,181,593
Sr. Unsec’d. Notes, Series 10Y	4.500	06/16/34	EUR	1,200	1,435,049
Sr. Unsec’d. Notes, Series 12Y	1.625	04/28/32	EUR	2,976	3,064,309
Magyar Export-Import Bank Zrt,
Gov’t. Gtd. Notes	6.000	05/16/29	EUR	3,600	4,473,204

					12,389,768

India 0.3%

Export-Import Bank of India,
Sr. Unsec’d. Notes, EMTN	3.450	06/25/26	CNH	50,000	7,074,766

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Indonesia 2.0%

Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900%		02/14/27	EUR	10,300	$11,621,671
Sr. Unsec’d. Notes	1.000		07/28/29	EUR	8,500	9,125,317
Sr. Unsec’d. Notes	1.400		10/30/31	EUR	9,560	9,886,436
Sr. Unsec’d. Notes	2.500		10/31/30	CNH	10,000	1,408,698
Sr. Unsec’d. Notes	3.650		09/10/32	EUR	3,200	3,728,832
Sr. Unsec’d. Notes, EMTN	3.750		06/14/28	EUR	13,980	16,545,098

						52,316,052

Israel 0.3%

Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.875		10/21/34	GBP	3,517	5,132,233
State of Israel,
Sr. Unsec’d. Notes, EMTN	6.250		11/21/27		1,500	1,564,219

						6,696,452

Italy 3.3%

Cassa Del Trentino SPA,
Local Gov’t. Gtd. Notes, EMTN	1.160		06/17/26	EUR	316	361,145
City of Milan,
Sr. Unsec’d. Notes	4.019		06/29/35	EUR	6,875	8,135,913
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, 144A	1.800		05/15/36	EUR	104	121,183
Sr. Unsec’d. Notes, Series 10Y	3.850		07/01/34	EUR	500	604,643
Sr. Unsec’d. Notes, Series 10Y	4.200		03/01/34	EUR	250	310,204
Sr. Unsec’d. Notes, Series 11Y	3.850		02/01/35	EUR	3,085	3,718,973
Sr. Unsec’d. Notes, Series 16Y, 144A	3.350		03/01/35	EUR	1,285	1,495,797
Sr. Unsec’d. Notes, Series VALR	4.100	(cc)	10/10/28	EUR	1,000	1,215,008
Region of Lazio,
Sr. Unsec’d. Notes	3.088		03/31/43	EUR	5,942	6,476,191
Region of Lombardy,
Sr. Unsec’d. Notes	5.804		10/25/32		2,590	2,419,058
Region of Piemont Italy,
Sr. Unsec’d. Notes, EMTN, 6 Month EURIBOR + 0.155% (Cap N/A, Floor 0.000%)	2.256	(c)	11/27/36	EUR	3,000	2,883,074
Region of Umbria,
Sr. Unsec’d. Notes, 6 Month EURIBOR + 0.200%	2.303	(c)	03/26/31	EUR	599	652,085
Repubic of Italy Government International Bond Coupon Strips,
Sr. Unsec’d. Notes	1.812	(s)	02/20/31	EUR	5,458	5,231,926
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.000% (Cap N/A, Floor 4.250%)	4.250	(c)	06/28/29	EUR	7,892	9,584,298
Sr. Unsec’d. Notes, EMTN	4.425		03/28/36	EUR	1,400	1,707,612
Sr. Unsec’d. Notes, EMTN	5.200		07/31/34	EUR	1,635	2,118,026
Sr. Unsec’d. Notes, EMTN	5.250		12/07/34	GBP	17,100	22,407,575
Sr. Unsec’d. Notes, EMTN	5.345		01/27/48	EUR	2,100	2,648,985
Sr. Unsec’d. Notes, Series 10Y	2.875		10/17/29		3,300	3,148,616
Sr. Unsec’d. Notes, Series 30Y	3.875		05/06/51		1,492	1,081,469
Sr. Unsec’d. Notes, Series 30Y, MTN	5.375		06/15/33		5,900	6,251,733
Sr. Unsec’d. Notes, Series 67, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 8.800%, Floor N/A)	2.455	(c)	05/11/26	EUR	3,000	3,453,138

						86,026,652

Japan 1.2%

Japan Government Thirty Year Bond,
Bonds, Series 88	3.200		09/20/55	JPY	4,200,000	27,895,522

See Notes to Financial Statements.

PGIM Global Total Return Fund 25

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Japan (cont’d.)

Japan Government Twenty Year Bond,
Bonds, Series 159	0.600%	12/20/36	JPY	350,000	$1,997,407
Bonds, Series 189	1.900	06/20/44	JPY	377,000	2,220,486

					32,113,415

Malta 0.1%

Malta Government Bond,
Bonds, Series 16Y	1.200	05/13/37	EUR	1,000	877,132
Bonds, Series I	1.000	04/23/31	EUR	2,500	2,503,100

					3,380,232

Mexico 1.7%

Eagle Funding Luxco Sarl,
Sr. Unsec’d. Notes, 144A	5.500	08/17/30		13,210	13,409,603
Mexican Udibonos,
Bonds, Series S	3.250	11/12/43	MXN	10	388,919
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.125	01/17/30	EUR	10,100	10,652,215
Sr. Unsec’d. Notes	1.450	10/25/33	EUR	4,825	4,563,797
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	5,000	4,659,588
Sr. Unsec’d. Notes	3.500	09/19/29	EUR	1,020	1,184,521
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	791,971
Sr. Unsec’d. Notes	4.500	03/19/34	EUR	1,070	1,247,519
Sr. Unsec’d. Notes	5.125	03/19/38	EUR	3,600	4,223,734
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	340	333,765
Sr. Unsec’d. Notes, Series 28	2.000	04/20/38	JPY	300,000	1,621,374
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33		875	1,006,053

					44,083,059

New Zealand 0.2%

New Zealand Government Bond,
Unsec’d. Notes, Series 528	0.250	05/15/28	NZD	8,000	4,287,938

Norway 0.1%

Norway Government Bond,
Sr. Unsec’d. Notes, Series 479, 144A	1.750	02/17/27	NOK	22,000	2,112,147

Panama 0.6%

Panama Government International Bond,
Sr. Unsec’d. Notes(a)	6.875	01/31/36		300	325,244
Sr. Unsec’d. Notes	8.125	04/28/34		14,336	16,378,737

					16,703,981

Peru 0.6%
Peru Government Bond,
Bonds	5.940	02/12/29	PEN	6,000	1,861,363
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	1,200	1,182,187
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	9,408	11,186,399

					14,229,949

Philippines 1.1%

Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	5,365	5,774,279

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Philippines (cont’d.)

Philippine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	1.200%		04/28/33	EUR	1,350	$1,325,093
Sr. Unsec’d. Notes	1.750		04/28/41	EUR	1,085	921,561
Sr. Unsec’d. Notes, EMTN	0.875		05/17/27	EUR	4,000	4,502,539
Sr. Unsec’d. Notes, Series 11	0.990		08/15/28	JPY	800,000	5,060,801
Sr. Unsec’d. Notes, Series 15	0.590		08/15/29	JPY	1,700,000	10,438,713

						28,022,986

Poland 0.2%

Republic of Poland Government Bond,
Bonds, Series 0426	5.048	(s)	04/25/26	PLN	1,000	266,742
Bonds, Series 0428	2.750		04/25/28	PLN	1,000	262,090
Bonds, Series 0429	5.750		04/25/29	PLN	1,000	281,931
Bonds, Series 0432	1.750		04/25/32	PLN	1,000	224,105
Bonds, Series 0527	3.750		05/25/27	PLN	1,000	269,995
Bonds, Series 0726	2.500		07/25/26	PLN	1,000	269,000
Bonds, Series 0727	2.500		07/25/27	PLN	1,000	263,657
Bonds, Series 0728	7.500		07/25/28	PLN	5,000	1,464,406
Bonds, Series 0729	4.750		07/25/29	PLN	1,000	273,071
Bonds, Series 1026	0.250		10/25/26	PLN	1,000	262,350
Bonds, Series 1029	2.750		10/25/29	PLN	1,000	253,815
Bonds, Series 1030	1.250		10/25/30	PLN	1,000	229,740
Bonds, Series 1033	6.000		10/25/33	PLN	1,000	286,179
Bonds, Series 1034	5.000		10/25/34	PLN	1,000	266,347
Unsec’d. Notes	1.750		08/25/31	PLN	418	108,102
Republic of Poland Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.220		08/04/34	JPY	100,000	703,921

						5,685,451

Portugal 0.1%

Autonomous Region of the Azores,
Sr. Unsec’d. Notes	0.491		10/01/27	EUR	400	443,304
Sr. Unsec’d. Notes	1.006		06/15/29	EUR	300	325,772
Sr. Unsec’d. Notes	1.095		09/27/36	EUR	600	522,343
Sr. Unsec’d. Notes	2.163		04/06/32	EUR	500	539,048
Sr. Unsec’d. Notes	3.720		10/17/28	EUR	400	472,485
Regiao Autonoma Madeira,
Sr. Unsec’d. Notes	1.141		12/04/34	EUR	1,000	918,209

						3,221,161

Romania 0.9%

Romania Government Bond,
Bonds, Series 04Y	3.500		11/25/25	RON	500	113,166
Bonds, Series 04Y	7.200		10/28/26	RON	500	114,197
Bonds, Series 04Y	7.200		05/31/27	RON	500	114,227
Bonds, Series 05Y	3.250		06/24/26	RON	500	111,250
Bonds, Series 05Y	4.250		04/28/36	RON	500	90,909
Bonds, Series 05Y	6.300		04/25/29	RON	500	110,865
Bonds, Series 06Y	8.750		10/30/28	RON	500	118,830
Bonds, Series 07Y	2.500		10/25/27	RON	500	104,793
Bonds, Series 07Y	4.850		04/22/26	RON	500	112,566
Bonds, Series 07Y	8.000		04/29/30	RON	500	117,688
Bonds, Series 08Y	4.150		01/26/28	RON	500	107,198
Bonds, Series 08Y	4.850		07/25/29	RON	500	105,652
Bonds, Series 08Y	7.350		04/28/31	RON	500	115,246

See Notes to Financial Statements.

PGIM Global Total Return Fund 27

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Romania (cont’d.)

Romania Government Bond, (cont’d.)
Bonds, Series 10Y	4.150%	10/24/30	RON	500	$100,238
Bonds, Series 10Y	5.000	02/12/29	RON	500	106,953
Bonds, Series 10Y	6.700	02/25/32	RON	500	111,646
Bonds, Series 10Y	7.200	10/30/33	RON	500	115,125
Bonds, Series 10Y	8.250	09/29/32	RON	500	120,981
Bonds, Series 11Y	7.100	07/31/34	RON	500	114,477
Bonds, Series 15Y	3.650	09/24/31	RON	500	95,930
Bonds, Series 15Y	4.750	10/11/34	RON	500	97,265
Bonds, Series 15Y	5.800	07/26/27	RON	500	111,733
Bonds, Series 15Y	7.900	02/24/38	RON	500	122,019
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	3,600	3,624,374
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	4,500,673
Sr. Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,256,821
Sr. Unsec’d. Notes, EMTN	2.124	07/16/31	EUR	2,000	2,013,541
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	1,147,861
Sr. Unsec’d. Notes, EMTN	3.375	02/08/38	EUR	2,138	1,951,482
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	1,000	1,003,163
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	999,566
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	1,786	1,704,548
Sr. Unsec’d. Notes, EMTN	6.750	07/11/39	EUR	1,003	1,200,791
Sr. Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	799,795

					22,735,569

San Marino 0.0%

San Marino Government Bond,
Sr. Unsec’d. Notes	6.500	01/19/27	EUR	300	356,320

Saudi Arabia 0.6%

Saudi Government International Bond,
Sr. Unsec’d. Notes	2.000	07/09/39	EUR	16,656	15,316,786

Serbia 1.3%

Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	6,000	6,469,202
Sr. Unsec’d. Notes	2.125	12/01/30		9,015	7,889,777
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	15,595	17,992,429

					32,351,408

Slovakia 0.1%

Slovakia Government Bond,
Bonds, Series 247	3.625	06/08/33	EUR	1,530	1,816,792

Slovenia 0.1%

Slovenia Government Bond,
Sr. Unsec’d. Notes, Series RS86	0.000	02/12/31	EUR	100	101,349
Slovenia Government International Bond,
Bonds	5.000	09/19/33		3,200	3,322,496

					3,423,845

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

South Africa 0.1%

Republic of South Africa Government Bond - CPI Linked,
Sr. Unsec’d. Notes, Series 2046	2.500%		03/31/46	ZAR	5,424	$219,157
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes, Series 12Y	3.750		07/24/26	EUR	2,200	2,552,009

						2,771,166

Spain 2.5%

Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.690		10/28/34	EUR	598	735,163
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.480%)	5.480	(c)	05/11/29	EUR	1,000	1,338,365
Sr. Unsec’d. Notes, EMTN	5.900		05/28/30	EUR	3,250	4,144,945
Sr. Unsec’d. Notes, EMTN	6.350		11/30/41	EUR	2,100	2,898,372
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	1.000		10/31/50	EUR	10,600	6,711,132
Sr. Unsec’d. Notes, 144A	1.200		10/31/40	EUR	2,500	2,099,754
Sr. Unsec’d. Notes, 144A	1.850		07/30/35	EUR	7,225	7,466,603
Sr. Unsec’d. Notes, 144A	3.450		07/30/66	EUR	4,200	4,256,128
Spain Government Bond Coupon Strips,
Bonds	0.449	(s)	07/30/29	EUR	438	461,803
Sr. Unsec’d. Notes	0.320	(s)	01/31/33	EUR	2,100	1,969,231
Sr. Unsec’d. Notes	0.958	(s)	01/31/35	EUR	168	143,831
Sr. Unsec’d. Notes	1.027	(s)	01/31/36	EUR	168	137,371
Sr. Unsec’d. Notes	1.078	(s)	01/31/37	EUR	168	131,748
Sr. Unsec’d. Notes	1.296	(s)	07/30/41	EUR	436	278,298
Sr. Unsec’d. Notes, Series CAC(k)	0.579	(s)	07/30/29	EUR	3,600	3,785,692
Sr. Unsec’d. Notes, Series CAC	1.128	(s)	07/30/36	EUR	862	697,406
Sr. Unsec’d. Notes, Series CAC	1.212	(s)	07/30/37	EUR	862	665,622
Sr. Unsec’d. Notes, Series CAC	1.297	(s)	07/30/38	EUR	862	632,406
Sr. Unsec’d. Notes, Series CAC	1.365	(s)	07/30/42	EUR	300	181,823
Sr. Unsec’d. Notes, Series CAC	1.405	(s)	07/30/43	EUR	300	172,462
Sr. Unsec’d. Notes, Series CAC	1.455	(s)	07/30/44	EUR	300	166,082
Sr. Unsec’d. Notes, Series CAC	1.475	(s)	07/30/45	EUR	300	158,554
Sr. Unsec’d. Notes, Series CAC	1.485	(s)	07/30/46	EUR	300	151,721
Sr. Unsec’d. Notes, Series CAC	1.504	(s)	07/30/47	EUR	300	144,882
Sr. Unsec’d. Notes, Series CAC	1.514	(s)	07/30/48	EUR	300	140,839
Sr. Unsec’d. Notes, Series CAC	1.544	(s)	07/30/49	EUR	300	135,597
Sr. Unsec’d. Notes, Series CAC	1.564	(s)	07/30/50	EUR	300	128,626
Sr. Unsec’d. Notes, Series CAC	1.594	(s)	07/30/51	EUR	300	122,407
Sr. Unsec’d. Notes, Series CAC	1.623	(s)	07/30/52	EUR	300	117,024
Sr. Unsec’d. Notes, Series CAC	1.663	(s)	07/30/53	EUR	300	109,506
Sr. Unsec’d. Notes, Series CAC	1.683	(s)	07/30/54	EUR	300	103,358
Sr. Unsec’d. Notes, Series CAC	1.703	(s)	07/30/55	EUR	300	96,622
Sr. Unsec’d. Notes, Series CAC	1.732	(s)	07/30/56	EUR	300	88,023
Sr. Unsec’d. Notes, Series CAC	1.772	(s)	07/30/57	EUR	300	89,028
Sr. Unsec’d. Notes, Series CAC	1.782	(s)	07/30/58	EUR	300	85,515
Sr. Unsec’d. Notes, Series CAC	1.812	(s)	07/30/59	EUR	300	81,217
Sr. Unsec’d. Notes, Series CAC	1.851	(s)	07/30/60	EUR	300	76,134
Sr. Unsec’d. Notes, Series CAC	1.871	(s)	07/30/61	EUR	300	72,166
Sr. Unsec’d. Notes, Series CAC	1.891	(s)	07/30/62	EUR	300	67,540
Sr. Unsec’d. Notes, Series CAC	1.921	(s)	07/30/63	EUR	300	65,094
Sr. Unsec’d. Notes, Series CAC	1.950	(s)	07/30/64	EUR	300	61,828
Sr. Unsec’d. Notes, Series CAC	1.980	(s)	07/30/65	EUR	300	58,909
Sr. Unsec’d. Notes, Series CAC	2.010	(s)	07/30/66	EUR	300	58,121
Spain Government Bond Principal Strips,
Sr. Unsec’d. Notes	0.794	(s)	07/30/41	EUR	1,700	1,080,086

See Notes to Financial Statements.

PGIM Global Total Return Fund 29

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Spain (cont’d.)

Spain Government Inflation-Linked Bond,
Sr. Unsec’d. Notes, 144A	1.150%		11/30/36	EUR	104	$116,594
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.250		04/06/29	GBP	16,080	21,580,792

						64,064,420

Sweden 0.1%

Svensk Exportkredit AB,
Sr. Unsec’d. Notes, EMTN	8.904	(s)	06/25/27	ZAR	1,400	71,432
Sr. Unsec’d. Notes, EMTN	10.550	(s)	03/30/32	MXN	43,890	1,321,413
Sweden Government Bond,
Bonds, Series 1053	3.500		03/30/39	SEK	10,000	1,144,039

						2,536,884

Tunisia 0.0%

Tunisian Republic,
Sr. Unsec’d. Notes	4.200		03/17/31	JPY	100,000	566,965

Turkey 0.1%

Turkiye Government Bond,
Bonds	2.480		05/02/29	TRY	4,685	104,286
Bonds, BIST Index + 0.000%	41.270	(c)	09/06/28	TRY	57,276	1,347,322
Bonds, Series 04Y, BIST Index + 0.000%	42.547	(c)	05/17/28	TRY	47,324	1,117,438

						2,569,046

United Arab Emirates 0.3%

Finance Department Government of Sharjah,
Sr. Unsec’d. Notes	4.625		01/17/31	EUR	3,400	4,019,814
Sr. Unsec’d. Notes, 144A, MTN	4.625		01/17/31	EUR	3,600	4,256,273

						8,276,087

United Kingdom 0.3%

Jersey International Bond,
Sr. Unsec’d. Notes	3.750		06/09/54	GBP	834	799,018
United Kingdom Gilt,
Bonds	0.875		01/31/46	GBP	100	61,962
Bonds	1.125		01/31/39	GBP	100	85,561
Bonds	1.250		10/22/41	GBP	100	79,005
Bonds	1.250		07/31/51	GBP	100	58,390
Bonds	1.500		07/22/47	GBP	100	69,445
Bonds	1.625		10/22/71	GBP	100	53,673
Bonds	1.750		01/22/49	GBP	100	71,446
Bonds	1.750		07/22/57	GBP	100	61,959
Bonds	2.500		07/22/65	GBP	100	73,381
Bonds	3.250		01/22/44	GBP	100	103,353
Bonds	3.500		07/22/68	GBP	100	95,030
Bonds	3.750		07/22/52	GBP	100	104,704
Bonds	4.000		01/22/60	GBP	100	107,432
Bonds	4.250		03/07/36	GBP	300	386,023
Bonds	4.250		09/07/39	GBP	180	224,224
Bonds	4.250		12/07/40	GBP	100	122,852
Bonds	4.250		12/07/46	GBP	4,475	5,236,489
Bonds	4.250		12/07/49	GBP	100	115,439
Bonds	4.250		12/07/55	GBP	100	113,134
Bonds	4.500		12/07/42	GBP	100	124,459

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

United Kingdom (cont’d.)

United Kingdom Gilt, (cont’d.)
Bonds	4.750%		12/07/38	GBP	100	$132,020
United Kingdom Inflation-Linked Gilt Bond,
Bonds, Series 3M	0.125		03/22/44	GBP	168	155,191

						8,434,190

Uruguay 0.0%

Uruguay Government International Bond,
Sr. Unsec’d. Notes, Series 8	1.320		12/09/36	JPY	100,000	550,711

Vietnam 1.3%

Vietnam Government International Bond,
Sec’d. Notes, Series 30Y	5.500	(cc)	03/12/28		33,798	32,302,151

TOTAL SOVEREIGN BONDS
(cost $937,052,469)						859,148,720

U.S. GOVERNMENT AGENCY OBLIGATION 0.8%

Federal National Mortgage Assoc.
(cost $23,347,740)	5.375		12/07/28	GBP	15,000	20,327,307

U.S. TREASURY OBLIGATIONS 10.3%
U.S. Treasury Bonds(k)	1.125		08/15/40		160	101,825
U.S. Treasury Bonds	1.250		05/15/50		1,000	496,875
U.S. Treasury Bonds	1.375		08/15/50		1,000	509,688
U.S. Treasury Bonds	1.625		11/15/50		1,000	543,750
U.S. Treasury Bonds	1.875		02/15/51		1,000	578,125
U.S. Treasury Bonds	1.875		11/15/51		1,000	572,344
U.S. Treasury Bonds	2.000		02/15/50		1,000	604,844
U.S. Treasury Bonds	2.000		08/15/51		1,000	592,812
U.S. Treasury Bonds(k)	2.250		05/15/41		545	406,962
U.S. Treasury Bonds	2.250		08/15/49		11,000	7,103,594
U.S. Treasury Bonds	2.250		02/15/52		1,000	627,344
U.S. Treasury Bonds	2.375		11/15/49		1,000	661,562
U.S. Treasury Bonds(h)(k)	2.375		05/15/51		45,110	29,349,694
U.S. Treasury Bonds	2.875		05/15/49		22,900	16,874,437
U.S. Treasury Bonds	2.875		05/15/52		1,000	721,250
U.S. Treasury Bonds	3.000		02/15/49		3,000	2,269,219
U.S. Treasury Bonds	3.000		08/15/52		1,000	739,219
U.S. Treasury Bonds(h)(k)	3.375		11/15/48		41,310	33,506,283
U.S. Treasury Bonds	3.625		02/15/53		1,000	834,844
U.S. Treasury Bonds	3.625		05/15/53		1,000	834,062
U.S. Treasury Bonds	4.000		11/15/52		1,000	893,750
U.S. Treasury Bonds(k)	4.125		08/15/44		21,410	20,038,422
U.S. Treasury Bonds	4.125		08/15/53		1,000	912,500
U.S. Treasury Bonds	4.250		02/15/54		1,000	932,031
U.S. Treasury Bonds	4.625		11/15/44		2,390	2,387,012
U.S. Treasury Bonds	4.625		05/15/54		1,000	991,875
U.S. Treasury Bonds	4.750		11/15/53		3,260	3,297,694
U.S. Treasury Bonds	4.750		05/15/55		660	668,662
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375		02/15/55		513	507,981
U.S. Treasury Notes	1.875		02/15/32		1,415	1,261,008
U.S. Treasury Notes	2.875		05/15/32		2,035	1,919,895
U.S. Treasury Notes	3.625		08/31/30		30,000	29,896,875
U.S. Treasury Notes	3.875		09/30/32		45,621	45,599,615
U.S. Treasury Notes(k)	4.000		06/30/32		26,455	26,661,680
U.S. Treasury Notes	4.375		05/15/34		32,015	32,865,398

See Notes to Financial Statements.

PGIM Global Total Return Fund 31

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	1.888	%(s)	08/15/29	345	$299,866
U.S. Treasury Strips Coupon	1.872	(s)	05/15/31	85	68,671
U.S. Treasury Strips Coupon(h)	2.089	(s)	11/15/35	800	520,847
U.S. Treasury Strips Coupon	2.251	(s)	08/15/40	800	401,208

TOTAL U.S. TREASURY OBLIGATIONS
(cost $272,242,735)					268,053,723

				Shares

AFFILIATED EXCHANGE-TRADED FUND 0.3%

United States

PGIM AAA CLO ETF
(cost $7,319,579)(wa)				143,700	7,396,239

COMMON STOCKS 0.2%

Jamaica 0.1%

Digicel International Finance Ltd.*(x)				59,495	1,000,289

Spain 0.0%

Codere Group Topco SA (Class A1 Stock)*^				1,804	31,191
Codere Group Topco SA (Class A2 Stock)*^				4,839	83,665

					114,856

United States 0.1%

Diamond Sports Group LLC*(x)				44,198	323,220
Expand Energy Corp.				23,063	2,382,639
Ferrellgas Partners LP (Class B Stock)*(x)				2,731	438,104

					3,143,963

TOTAL COMMON STOCKS
(cost $510,810)					4,259,108

PREFERRED STOCKS 0.0%

Jamaica 0.0%

Digicel International Finance Ltd.*^(x)
				3,857	47,118

United States 0.0%

Citigroup Capital XIII
10.470%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40				4,000	120,120
Ferrellgas Escrow LLC
8.956%, Maturing 03/30/31^(x)				633	633,000

					753,120

TOTAL PREFERRED STOCKS
(cost $752,880)					800,238

OPTIONS PURCHASED*~ 0.1%
(cost $1,449,675)					$1,760,207

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Units	Value

WARRANTS* 0.0%

Spain 0.0%
Codere Group Topco SA (Spain), expiring 09/30/34^	21	$121

United States 0.0%
Diamond Sports Group LLC, expiring 06/30/26(x)	82,206	1

TOTAL WARRANTS
(cost $815)		122

TOTAL LONG-TERM INVESTMENTS, BEFORE LONG-TERM OPTIONS WRITTEN 97.3%
(cost $2,642,176,318)		2,521,893,116

OPTIONS WRITTEN*~ (0.1)%

(premiums received $1,366,105)		(1,446,166)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 97.2%
(cost $2,640,810,213)		2,520,446,950

	Shares

SHORT-TERM INVESTMENTS 2.7%

AFFILIATED MUTUAL FUNDS 1.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wa)	36,482,250	36,482,250
PGIM Institutional Money Market Fund (7-day effective yield 4.349%)
(cost $10,255,194; includes $10,208,862 of cash collateral for securities on loan)(b)(wa)	10,263,271	10,257,112

TOTAL AFFILIATED MUTUAL FUNDS
(cost $46,737,444)		46,739,362

OPTIONS PURCHASED*~ 0.9%
(cost $23,237,765)		22,348,459

TOTAL SHORT-TERM INVESTMENTS
(cost $69,975,209)		69,087,821

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 99.9%
(cost $2,710,785,422)		2,589,534,771

OPTIONS WRITTEN*~ (1.5)%
(premiums received $40,462,960)		(39,411,809)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 98.4%
(cost $2,670,322,462)		2,550,122,962
Other assets in excess of liabilities(z) 1.6%		40,555,923

NET ASSETS 100.0%		$2,590,678,885

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $29,391,399 and 1.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,951,112; cash collateral of $10,208,862 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

See Notes to Financial Statements.

PGIM Global Total Return Fund 33

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
20 Times Square Trust,
Series 2018-20TS, Class G, 144A, 3.100%(cc), 05/15/35	05/09/18	$909,111	$867,500	0.1%
20 Times Square Trust,
Series 2018-20TS, Class H, 144A, 3.100%(cc), 05/15/35	05/09/18	885,052	842,500	0.0
Diamond Sports Group LLC*	01/02/25	116,918	323,220	0.0
Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	1	0.0
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	35	35	0.0
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	24	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	13,550	47,118	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	71,768	1,000,289	0.1
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	775,000	773,063	0.0
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, 144A, 1 Month SOFR + 2.781% (Cap N/A, Floor 2.667%), 6.814%(c), 11/15/38	11/01/21	13,434,862	13,449,683	0.5
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	06/26/24	639,330	633,000	0.0
Ferrellgas Partners LP (Class B Stock)*	10/20/14	749,975	438,104	0.0
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%, 7.460%(c), 05/31/26^(d)	05/18/21	19,079,706	16,980,939	0.7

Total		$36,675,331	$35,355,452	1.4%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at October 31, 2025:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $43,009)^	44	$43,277	$268	$—
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $71,681)^	73	72,128	447	—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $1,800,000)	1,800	1,812,006	12,006	—

		$1,927,411	$12,721	$—

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BNP	12/17/25	0.83%	—	102,345	$17,678
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—	24,833	134
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—	49,665	265
10-Year 30 CMS Curve CAP	Call	BARC	07/15/26	0.32%	—	EUR 46,245	35,208
10-Year 30 CMS Curve FLOOR	Put	BARC	07/15/26	0.16%	—	EUR 46,245	11,979

Total OTC Traded (cost $149,864)							$65,264

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 02/06/27	Call	MSI	02/04/26	2.81%	2.81%(A)	1 Day SOFR(A)/ 4.220%	132,825	$31,050

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
7-Year Interest Rate Swap, 08/11/35	Call	JPM	08/11/28	9.05%	9.05%(Q)	3 Month JIBAR(Q)/6.967%	ZAR 250,000	$723,958
20-Year Interest Rate Swap, 10/25/50	Call	DB	10/24/30	4.81%	4.81%(S)	6 Month BBSW(S)/3.879%	AUD 10,000	388,169
CDX.NA.IG.44.V1, 06/20/30	Call	BARC	12/17/25	0.68%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	2,750,000	21,521,248
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	2.05%	3 Month EURIBOR(Q)/2.040%	2.05%(A)	EUR 71,970	10,517
2-Year Interest Rate Swap, 11/08/27	Put	CITI	11/14/25	3.54%	1 Day SOFR(A)/4.220%	3.54%(A)	66,175	6,680
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.60%	1 Day SOFR(A)/4.220%	3.60%(A)	68,470	186,729
20-Year Interest Rate Swap, 10/25/50	Put	DB	10/24/30	4.81%	6 Month BBSW(S)/3.879%	4.81%(S)	AUD 10,000	461,351
CDX.NA.IG.44.V1, 06/20/30	Put	BARC	12/17/25	0.83%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	2,750,000	713,700

Total OTC Swaptions (cost $24,537,576)								$24,043,402

Total Options Purchased (cost $24,687,440)								$24,108,666

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$ 99.75	50	125	$(313)
3 Month SOFR	Call	12/12/25	$100.00	30	75	(188)

Total Exchange Traded (premiums received $696)						$(501)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BNP	12/17/25	1.00%	—	204,690	$(8,475)
10-Year 30 CMS Curve CAP	Call	BARC	07/15/26	0.52%	—	EUR 46,245	(10,668)
10-Year 30 CMS Curve FLOOR	Put	BARC	07/15/26	0.07%	—	EUR 46,245	(20,470)
Israel GAP^	Put	MSI	04/24/26	$85.00	—	5,000	(5,568)

Total OTC Traded (premiums received $ 99,908)							$(45,181)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 02/06/27	Call	MSI	02/04/26	2.37%	1 Day SOFR(A)/4.220%	2.37%(A)	265,650	$(19,372)
1-Year Interest Rate Swap, 09/10/27	Call	BNP	09/08/26	2.88%	1 Day SOFR(A)/4.220%	2.88%(A)	81,840	(136,633)
1-Year Interest Rate Swap, 09/27/28	Call	BOA	09/23/27	2.75%	1 Day SOFR(A)/4.220%	2.75%(A)	42,370	(94,966)
1-Year Interest Rate Swap, 09/28/28	Call	BNP	09/24/27	2.75%	1 Day SOFR(A)/4.220%	2.75%(A)	42,370	(95,002)
CDX.NA.IG.44.V1, 06/20/30	Call	BARC	12/17/25	0.83%	CDX.NA.IG.44.V1(Q)	1.00%(Q)	2,750,000	(38,111,085)
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	2.20%	2.20%(A)	3 Month EURIBOR(Q)/ 2.040%	EUR 143,940	(112)

See Notes to Financial Statements.

PGIM Global Total Return Fund 35

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 09/10/27	Put	BNP	09/08/26	2.88%	2.88%(A)	1 Day SOFR(A)/4.220%	81,840	$(365,187)
1-Year Interest Rate Swap, 09/27/28	Put	BOA	09/23/27	2.75%	2.75%(A)	1 Day SOFR(A)/4.220%	42,370	(289,734)
1-Year Interest Rate Swap, 09/28/28	Put	BNP	09/24/27	2.75%	2.75%(A)	1 Day SOFR(A)/4.220%	42,370	(289,918)
2-Year Interest Rate Swap, 11/08/27	Put	CITI	11/14/25	3.68%	3.68%(A)	1 Day SOFR(A)/4.220%	132,350	(379)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.86%	3.86%(A)	1 Day SOFR(A)/4.220%	68,470	(108,057)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	4.12%	4.12%(A)	1 Day SOFR(A)/4.220%	68,470	(61,101)
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	11/19/25	0.65%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	189,030	(27,559)
CDX.NA.IG.44.V1, 06/20/30	Put	BARC	12/17/25	0.68%	1.00%(Q)	CDX.NA.IG.44.V1(Q)	2,750,000	(1,145,302)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	11/19/25	0.68%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	59,640	(9,894)
CDX.NA.IG.45.V1, 12/20/30	Put	BNP	01/21/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	78,410	(57,992)

Total OTC Swaptions (premiums received $41,728,461)								$(40,812,293)

Total Options Written (premiums received $41,829,065)								$(40,857,975)

Futures contracts outstanding at October 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,013	5 Year U.S. Treasury Notes	Dec. 2025	$219,841,622	$153,375
268	10 Year Euro-Bund	Dec. 2025	39,969,891	160,208
138	10 Year U.S. Treasury Notes	Dec. 2025	15,548,719	(13,128)
235	10 Year U.S. Ultra Treasury Notes	Dec. 2025	27,138,829	322,801
298	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	36,141,813	309,503
1,493	Japanese Yen Currency	Dec. 2025	121,614,181	(5,338,863)

				(4,406,104)

Short Positions:
265	30 Day Federal Funds	Jan. 2026	106,323,193	121,060
1,266	2 Year U.S. Treasury Notes	Dec. 2025	263,634,610	80,434
783	5 Year Euro-Bobl	Dec. 2025	106,732,601	(251,740)
17	20 Year U.S. Treasury Bonds	Dec. 2025	1,994,313	24,944
9	30 Year Euro Buxl	Dec. 2025	1,204,611	(26,565)
500	British Pound Currency	Dec. 2025	41,062,500	1,152,070
241	Euro Currency	Dec. 2025	34,800,400	487,930
117	Euro Schatz Index	Dec. 2025	14,440,814	7,364

				1,595,497

				$(2,810,607)

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Bond forward contracts outstanding at October 31, 2025:

Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:

U.S. Treasury Bond
5.000%, 05/15/45	JPM	12/03/25	106,145	$100.87	$107,070,098	$111,053,187	$3,983,089	$—
4.875%, 08/15/45	GSI	12/10/25	47,250	$102.45	48,407,929	48,633,037	225,108	—
United Kingdom Gilt
4.250%, 12/07/49	CITI	12/04/25	GBP 2,500	$82.02	2,693,791	2,869,579	175,788	—

					$158,171,818	$162,555,803	$4,383,985	$—

Forward foreign currency exchange contracts outstanding at October 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 01/22/26	BARC	AUD	32,683	$21,088,182	$21,400,198	$312,016	$—
Canadian Dollar,
Expiring 01/22/26	BARC	CAD	7,692	5,490,478	5,507,149	16,671	—
Chilean Peso,
Expiring 12/17/25	CITI	CLP	1,149,859	1,185,972	1,220,119	34,147	—
China Yuan,
Expiring 12/17/25	BNP	CNY	353,761	50,081,921	49,949,197	—	(132,724)
Chinese Renminbi,
Expiring 11/03/25	BNP	CNH	10,062	1,418,075	1,412,864	—	(5,211)
Expiring 12/17/25	BNY	CNH	22,830	3,215,085	3,215,401	316	—
Expiring 12/17/25	HSBC	CNH	193,803	27,409,549	27,295,362	—	(114,187)
Danish Krone,
Expiring 01/22/26	HSBC	DKK	9,828	1,530,635	1,525,193	—	(5,442)
Euro,
Expiring 01/22/26	BNY	EUR	12,000	14,036,700	13,895,709	—	(140,991)
Expiring 01/22/26	BNY	EUR	10,000	11,684,270	11,579,757	—	(104,513)
Expiring 01/22/26	BNY	EUR	4,000	4,673,016	4,631,903	—	(41,113)
Expiring 01/22/26	HSBC	EUR	8,000	9,357,249	9,263,806	—	(93,443)
Expiring 01/22/26	MSI	EUR	16,901	19,742,575	19,570,576	—	(171,999)
Hong Kong Dollar,
Expiring 07/02/26	CITI	HKD	77,362	10,000,000	9,991,779	—	(8,221)
Indonesian Rupiah,
Expiring 12/17/25	CITI	IDR	164,734,000	9,990,842	9,896,743	—	(94,099)
Israeli Shekel,
Expiring 12/17/25	HSBC	ILS	10,107	3,002,770	3,102,095	99,325	—
Japanese Yen,
Expiring 01/22/26	UAG	JPY	304,547	2,032,099	1,992,631	—	(39,468)
Malaysian Ringgit,
Expiring 12/17/25	BARC	MYR	24,270	5,769,062	5,802,431	33,369	—
Expiring 12/17/25	BARC	MYR	22,216	5,280,036	5,311,207	31,171	—
Polish Zloty,
Expiring 01/22/26	MSI	PLN	3,336	909,743	902,706	—	(7,037)
Singapore Dollar,
Expiring 12/17/25	BARC	SGD	7,532	5,909,360	5,807,907	—	(101,453)
South Korean Won,
Expiring 12/17/25	JPM	KRW	38,793,377	28,063,963	27,200,560	—	(863,403)
Swiss Franc,
Expiring 01/22/26	HSBC	CHF	6,243	7,858,887	7,832,996	—	(25,891)
Thai Baht,
Expiring 12/17/25	BARC	THB	67,115	2,083,407	2,083,548	141	—
Expiring 12/17/25	HSBC	THB	183,379	5,816,429	5,692,915	—	(123,514)

				$257,630,305	$256,084,752	527,156	(2,072,709)

See Notes to Financial Statements.

PGIM Global Total Return Fund 37

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Forward foreign currency exchange contracts outstanding at October 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 01/22/26	BNY	GBP	2,587	$3,439,474	$3,399,192	$40,282	$—
Expiring 01/22/26	MSI	GBP	1,004	1,338,155	1,318,437	19,718	—
Chinese Renminbi,
Expiring 12/17/25	BARC	CNH	11,507	1,622,089	1,620,705	1,384	—
Expiring 12/17/25	BNP	CNH	10,062	1,422,267	1,417,149	5,118	—
Expiring 12/17/25	HSBC	CNH	45,894	6,484,253	6,463,708	20,545	—
Colombian Peso,
Expiring 12/17/25	GSI	COP	4,120,822	1,030,205	1,062,116	—	(31,911)
Expiring 12/17/25	GSI	COP	3,635,635	906,348	937,063	—	(30,715)
Expiring 12/17/25	MSI	COP	4,120,822	1,037,363	1,062,117	—	(24,754)
Euro,
Expiring 01/22/26	BNY	EUR	6,738	7,811,142	7,802,536	8,606	—
Expiring 01/22/26	DB	EUR	103,589	120,404,185	119,953,855	450,330	—
Expiring 01/22/26	SSB	EUR	78,080	91,503,039	90,415,048	1,087,991	—
Expiring 01/22/26	UAG	EUR	78,080	91,244,984	90,415,047	829,937	—
Hong Kong Dollar,
Expiring 07/02/26	HSBC	HKD	77,280	10,000,000	9,981,189	18,811	—
Japanese Yen,
Expiring 01/22/26	UAG	JPY	304,547	2,017,037	1,992,630	24,407	—
Mexican Peso,
Expiring 12/17/25	DB	MXN	106,061	5,631,877	5,680,448	—	(48,571)
Swedish Krona,
Expiring 01/22/26	BNP	SEK	86,566	9,119,515	9,156,410	—	(36,895)
Swiss Franc,
Expiring 01/22/26	MSI	CHF	1,048	1,318,796	1,315,373	3,423	—

				$356,330,729	$353,993,023	2,510,552	(172,846)

						$3,037,708	$(2,245,555)

Credit default swap agreements outstanding at October 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:

Arab Republic of Egypt (D01)	12/20/30	1.000%(Q)	2,000	$195,679	$988	$194,691	DB
Dominican Republic (D01)	12/20/30	1.000%(Q)	2,000	44,150	988	43,162	DB
Emirate of Abu Dhabi (D01)	12/20/30	1.000%(Q)	2,000	(70,101)	988	(71,089)	DB
Federal Republic of Nigeria (D01)	12/20/30	1.000%(Q)	2,000	241,236	988	240,248	DB
Federation of Malaysia (D01)	12/20/30	1.000%(Q)	2,000	(59,657)	988	(60,645)	DB
Federative Republic of Brazil (D01)	12/20/30	1.000%(Q)	9,000	148,873	4,448	144,425	DB
Kingdom of Bahrain (D01)	12/20/30	1.000%(Q)	2,000	56,375	988	55,387	DB
Kingdom of Morocco (D01)	12/20/30	1.000%(Q)	2,000	(23,522)	988	(24,510)	DB
Kingdom of Saudi Arabia (D01)	12/20/30	1.000%(Q)	9,000	(171,494)	4,448	(175,942)	DB
People’s Republic of China (D01)	12/20/30	1.000%(Q)	9,000	(264,424)	4,448	(268,872)	DB
Republic of Argentina (D01)	12/20/30	1.000%(Q)	2,000	506,284	988	505,296	DB
Republic of Chile (D01)	12/20/30	1.000%(Q)	4,000	(93,695)	1,977	(95,672)	DB
Republic of Colombia (D01)	12/20/30	1.000%(Q)	6,000	239,404	2,965	236,439	DB
Republic of Indonesia (D01)	12/20/30	1.000%(Q)	7,000	(93,198)	3,459	(96,657)	DB
Republic of Ivory Coast (D01)	12/20/30	1.000%(Q)	2,000	146,394	988	145,406	DB
Republic of Panama (D01)	12/20/30	1.000%(Q)	3,000	36,680	1,483	35,197	DB

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Peru (D01)	12/20/30	1.000%(Q)	3,000	$(52,504)	$1,483	$(53,987)	DB
Republic of Philippines (D01)	12/20/30	1.000%(Q)	3,000	(63,841)	1,483	(65,324)	DB
Republic of South Africa (D01)	12/20/30	1.000%(Q)	9,000	200,729	4,448	196,281	DB
Republic of Turkey (D01)	12/20/30	1.000%(Q)	9,000	565,331	4,448	560,883	DB
Sultanate of Oman (D01)	12/20/30	1.000%(Q)	2,000	(30,619)	988	(31,607)	DB
United Mexican States (D01)	12/20/30	1.000%(Q)	9,000	(44,239)	4,448	(48,687)	DB
Arab Republic of Egypt (D02)	12/20/30	1.000%(Q)	2,000	195,680	602	195,078	BOA
Dominican Republic (D02)	12/20/30	1.000%(Q)	2,000	44,151	602	43,549	BOA
Emirate of Abu Dhabi (D02)	12/20/30	1.000%(Q)	2,000	(70,100)	602	(70,702)	BOA
Federal Republic of Nigeria (D02)	12/20/30	1.000%(Q)	2,000	241,236	602	240,634	BOA
Federation of Malaysia (D02)	12/20/30	1.000%(Q)	2,000	(59,657)	602	(60,259)	BOA
Federative Republic of Brazil (D02)	12/20/30	1.000%(Q)	9,000	148,873	2,708	146,165	BOA
Kingdom of Bahrain (D02)	12/20/30	1.000%(Q)	2,000	56,375	602	55,773	BOA
Kingdom of Morocco (D02)	12/20/30	1.000%(Q)	2,000	(23,522)	602	(24,124)	BOA
Kingdom of Saudi Arabia (D02)	12/20/30	1.000%(Q)	9,000	(171,495)	2,708	(174,203)	BOA
People’s Republic of China (D02)	12/20/30	1.000%(Q)	9,000	(264,425)	2,708	(267,133)	BOA
Republic of Argentina (D02)	12/20/30	1.000%(Q)	2,000	506,285	602	505,683	BOA
Republic of Chile (D02)	12/20/30	1.000%(Q)	4,000	(93,695)	1,204	(94,899)	BOA
Republic of Colombia (D02)	12/20/30	1.000%(Q)	6,000	239,404	1,805	237,599	BOA
Republic of Indonesia (D02)	12/20/30	1.000%(Q)	7,000	(93,198)	2,106	(95,304)	BOA
Republic of Ivory Coast (D02)	12/20/30	1.000%(Q)	2,000	146,395	602	145,793	BOA
Republic of Panama (D02)	12/20/30	1.000%(Q)	3,000	36,680	903	35,777	BOA
Republic of Peru (D02)	12/20/30	1.000%(Q)	3,000	(52,504)	903	(53,407)	BOA
Republic of Philippines (D02)	12/20/30	1.000%(Q)	3,000	(63,841)	903	(64,744)	BOA
Republic of South Africa (D02)	12/20/30	1.000%(Q)	9,000	200,729	2,708	198,021	BOA
Republic of Turkey (D02)	12/20/30	1.000%(Q)	9,000	565,331	2,708	562,623	BOA
Sultanate of Oman (D02)	12/20/30	1.000%(Q)	2,000	(30,618)	602	(31,220)	BOA
United Mexican States (D02)	12/20/30	1.000%(Q)	9,000	(44,239)	2,708	(46,947)	BOA

				$2,827,686	$79,510	$2,748,176

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices—Sell Protection(2)**:

CDX.EM.44.V1 (D01)	12/20/30	1.000%(Q)	100,000	1.356%	$(1,507,488)	$(59,304)	$(1,448,184)	DB
CDX.EM.44.V1 (D02)	12/20/30	1.000%(Q)	100,000	1.356%	(1,507,489)	(39,938)	(1,467,551)	BOA

					$(3,014,977)	$(99,242)	$(2,915,735)

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D02).

See Notes to Financial Statements.

PGIM Global Total Return Fund 39

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:

GS_24-PCA	08/02/27	1.650%(M)	7,000	*	$9,999	$(6,510)	$16,509	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):

Arab Republic of Egypt	06/20/30	1.000%(Q)		4,700	$395,941	$821,493	$(425,552)	GSI
China Development Bank	06/20/29	1.000%(Q)		6,695	(163,069)	(49,788)	(113,281)	JPM
Gazprom PAO	12/20/25	1.000%(Q)		2,000	23,720	36,056	(12,336)	GSI
Gazprom PAO	06/20/26	1.000%(Q)		4,400	320,834	389,923	(69,089)	HSBC
Gazprom PAO	06/20/27	1.000%(Q)		8,650	1,668,153	1,603,546	64,607	HSBC
Gazprom PAO	06/20/27	1.000%(Q)		1,000	192,850	129,431	63,419	HSBC
Gazprom PAO	06/20/27	1.000%(Q)		600	115,710	129,021	(13,311)	JPM
Gazprom PAO	12/20/27	1.000%(Q)		3,300	715,916	689,130	26,786	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		6,695	(176,164)	(43,465)	(132,699)	JPM
Kingdom of Morocco	12/20/27	1.000%(Q)		4,305	(63,495)	49,441	(112,936)	BNP
Petroleos Mexicanos	12/20/25	2.795%(Q)		2,000	(10,691)	—	(10,691)	CITI
Petroleos Mexicanos	09/20/27	1.000%(Q)		4,500	39,990	230,177	(190,187)	MSI
Petroleos Mexicanos	06/20/29	1.000%(Q)		1,000	35,969	123,220	(87,251)	BARC
Petroleos Mexicanos	12/20/29	1.000%(Q)		4,050	179,052	615,368	(436,316)	BARC
Petroleos Mexicanos	06/20/30	1.000%(Q)		1,800	103,598	244,437	(140,839)	MSI
Petroleos Mexicanos	12/20/30	1.000%(Q)		1,000	70,337	186,072	(115,735)	BARC
Republic of Estonia	12/20/25	1.000%(Q)		10,000	(22,851)	(6,383)	(16,468)	BARC
Republic of France	12/20/30	0.250%(Q)		2,240	(9,138)	(6,874)	(2,264)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	4,935	(122,903)	(76,643)	(46,260)	BARC
Republic of Italy	12/20/30	1.000%(Q)		3,360	(109,174)	(130,291)	21,117	BARC
Republic of Panama	06/20/28	1.000%(Q)		4,010	(30,186)	(20,095)	(10,091)	DB
Republic of Serbia	12/20/25	1.000%(Q)		5,000	(9,769)	1,264	(11,033)	BNP
Republic of South Africa	06/20/26	1.000%(Q)		1,000	(6,252)	5,027	(11,279)	GSI
Republic of South Africa	12/20/28	1.000%(Q)		3,000	(16,371)	56,479	(72,850)	GSI
Swiss Confederation	12/20/27	0.250%(Q)		5,000	(22,365)	—	(22,365)	BARC

					$3,099,642	$4,976,546	$(1,876,904)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):

Alphabet, Inc.	06/20/30	1.000%(Q)		3,120	0.297%	$97,678	$79,729	$17,949	GSI
Australian Government Bond	12/20/27	1.000%(Q)		5,000	0.050%	104,162	72,208	31,954	DB
Bank of America Corp.	12/20/25	1.000%(Q)		7,110	0.228%	15,440	7,988	7,452	CITI
Bank of America Corp.	12/20/25	1.000%(Q)		3,340	0.228%	7,254	3,225	4,029	GSI
Bank of Montreal^	11/20/29	1.250%(Q)		665	*	3,467	—	3,467	GSI
Bank of Nova Scotia^	05/20/35	1.450%(Q)		1,000	*	(12,648)	(1,205)	(11,443)	GSI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	2,120	0.248%	14,431	10,718	3,713	GSI
BNP Paribas SA	12/20/25	1.000%(Q)	EUR	9,665	0.172%	25,116	13,598	11,518	BARC
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)		535	*	3,119	—	3,119	GSI

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Citigroup, Inc.	12/20/25	1.000%(Q)		3,340	0.248%	$7,161	$3,269	$3,892	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		1,050	0.300%	9,407	8,224	1,183	GSI
Comision Federal de
Electricidad	06/20/29	1.000%(Q)		4,540	2.071%	(156,596)	(178,799)	22,203	CITI
Commerzbank AG	12/20/25	1.000%(Q)	EUR	5,000	0.145%	13,209	7,017	6,192	BARC
Commerzbank AG	12/20/25	1.000%(Q)	EUR	2,375	0.134%	6,317	3,322	2,995	BARC
Commerzbank AG	12/20/25	1.000%(Q)	EUR	265	0.134%	705	377	328	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		1,200	0.430%	5,657	4,524	1,133	BARC
Federative Republic of Brazil	06/20/29	0.940%(Q)	BRL	33,000	1.006%	(5,334)	(117)	(5,217)	BOA
Gazprom PAO	12/20/26	1.000%(Q)		8,600	17.760%	(1,437,162)	(1,227,900)	(209,262)	HSBC
Generalitat de Cataluna	12/20/25	1.000%(Q)		4,900	0.110%	11,710	(1,256)	12,966	DB
Hellenic Republic	12/20/29	1.000%(Q)	EUR	5,000	0.238%	182,250	9,201	173,049	CITI
Japan Govt.	06/20/28	1.000%(Q)		15,000	0.098%	361,400	275,870	85,530	CITI
Kingdom of Norway	12/20/25	—%(Q)		30,000	0.032%	(1,328)	(1,993)	665	BARC
Kingdom of Norway	12/20/25	—%(Q)		15,000	0.032%	(664)	(998)	334	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		305	0.173%	1,307	896	411	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		305	0.193%	1,897	1,425	472	CITI
Lincoln National Corp.	12/20/29	1.000%(Q)		7,100	0.922%	28,964	(94,466)	123,430	JPM
Morgan Stanley	12/20/25	1.000%(Q)		3,340	0.221%	7,287	3,225	4,062	GSI
Oracle Corp.	06/20/30	1.000%(Q)		1,380	0.778%	14,545	29,143	(14,598)	GSI
Pacific Life	08/20/35	2.500%(Q)		800	2.794%	(15,643)	(3)	(15,640)	GSI
People’s Republic of China	06/20/29	1.000%(Q)		13,390	0.314%	329,800	121,012	208,788	JPM
Petroleos Mexicanos^	12/20/25	3.795%(Q)		2,000	*	19,457	—	19,457	CITI
Republic of Argentina	06/20/26	5.000%(Q)		286	5.202%	1,230	(2,812)	4,042	MSI
Republic of Colombia	12/20/26	1.000%(Q)		1,000	0.821%	3,107	(13,237)	16,344	CITI
Republic of Cyprus	12/20/28	1.000%(Q)		1,000	0.299%	22,074	12,618	9,456	BARC
Republic of Estonia	12/20/25	1.000%(Q)	EUR	10,000	0.129%	26,679	2,771	23,908	DB
Republic of Estonia	12/20/26	1.000%(Q)		3,150	0.168%	32,888	6,769	26,119	JPM
Republic of Finland	06/20/27	0.250%(Q)		2,000	0.044%	7,171	2,757	4,414	BOA
Republic of France	06/20/26	5.000%(Q)	EUR	515	1.981%	14,624	9,447	5,177	GSI
Republic of France	12/20/30	0.250%(Q)		2,240	0.359%	(10,854)	(14,157)	3,303	BARC
Republic of France	06/20/34	0.250%(Q)		6,850	0.617%	(182,185)	(130,376)	(51,809)	CITI
Republic of France	12/20/34	0.250%(Q)		20,315	0.645%	(609,026)	(444,749)	(164,277)	BOA
Republic of France	12/20/34	0.250%(Q)		9,995	0.645%	(299,641)	(312,403)	12,762	BOA
Republic of France	06/20/35	0.250%(Q)		8,255	0.670%	(274,390)	(284,492)	10,102	BARC
Republic of France	06/20/35	0.250%(Q)		6,565	0.670%	(218,216)	(223,021)	4,805	BARC
Republic of Ireland	12/20/26	1.000%(Q)		2,000	0.049%	23,584	740	22,844	GSI
Republic of Ireland	06/20/27	1.000%(Q)		2,800	0.064%	45,091	13,914	31,177	MSI
Republic of Italy	06/20/26	1.000%(Q)		4,200	0.047%	29,998	(20,781)	50,779	BOA
Republic of Italy	06/20/30	1.000%(Q)		1,200	0.302%	37,354	(16,000)	53,354	BARC
Republic of Italy	12/20/30	1.000%(Q)		3,360	0.335%	109,174	97,634	11,540	BARC
Republic of Italy	12/20/34	1.000%(Q)		1,380	0.632%	40,424	(7,835)	48,259	CITI
Republic of Italy	12/20/34	1.000%(Q)		1,380	0.632%	40,424	(7,835)	48,259	CITI
Republic of Italy	06/20/35	1.000%(Q)		50,000	0.660%	1,413,978	1,179,063	234,915	BARC
Republic of Kazakhstan	06/20/29	1.000%(Q)		10,000	0.631%	137,450	32,067	105,383	BARC
Republic of Panama	12/20/26	1.000%(Q)		4,200	0.544%	26,334	2,743	23,591	CITI
Republic of Panama^	06/20/28	1.000%(Q)		4,010	*	(13,551)	(29,873)	16,322	DB
Republic of Romania	12/20/26	1.000%(Q)		246	0.597%	1,383	1,376	7	BOA
Republic of Serbia	12/20/25	1.000%(Q)	EUR	5,000	0.387%	11,286	(6,730)	18,016	DB
Republic of Serbia	12/20/25	5.000%(Q)		4,500	0.387%	54,777	23,739	31,038	CITI
Republic of Serbia	12/20/25	1.000%(Q)		1,000	0.387%	2,009	(39)	2,048	BNP
Republic of South Africa	06/20/31	1.000%(Q)		3,000	1.676%	(97,455)	(214,854)	117,399	MSI
Slovak Republic	12/20/27	1.000%(Q)		880	0.160%	16,305	15,173	1,132	BARC
SoftBank Group Corp.	06/20/26	1.000%(Q)		2,240	0.972%	2,885	(7,012)	9,897	GSI
State of Illinois^	06/20/28	1.000%(Q)		1,000	*	14,411	(32,747)	47,158	CITI
State of Qatar	12/20/26	1.000%(Q)		4,000	0.074%	46,254	25,059	21,195	CITI
State of Qatar	12/20/26	1.000%(Q)		860	0.074%	9,896	8,504	1,392	BARC

See Notes to Financial Statements.

PGIM Global Total Return Fund 41

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
U.S. Treasury Notes	12/20/25	0.250%(Q)	EUR	6,650	0.061%	$4,134	$1,478	$2,656	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	5,000	0.139%	5,692	4,881	811	BARC
U.S. Treasury Notes	06/20/27	0.250%(Q)	EUR	1,300	0.235%	784	(244)	1,028	BARC
United Kingdom of Great Britain and Northern Ireland	12/20/27	1.000%(Q)		1,000	0.093%	19,927	9,508	10,419	DB
United Kingdom of Great Britain and Northern Ireland	12/20/28	1.000%(Q)		5,000	0.123%	137,034	91,063	45,971	BARC
United Mexican States	12/20/26	1.000%(Q)		4,000	0.284%	36,565	1,073	35,492	GSI
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		1,300	0.134%	8,572	5,948	2,624	GSI

						$320,545	$(1,072,638)	$1,393,183

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):

CMBX.NA.16.AAA	04/17/65	0.500%(M)	10,949	*	$(93,016)	$(94,453)	$1,437	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	25,000	*	(366,358)	(314,340)	(52,018)	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	16,065	*	(235,421)	(201,995)	(33,426)	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	5,000	*	(73,271)	(84,341)	11,070	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	3,500	*	(51,290)	(85,596)	34,306	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	15,560	*	183	14,991	(14,808)	GSI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	10,000	*	117	(60,940)	61,057	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	10,000	*	1,090	11,740	(10,650)	GSI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	9,000	*	106	(10,669)	10,775	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	1,000	*	109	1,072	(963)	CITI

				*	$(817,751)	$(824,531)	$6,780

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at October 31, 2025:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreement:
CNH 10,000	2.350%(Q)	1,564	1 Day SOFR(Q)/ 4.220%	SCB	01/10/27	$(148,547)	$—	$(148,547)

Interest rate swap agreements outstanding at October 31, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	18,000	12/03/29	2.700%(S)	6 Month BBSW(2)(S)/ 3.879%	$(542,150)	$(580,766)	$(38,616)
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)/ 3.879%	87,175	(534,831)	(622,006)
AUD	10,000	03/26/36	2.101%(S)	6 Month BBSW(2)(S)/ 3.879%	—	(1,264,402)	(1,264,402)
AUD	1,595	12/03/40	2.900%(S)	6 Month BBSW(2)(S)/ 3.879%	(188,534)	(196,318)	(7,784)
CAD	1,845	12/03/34	3.500%(S)	1 Day CORRA(1)(S)/ 2.350%	(21,039)	(79,379)	(58,340)
CAD	19,975	12/03/35	3.500%(S)	1 Day CORRA(2)(S)/ 2.350%	533,494	856,652	323,158
CAD	3,410	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/ 2.350%	(62,678)	94,292	156,970
CAD	2,765	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 2.350%	135,996	62,545	(73,451)
CAD	415	12/03/54	3.250%(S)	1 Day CORRA(1)(S)/ 2.350%	(1,955)	(3,745)	(1,790)
CHF	14,500	01/31/29	0.260%(A)	1 Day SARON(2)(S)/ (0.049)%	(30,167)	152,758	182,925
CHF	800	10/17/31	0.033%(A)	1 Day SARON(2)(S)/ (0.049)%	(470)	(12,807)	(12,337)
CHF	4,000	11/05/31	0.125%(A)	1 Day SARON(2)(A)/ (0.049)%	—	(21,582)	(21,582)
CHF	700	04/03/33	0.687%(A)	1 Day SARON(2)(S)/ (0.049)%	(2,805)	25,677	28,482
CHF	11,630	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ (0.049)%	(911,674)	(1,253,582)	(341,908)
CHF	12,200	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.049)%	—	35,543	35,543
CHF	1,135	05/08/35	2.000%(A)	1 Day SARON(2)(A)/ (0.049)%	217,155	230,990	13,835
CHF	19,925	07/04/35	0.519%(A)	1 Day SARON(2)(A)/ (0.049)%	—	343,105	343,105
CLP	634,000	02/11/30	3.085%(S)	1 Day CLOIS(2)(S)/ 4.750%	—	(46,775)	(46,775)
CLP	800,000	07/13/30	2.030%(S)	1 Day CLOIS(2)(S)/ 4.750%	—	(107,631)	(107,631)
CNH	225,740	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	20	89,413	89,393
CNH	200,000	12/09/25	2.855%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	—	92,968	92,968
CNH	192,490	01/05/26	2.660%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	(52)	75,202	75,254
CNH	40,000	03/03/26	2.840%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	(13)	35,618	35,631
CNH	260,000	03/04/26	1.765%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.460%	—	(33,095)	(33,095)
CNH	50,000	03/23/26	2.875%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	—	44,916	44,916
CNH	345,920	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	(173)	306,101	306,274
CNH	6,300	12/22/26	2.460%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	—	10,283	10,283
CNH	434,070	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	549,802	1,787,416	1,237,614
CNH	69,650	12/06/28	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	—	273,287	273,287
CNH	286,750	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	—	731,786	731,786
CNH	95,000	07/23/29	1.873%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	129,807	164,815	35,008
CNH	60,000	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	—	(15,307)	(15,307)
CNH	144,425	05/11/30	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	(76,477)	(40,157)	36,320
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)/ 2.197%	4	(12,445)	(12,449)
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)/ 2.197%	—	(3,072)	(3,072)
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)/ 2.197%	—	(21,310)	(21,310)
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)/ 2.197%	—	(6,994)	(6,994)
DKK	9,925	07/10/35	3.200%(A)	6 Month CIBOR(2)(S)/ 2.197%	43,788	59,702	15,914
EUR	65,650	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	(844,225)	(844,225)

See Notes to Financial Statements.

PGIM Global Total Return Fund 43

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Interest rate swap agreements outstanding at October 31, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	18,515	10/11/29	2.101%(A)	1 Day EuroSTR(1)(A)/ 1.921%	$—	$(63,019)	$(63,019)
EUR	27,230	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 1.921%	(7,406)	(3,424,564)	(3,417,158)
EUR	17,280	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 1.921%	(428,030)	(591,875)	(163,845)
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)/ 2.138%	101	(504,323)	(504,424)
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)/ 2.138%	994	(374,405)	(375,399)
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)/ 2.138%	(54,687)	(409,667)	(354,980)
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)/ 2.138%	(36,028)	(856,349)	(820,321)
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)/ 2.138%	—	(262,526)	(262,526)
EUR	19,945	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.138%	—	1,163,022	1,163,022
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/ 2.138%	(228,844)	(1,779,850)	(1,551,006)
EUR	26,060	02/15/34	2.192%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	321,712	321,712
EUR	28,840	02/15/34	2.231%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	248,150	248,150
EUR	19,745	02/15/34	2.258%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	118,656	118,656
EUR	4,290	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	(96,041)	(96,041)
EUR	12,390	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 1.921%	310,341	372,760	62,419
EUR	14,280	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.138%	—	(672,990)	(672,990)
EUR	365	05/11/39	1.100%(A)	1 Day EuroSTR(2)(A)/ 1.921%	(2,476)	(75,867)	(73,391)
EUR	12,485	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.138%	—	2,826,725	2,826,725
EUR	12,485	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.040%	—	(2,813,032)	(2,813,032)
EUR	30,272	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.138%	—	6,685,626	6,685,626
EUR	30,272	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.040%	—	(6,656,396)	(6,656,396)
EUR	8,450	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 2.138%	—	(3,004,483)	(3,004,483)
EUR	17,040	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.138%	—	2,838,406	2,838,406
EUR	17,040	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.040%	—	(2,798,894)	(2,798,894)
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)/ 2.138%	(104,728)	(362,780)	(258,052)
EUR	15,130	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.138%	12,548	(351,831)	(364,379)
EUR	15,130	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.040%	(6,830)	508,699	515,529
EUR	14,270	03/09/46	0.425%(A)	6 Month EURIBOR(2)(S)/ 2.138%	—	(6,378,874)	(6,378,874)
EUR	3,000	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/ 2.138%	(96,301)	(885,109)	(788,808)
EUR	44,440	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.138%	(31,553)	3,654,983	3,686,536
GBP	20,000	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.969%	1,901,099	1,364,251	(536,848)
GBP	30,750	06/07/28	4.059%(A)	1 Day SONIA(2)(A)/ 3.969%	676	509,906	509,230
GBP	38,880	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 3.969%	5,919,338	4,821,632	(1,097,706)
GBP	8,290	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 3.969%	2,099,979	1,273,302	(826,677)
GBP	8,715	05/08/33	1.150%(A)	1 Day SONIA(1)(A)/ 3.969%	2,793,290	2,102,875	(690,415)
GBP	2,120	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 3.969%	(547,892)	(757,364)	(209,472)
GBP	9,680	05/08/40	3.950%(A)	1 Day SONIA(2)(A)/ 3.969%	(620,426)	(317,717)	302,709
GBP	4,100	05/08/42	1.250%(A)	1 Day SONIA(2)(A)/ 3.969%	19,998	(1,991,345)	(2,011,343)
GBP	9,725	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 3.969%	1,465,777	(5,571,791)	(7,037,568)
GBP	3,440	05/08/49	1.250%(A)	1 Day SONIA(2)(A)/ 3.969%	604,966	(2,150,348)	(2,755,314)
GBP	1,800	05/08/52	1.250%(A)	1 Day SONIA(2)(A)/ 3.969%	(214,209)	(1,201,427)	(987,218)
GBP	3,700	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 3.969%	(2,024,778)	(2,559,889)	(535,111)
HUF	500,000	03/31/31	2.460%(A)	6 Month BUBOR(2)(S)/ 6.480%	—	(244,825)	(244,825)
ILS	21,840	07/08/30	3.950%(A)	1 Day SHIR(2)(A)/ 4.500%	1,421	87,610	86,189
JPY	9,000,000	03/02/26	0.029%(S)	1 Day TONAR(2)(S)/ 0.477%	5	(167,569)	(167,574)
JPY	5,000,000	06/02/26	0.009%(S)	1 Day TONAR(2)(S)/ 0.477%	14	(202,866)	(202,880)
JPY	2,000,000	01/04/27	(0.033)%(S)	1 Day TONAR(2)(S)/ 0.477%	1,626	(156,774)	(158,400)
JPY	2,100,000	05/06/27	0.020%(S)	1 Day TONAR(2)(S)/ 0.477%	25	(214,247)	(214,272)
JPY	2,140,000	07/08/27	0.500%(A)	1 Day TONAR(2)(A)/ 0.477%	(79,036)	(84,804)	(5,768)
JPY	6,295,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.477%	—	326,758	326,758
JPY	7,080,000	07/08/28	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.477%	1,970,701	1,350,694	(620,007)
JPY	3,674,000	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.477%	—	(486,760)	(486,760)
JPY	1,800,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/ 0.477%	42	(404,577)	(404,619)
JPY	135,000	02/20/29	1.260%(S)	1 Day TONAR(2)(S)/ 0.477%	(2,474)	5,532	8,006
JPY	2,500,000	03/22/29	0.068%(S)	1 Day TONAR(2)(S)/ 0.477%	(1,086)	(575,188)	(574,102)
JPY	50,000	04/02/29	1.288%(S)	1 Day TONAR(2)(S)/ 0.477%	(576)	2,030	2,606
JPY	100,000	08/18/29	1.070%(S)	1 Day TONAR(2)(S)/ 0.477%	(1,656)	(1,213)	443
JPY	100,000	08/28/29	1.043%(S)	1 Day TONAR(2)(S)/ 0.477%	(1,426)	(2,085)	(659)
JPY	200,000	09/09/29	1.061%(S)	1 Day TONAR(2)(S)/ 0.477%	(2,647)	(3,554)	(907)

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Interest rate swap agreements outstanding at October 31, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	655,000	09/29/29	1.064%(S)	1 Day TONAR(2)(S)/ 0.477%	$(6,788)	$(13,213)	$(6,425)
JPY	300,000	07/02/30	0.047%(S)	1 Day TONAR(2)(S)/ 0.477%	(144)	(106,016)	(105,872)
JPY	200,000	04/01/31	0.319%(S)	1 Day TONAR(2)(S)/ 0.477%	(630)	(63,974)	(63,344)
JPY	215,000	05/06/31	0.354%(S)	1 Day TONAR(2)(S)/ 0.477%	(354)	(68,742)	(68,388)
JPY	150,000	07/07/31	0.071%(S)	1 Day TONAR(2)(S)/ 0.477%	(165)	(65,594)	(65,429)
JPY	2,945,000	07/08/31	0.000%(A)	1 Day TONAR(1)(A)/ 0.477%	1,073,710	1,301,400	227,690
JPY	700,000	08/05/31	0.026%(S)	1 Day TONAR(2)(S)/ 0.477%	35	(321,521)	(321,556)
JPY	256,500	08/15/31	0.223%(S)	1 Day TONAR(2)(S)/ 0.477%	(951)	(99,228)	(98,277)
JPY	130,000	08/30/31	0.217%(S)	1 Day TONAR(2)(S)/ 0.477%	(393)	(50,882)	(50,489)
JPY	120,000	09/08/31	0.316%(S)	1 Day TONAR(2)(S)/ 0.477%	(510)	(42,719)	(42,209)
JPY	190,000	09/21/31	0.328%(S)	1 Day TONAR(2)(S)/ 0.477%	(723)	(67,320)	(66,597)
JPY	350,000	10/14/31	0.270%(S)	1 Day TONAR(2)(S)/ 0.477%	(775)	(132,971)	(132,196)
JPY	200,000	04/06/32	0.484%(S)	1 Day TONAR(2)(S)/ 0.477%	(960)	(66,865)	(65,905)
JPY	159,520	04/07/32	0.491%(S)	1 Day TONAR(2)(S)/ 0.477%	(766)	(52,893)	(52,127)
JPY	1,200,000	05/19/32	0.023%(S)	1 Day TONAR(2)(S)/ 0.477%	(17)	(656,140)	(656,123)
JPY	800,000	05/29/32	0.016%(S)	1 Day TONAR(2)(S)/ 0.477%	(2)	(441,684)	(441,682)
JPY	140,000	06/07/32	0.451%(S)	1 Day TONAR(2)(S)/ 0.477%	—	(50,761)	(50,761)
JPY	71,000	09/21/32	0.463%(S)	1 Day TONAR(2)(S)/ 0.477%	(408)	(26,901)	(26,493)
JPY	160,000	11/14/32	2.390%(S)	1 Day TONAR(2)(S)/ 0.477%	—	81,666	81,666
JPY	530,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.477%	(213,368)	(315,185)	(101,817)
JPY	900,000	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/ 0.477%	(19,997)	(612,674)	(592,677)
JPY	800,000	03/28/38	0.656%(S)	1 Day TONAR(2)(S)/ 0.477%	(6,892)	(625,830)	(618,938)
JPY	675,000	04/06/38	0.655%(S)	1 Day TONAR(2)(S)/ 0.477%	(5,154)	(530,397)	(525,243)
JPY	285,000	07/08/38	0.200%(A)	1 Day TONAR(1)(A)/ 0.477%	318,796	318,586	(210)
JPY	600,000	08/10/38	0.822%(S)	1 Day TONAR(2)(S)/ 0.477%	(11,109)	(416,258)	(405,149)
JPY	2,430,385	12/03/38	0.600%(S)	1 Day TONAR(2)(S)/ 0.477%	(1,114)	(2,188,732)	(2,187,618)
JPY	969,000	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/ 0.477%	(488)	(946,553)	(946,065)
JPY	765,000	07/08/40	1.400%(A)	1 Day TONAR(2)(A)/ 0.477%	(109,982)	(264,792)	(154,810)
JPY	166,000	05/09/43	0.820%(S)	1 Day TONAR(2)(S)/ 0.477%	(769)	(203,332)	(202,563)
JPY	2,000,000	10/23/45	0.333%(S)	1 Day TONAR(2)(S)/ 0.477%	(5,827)	(4,084,708)	(4,078,881)
JPY	775,000	04/12/46	0.496%(S)	1 Day TONAR(2)(S)/ 0.477%	(4,334)	(1,488,605)	(1,484,271)
JPY	110,291	04/15/46	0.560%(S)	1 Day TONAR(2)(S)/ 0.477%	(649)	(204,109)	(203,460)
JPY	26,000	10/04/47	0.942%(S)	1 Day TONAR(2)(S)/ 0.477%	(323)	(40,910)	(40,587)
JPY	560,000	11/24/47	0.888%(S)	1 Day TONAR(2)(S)/ 0.477%	(1,349)	(920,432)	(919,083)
JPY	940,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/ 0.477%	60,876	680,944	620,068
JPY	500,000	05/29/50	0.186%(S)	1 Day TONAR(2)(S)/ 0.477%	(150)	(1,396,911)	(1,396,761)
JPY	975,000	07/08/50	1.700%(A)	1 Day TONAR(1)(A)/ 0.477%	150,529	767,146	616,617
JPY	500,000	08/26/50	0.334%(S)	1 Day TONAR(2)(S)/ 0.477%	(3,383)	(1,312,974)	(1,309,591)
JPY	1,000,000	12/16/50	0.338%(S)	1 Day TONAR(2)(S)/ 0.477%	(11,650)	(2,656,012)	(2,644,362)
JPY	1,200,000	02/08/51	0.467%(S)	1 Day TONAR(2)(S)/ 0.477%	(13,860)	(3,002,836)	(2,988,976)
JPY	1,650,000	03/30/51	0.520%(S)	1 Day TONAR(2)(S)/ 0.477%	(11,980)	(4,036,382)	(4,024,402)
JPY	701,000	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.477%	—	1,253,673	1,253,673
JPY	1,000,000	07/08/54	0.450%(A)	1 Day TONAR(1)(A)/ 0.477%	1,781,890	2,770,120	988,230
KRW	19,850,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	—	171,578	171,578
KRW	20,447,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	278,261	(253,069)	(531,330)
KRW	11,000,000	02/05/30	1.319%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	5	(467,265)	(467,270)
KRW	5,000,000	01/05/31	1.258%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	—	(264,838)	(264,838)
KRW	4,000,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	—	(183,835)	(183,835)
KRW	1,067,160	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	(13,486)	15,731	29,217
KRW	2,640,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	—	104,316	104,316
KRW	30,916,085	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	7,144	469,934	462,790
KRW	12,166,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	371,694	223,978	(147,716)
KRW	11,100,000	11/08/39	3.000%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	—	65,315	65,315
KRW	8,800,000	11/08/44	2.840%(Q)	3 Month KWCDC(1)(Q)/ 2.550%	—	13,676	13,676
MXN	170,735	12/10/25	9.425%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.781%	240	25,170	24,930
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)/ 4.350%	—	(191,103)	(191,103)
NOK	48,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)/ 4.350%	—	(404,428)	(404,428)
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)/ 2.520%	—	47,668	47,668
NZD	5,340	05/08/35	4.400%(S)	3 Month BBR(2)(Q)/ 2.520%	189,121	237,978	48,857

See Notes to Financial Statements.

PGIM Global Total Return Fund 45

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Interest rate swap agreements outstanding at October 31, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	21,660	07/31/35	4.068%(S)	3 Month BBR(2)(Q)/ 2.520%	$—	$571,021	$571,021
PLN	10,000	03/26/31	1.675%(A)	6 Month WIBOR(2)(S)/ 4.300%	—	(291,010)	(291,010)
SEK	60,000	07/10/32	3.150%(A)	3 Month STIBOR(1)(Q)/ 1.941%	(346,154)	(312,165)	33,989
SGD	17,215	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 1.352%	68,415	(349,067)	(417,482)
SGD	680	09/10/35	2.500%(S)	1 Day SORA(2)(S)/ 1.352%	32,591	32,486	(105)
SGD	1,850	09/11/35	1.720%(S)	1 Day SORA(2)(S)/ 1.352%	—	(13,747)	(13,747)
SGD	2,690	09/15/35	1.680%(S)	1 Day SORA(2)(S)/ 1.352%	—	(27,837)	(27,837)
SGD	5,540	09/17/35	1.680%(S)	1 Day SORA(2)(S)/ 1.352%	—	(57,427)	(57,427)
SGD	3,800	09/25/35	1.710%(S)	1 Day SORA(2)(S)/ 1.352%	—	(31,847)	(31,847)
THB	1,378,430	08/18/26	1.168%(Q)	1 Day THOR(1)(Q)/ 1.489%	—	61,303	61,303
THB	173,600	04/28/30	1.020%(Q)	1 Day THOR(2)(Q)/ 1.489%	—	(59,985)	(59,985)
THB	23,000	05/29/30	2.645%(Q)	1 Day THOR(2)(Q)/ 1.489%	(593)	44,868	45,461
THB	72,900	06/25/30	0.990%(Q)	1 Day THOR(2)(Q)/ 1.489%	—	(31,032)	(31,032)
THB	200,200	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/ 1.489%	—	(74,475)	(74,475)
THB	115,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.489%	—	(7,828)	(7,828)
THB	260,500	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 1.489%	—	881,494	881,494
THB	218,530	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 1.489%	—	696,992	696,992
THB	110,000	04/23/34	2.855%(Q)	1 Day THOR(2)(Q)/ 1.489%	—	360,901	360,901
THB	204,200	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 1.489%	—	323,201	323,201
TWD	564,000	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.678%	—	102,575	102,575
	118,435	11/12/25	4.200%(T)	1 Day SOFR(1)(T)/ 4.220%	41,278	276,454	235,176
	71,770	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 4.220%	—	517,206	517,206
	139,215	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.220%	817,025	905,116	88,091
	50,180	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.220%	—	(476,627)	(476,627)
	32,215	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 4.220%	—	(570,044)	(570,044)
	27,150	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 4.220%	—	(783,378)	(783,378)
	30,430	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 4.220%	—	(688,602)	(688,602)
	30,780	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 4.220%	—	(768,180)	(768,180)
	21,040	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 4.220%	—	(366,892)	(366,892)
	13,000	04/26/33	3.070%(A)	1 Day SOFR(2)(A)/ 4.220%	—	(309,421)	(309,421)
	16,570	12/10/34	3.911%(A)	1 Day SOFR(2)(A)/ 4.220%	—	288,239	288,239
	16,030	08/01/35	3.869%(A)	1 Day SOFR(1)(A)/ 4.220%	—	(253,474)	(253,474)
	21,865	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 4.220%	(911,839)	19,612	931,451
	29,415	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 4.220%	(11,317,833)	(12,392,225)	(1,074,392)
	8,440	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.220%	—	(290,184)	(290,184)
	7,443	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.220%	—	83,891	83,891
	7,710	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 4.220%	—	(66,101)	(66,101)
	15,125	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 4.220%	(85,178)	(339,654)	(254,476)
	27,110	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.220%	11,885,095	12,549,572	664,477
	140,995	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.220%	565,538	4,121,213	3,555,675
	14,416	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 4.220%	—	818,401	818,401
	7,515	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.220%	—	360,746	360,746
	21,200	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 4.220%	(409,640)	(575,763)	(166,123)
	23,230	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 4.220%	854,613	495,240	(359,373)
	36,892	09/17/55	3.897%(A)	1 Day SOFR(1)(A)/ 4.220%	—	388,446	388,446
	16,430	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 4.220%	169,941	1,236,962	1,067,021
	24,840	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 4.220%	111,923	1,172,260	1,060,337

					$17,726,939	$(32,098,724)	$(49,825,663)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	10,457	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.055%	$(49,692)	$—	$(49,692)	GSI
BRL	10,457	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.055%	46,634	—	46,634	GSI
BRL	106,841	01/02/31	14.190%(T)	1 Day BROIS(1)(T)/ 0.055%	(976,715)	—	(976,715)	GSI
BRL	106,841	01/02/31	14.340%(T)	1 Day BROIS(2)(T)/ 0.055%	915,282	—	915,282	GSI
CNH	10,000	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	10,773	3	10,770	CITI

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Interest rate swap agreements outstanding at October 31, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
CNH	1,000	06/15/28	2.365%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.460%	$(3,218)	$—	$(3,218)	MSI
CNH	1,000	06/15/28	2.410%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	3,325	—	3,325	MSI
CNH	75,000	07/12/28	2.410%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.460%	(254,267)	—	(254,267)	MSI
CNH	75,000	07/12/28	2.455%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	262,010	—	262,010	MSI
CNH	34,800	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	215,542	—	215,542	MSI
CNH	16,100	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	107,297	—	107,297	MSI
CNH	5,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	44,025	—	44,025	SCB
CNH	30,000	11/02/31	2.700%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	281,738	—	281,738	SCB
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)/ 0.072%	4,981	—	4,981	HSBC
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	(10,818)	(7)	(10,811)	JPM
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	(14,805)	—	(14,805)	MSI
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	(31,469)	—	(31,469)	CITI
KRW	520,000	01/27/31	1.870%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	(16,557)	—	(16,557)	JPM
KRW	8,100,000	05/30/34	3.418%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	245,197	—	245,197	GSI
KRW	3,330,000	05/30/54	2.968%(Q)	3 Month KWCDC(1)(Q)/ 2.550%	(153,584)	—	(153,584)	GSI
MYR	23,575	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	(16,709)	(61)	(16,648)	MSI
MYR	45,900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	(67,073)	(154)	(66,919)	HSBC
MYR	3,000	07/29/27	3.060%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	(1,727)	3	(1,730)	JPM
MYR	3,160	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	8,297	(6)	8,303	MSI
MYR	11,700	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	1,690	17	1,673	MSI
MYR	17,800	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	(32,120)	9	(32,129)	MSI
MYR	17,745	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	80,423	4	80,419	JPM
MYR	13,700	07/29/35	3.330%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	(32,543)	(9)	(32,534)	JPM
SAR	49,500	04/26/33	4.495%(A)	3 Month SAIBOR(1)(Q)/ 5.016%	178,515	—	178,515	MSI
	10,000	09/22/28	3.290%(S)	1 Week MUNIPSA(1)(Q)/ 3.220%	(235,885)	—	(235,885)	JPM

					$508,547	$(201)	$508,748

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at October 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.060%	JPM	11/13/25	45,637	$1,059,206	$—	$1,059,206
U.S. Treasury Bond(T)	1 Day USOIS +21bps(T)/ 4.070%	JPM	12/02/25	56,495	1,156,370	—	1,156,370
U.S. Treasury Notes(T)	1 Day USOIS +20bps(T)/ 4.060%	JPM	11/13/25	27,400	183,917	—	183,917
U.S. Treasury Notes(T)	1 Day USOIS +20bps(T)/ 4.060%	JPM	11/13/25	57,900	386,936	—	386,936

					$2,786,429	$—	$2,786,429

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse repurchase agreements:

During the year ended October 31, 2025, the Fund held reverse repurchase agreements during the period with an average value of $28,448,750 and a daily weighted average interest rate of 4.400%. At October 31, 2025, the Fund did not hold any reverse repurchase agreements.

See Notes to Financial Statements.

PGIM Global Total Return Fund 47

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$7,620,730	$(4,567,796)	$12,092,762	$(9,574,123)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$—	$25,026,381

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Canada	$—	$5,639,856	$—
Cayman Islands	—	21,665,696	—
Germany	—	9,298,070	—
Ireland	—	66,465,629	—
Spain	—	228,538	1,671,700
United Kingdom	—	13,462,046	—
United States	—	35,802,651	—
Commercial Mortgage-Backed Securities
Canada	—	5,456,590	—
Cayman Islands	—	2,588,525	—
United Kingdom	—	13,553,421	—
United States	—	72,352,998	—
Corporate Bonds
Australia	—	287,586	—
Brazil	—	19,872,965	—
Bulgaria	—	12,413,954	—
Canada	—	15,116,614	—
Chile	—	8,666,424	—
China	—	15,400,869	—
France	—	62,060,408	—
Germany	—	34,857,898	—
Hong Kong	—	13,435,793	—
Hungary	—	6,104,044	—
Iceland	—	6,391,066	—
India	—	21,311,947	—
Indonesia	—	10,293,405	—
Israel	—	17,140,461	—
Italy	—	15,521,218	—
Jamaica	—	773,098	—**
Japan	—	3,820,406	—
Luxembourg	—	25,245,646	—
Malta	—	3,158,896	—
Mexico	—	45,273,305	—
Netherlands	—	5,466,707	—

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Corporate Bonds (continued)
Paraguay	$—	$6,178,961	$—
Peru	—	4,989,856	—
Philippines	—	8,704,596	—
Poland	—	7,374,866	—
Qatar	—	9,089,231	—
Russia	—	9,589,753	—
Saudi Arabia	—	1,995,553	—
Singapore	—	1,240,752	—
Slovenia	—	6,385,830	—
South Africa	—	16,838,456	—
South Korea	—	22,365,152	—
Spain	—	6,408,468	—
Supranational Bank	—	13,209,191	—
Switzerland	—	32,139,500	—
United Arab Emirates	—	24,425,867	—
United Kingdom	—	33,747,553	—
United States	—	489,580,794	23,100,934
Floating Rate and Other Loans
Netherlands	—	—	2,859,509
United Kingdom	—	2,789,417	—
United States	—	233,983	663,576
Municipal Bonds
Louisiana	—	5,040,560	—
Wisconsin	—	4,771,699	—
Residential Mortgage-Backed Securities
United States	—	35,624,965	—
Sovereign Bonds
Andorra	—	1,208,242	—
Argentina	—	2,355,437	—
Austria	—	1,861,162	—
Belize	—	1,613,088	—
Brazil	—	13,049,290	—
Bulgaria	—	9,283,350	—
Canada	—	12,733,405	—
Chile	—	3,045,508	—
China	—	65,022,495	—
Colombia	—	33,552,872	—
Cyprus	—	11,223,223	—
Czech Republic	—	4,585,155	—
Denmark	—	3,866,408	—
Ecuador	—	12,389,059	281,184
Egypt	—	6,074,301	—
Finland	—	1,367,463	—
France	—	57,290,399	—
Gabon	—	5,647,791	—
Germany	—	146,913	—
Greece	—	91,737,864	—
Guatemala	—	1,055,310	—
Hong Kong	—	3,342,452	—
Hungary	—	12,389,768	—
India	—	7,074,766	—
Indonesia	—	52,316,052	—
Israel	—	6,696,452	—
Italy	—	86,026,652	—
Japan	—	32,113,415	—
Malta	—	3,380,232	—
Mexico	—	44,083,059	—
New Zealand	—	4,287,938	—
Norway	—	2,112,147	—
Panama	—	16,703,981	—

See Notes to Financial Statements.

PGIM Global Total Return Fund 49

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Peru	$—	$14,229,949	$—
Philippines	—	28,022,986	—
Poland	—	5,685,451	—
Portugal	—	3,221,161	—
Romania	—	22,735,569	—
San Marino	—	356,320	—
Saudi Arabia	—	15,316,786	—
Serbia	—	32,351,408	—
Slovakia	—	1,816,792	—
Slovenia	—	3,423,845	—
South Africa	—	2,771,166	—
Spain	—	64,064,420	—
Sweden	—	2,536,884	—
Tunisia	—	566,965	—
Turkey	—	2,569,046	—
United Arab Emirates	—	8,276,087	—
United Kingdom	—	8,434,190	—
Uruguay	—	550,711	—
Vietnam	—	32,302,151	—
U.S. Government Agency Obligation	—	20,327,307	—
U.S. Treasury Obligations	—	268,053,723	—
Affiliated Exchange-Traded Fund	7,396,239	—	—
Common Stocks
Jamaica	—	1,000,289	—
Spain	—	—	114,856
United States	2,382,639	761,324	—
Preferred Stocks
Jamaica	—	—	47,118
United States	120,120	—	633,000
Options Purchased	—	1,760,207	—
Warrants
Spain	—	—	121
United States	—	1	—
Short-Term Investments
Affiliated Mutual Funds	46,739,362	—	—
Options Purchased	—	22,348,459	—

Total	$56,638,360	$2,504,970,579	$29,371,998

Liabilities
Long-Term Investments
Options Written	$—	$(1,440,598)	$(5,568)
Short-Term Investments
Options Written	$(501)	$(39,411,308)	$—

Total	$(501)	$(40,851,906)	$(5,568)

Other Financial Instruments*
Assets
Unfunded Loan Commitments	$—	$12,006	$715
Futures Contracts	2,819,689	—	—
OTC Bond Forward Contracts	—	4,383,985	—
OTC Forward Foreign Currency Exchange Contracts	—	3,037,708	—
OTC Packaged Credit Default Swap Agreements	—	4,762,274	—
OTC Credit Default Swap Agreements	—	7,478,459	50,453
Centrally Cleared Interest Rate Swap Agreements	—	41,663,773	—
OTC Interest Rate Swap Agreements	—	2,405,729	—
OTC Total Return Swap Agreements	—	2,786,429	—

Total	$2,819,689	$66,530,363	$51,168

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities
Futures Contracts	$(5,630,296)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(2,245,555)	—
OTC Packaged Credit Default Swap Agreements	—	(4,949,565)	—
OTC Credit Default Swap Agreements	—	(4,890,278)	(26,199)
OTC Currency Swap Agreement	—	(148,547)	—
Centrally Cleared Interest Rate Swap Agreements	—	(91,489,436)	—
OTC Interest Rate Swap Agreements	—	(1,897,182)	—

Total	$(5,630,296)	$(105,620,563)	$(26,199)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, bond forward contracts, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities -Spain	Corporate Bonds -Jamaica	Corporate Bonds-Spain	Corporate Bonds-Supranational Bank	Corporate Bonds-United States
Balance as of 10/31/24	$2,095,015	$32,240	$496,306	$2,102,968	$22,759,611
Realized gain (loss)	(24,721)	(1,612)	4,095	77,075	—
Change in unrealized appreciation (depreciation)	241,841	862	(8,754)	71,644	563,860
Sales/Paydowns	(640,435)	(2,794)	(492,438)	(2,259,532)	—
Accrued discount/premium	—	—	791	7,845	(222,537)
Transfer into Level 3*	—	—	—	—	—
Transfer out of Level 3*	—	(28,696)	—	—	—

Balance as of 10/31/25	$1,671,700	$—	$—	$—	$23,100,934

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$241,841	$(1,612)	$—	$—	$563,860

	Floating Rate and Other Loans-Netherlands	Floating Rate and Other Loans-United States	Residential Mortgage-Backed Securities	Sovereign Bonds -Ecuador	U.S. Government Agency Obligations
Balance as of 10/31/24	$—	$—	$2,116,164	$—	$249,875
Realized gain (loss)	—	—	—	(17,512)	—
Change in unrealized appreciation (depreciation)	262,962	4,183	—	(40,400)	125
Purchase/Exchange/Issuances	2,591,297	659,026	—	339,096	—
Sales/Paydowns	—	—	—	—	(250,000)
Accrued discount/premium	5,250	367	—	—	—
Transfer into Level 3*	—	—	—	—	—
Transfer out of Level 3*	—	—	(2,116,164)	—	—

Balance as of 10/31/25	$2,859,509	$663,576	$—	$281,184	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$262,962	$4,183	$—	$(40,400)	$—

	Common Stocks -Jamaica	Common Stocks -Spain	Common Stocks -United States	Preferred Stocks -Jamaica	Preferred Stocks -United States
Balance as of 10/31/24	$149,333	$703,013	$485,466	$68,559	$633,000
Realized gain (loss)	—	34,287	—	3,038	—
Change in unrealized appreciation (depreciation)	—	(209,859)	—	2,859	—
Purchase/Exchange/Issuances	—	—	—	—	—
Sales/Paydowns	—	(412,585)	—	(27,338)	—
Accrued discount/premium	—	—	—	—	—

See Notes to Financial Statements.

PGIM Global Total Return Fund 51

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

	Common Stocks -Jamaica	Common Stocks -Spain	Common Stocks -United States	Preferred Stocks -Jamaica	Preferred Stocks -United States
Transfer into Level 3*	$—	$—	$—	$—	$—
Transfer out of Level 3*	(149,333)	—	(485,466)	—	—

Balance as of 10/31/25	$—	$114,856	$—	$47,118	$633,000

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$(209,859)	$—	$2,859	$—

	Warrants -Spain	Options Written	Unfunded Loan Commitments	OTC Credit Default Swap Agreements
Beginning Balance10/31/24	$228	$—	$—	$—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(107)	(5,568)	715	24,254
Purchase/Exchange/Issuances	—	—	—	—
Sales/Paydowns	—	—	—	—
Accrued discount/premium	—	—	—	—
Transfer into Level 3*	—	—	—	—
Transfer out of Level 3*	—	—	—	—

Ending Balance10/31/25	$121	$(5,568)	$715	$24,254

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(107)	$(5,568)	$715	$24,254

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of October 31, 2025	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Asset-Backed Securities - Spain	$1	Market	Recovery Value	Recovery Rate	100.00%
Asset-Backed Securities - Spain	1,671,699	Market	Yield and Spread	Adjusted Spread	400 bps
Corporate Bonds - Jamaica	—	Market	Recovery Value	Recovery Rate	0.00%
Floating Rate and Other Loans - Netherlands	2,859,509	Income	Discounted Cash Flow	Discount Rate	8.56%
Floating Rate and Other Loans - United States	663,576	Market	Last Vendor Evaluated Price	Unadjusted Last Vendor Price	NA
Preferred Stocks - Jamaica	47,118	Market	Enterprise Value	Recovery Rate	12.22%
Preferred Stocks - United States	633,000	Market	Transaction Based	Unadjusted Price	NA
Unfunded Loan Commitments	715	Market	Last Vendor Evaluated Price	Unadjusted Last Vendor Price	NA

	$5,875,618

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of October 31, 2025, the aggregate value of these securities and/or derivatives was $23,515,781. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2025 were as follows:

Sovereign Bonds	33.2%
Banks	12.0
U.S. Treasury Obligations	10.3
Electric	4.9
Collateralized Loan Obligations	3.8
Commercial Mortgage-Backed Securities	3.6
Real Estate Investment Trusts (REITs)	3.0

Oil & Gas	2.9%
Affiliated Mutual Funds (0.4% represents investments purchased with collateral from securities on loan)	1.8
Diversified Financial Services	1.7
Residential Mortgage-Backed Securities	1.5
Insurance	1.5
Transportation	1.4

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Industry Classification (continued):

Pipelines	1.3%
Telecommunications	1.3
Commercial Services	1.2
Real Estate	1.2
Healthcare-Products	1.0
Internet	1.0
Options Purchased	0.9
Auto Manufacturers	0.9
U.S. Government Agency Obligation	0.8
Home Builders	0.7
Home Equity Loans	0.6
Media	0.6
Electronics	0.5
Other	0.5
Multi-National	0.5
Pharmaceuticals	0.5
Foods	0.5
Healthcare-Services	0.4
Municipal Bonds	0.4
Engineering & Construction	0.4
Credit Cards	0.3
Automobiles	0.3
Affiliated Exchange-Traded Fund	0.3
Software	0.3
Consumer Loans	0.2
Aerospace & Defense	0.2
Semiconductors	0.2
Auto Parts & Equipment	0.2
Building Materials	0.1
Leisure Time	0.1

Agriculture	0.1%
Mining	0.1
Oil, Gas & Consumable Fuels	0.1
Holding Companies-Diversified	0.1
Airlines	0.1
Retail	0.1
Investment Companies	0.1
Chemicals	0.1
Student Loans	0.1
Wireless Telecommunication Services	0.1
Miscellaneous Manufacturing	0.0	*
Metal Fabricate/Hardware	0.0	*
Iron/Steel	0.0	*
Entertainment	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Housewares	0.0	*
Gas Utilities	0.0	*
Interactive Media & Services	0.0	*
Forest Products & Paper	0.0	*
Hotels, Restaurants & Leisure	0.0	*

	100.0
Options Written	(1.6)
Other assets in excess of liabilities	1.6

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Premiums paid for OTC swap agreements	$7,620,694		Premiums received for OTC swap agreements	$4,567,559

Credit contracts	Unaffiliated investments	22,234,948		Options written outstanding, at value	39,351,832

Credit contracts	Unrealized appreciation on OTC swap agreements	6,900,622		Unrealized depreciation on OTC swap agreements	7,528,613

Foreign exchange contracts	Due from/to broker-variation margin futures	1,640,000	*	Due from/to broker-variation margin futures	5,338,863	*

Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	3,037,708		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,245,555

Interest rate contracts	Due from/to broker-variation margin futures	1,179,689	*	Due from/to broker-variation margin futures	291,433	*

Interest rate contracts	Due from/to broker-variation margin swaps	41,663,773	*	Due from/to broker-variation margin swaps	91,489,436	*

Interest rate contracts	Premiums paid for OTC swap agreements	36		Premiums received for OTC swap agreements	237

See Notes to Financial Statements.

PGIM Global Total Return Fund 53

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unaffiliated investments	$1,873,718	Options written outstanding, at value	$1,506,143
Interest rate contracts	Unrealized appreciation on OTC bond forward contracts	4,383,985	—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	5,192,140	Unrealized depreciation on OTC swap agreements	2,045,510

		$95,727,313		$154,365,181

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$(87,000)	$394,204	$—	$—	$5,331,841
Foreign exchange contracts	—	3,600	(16,395,371)	(24,438,164)	—
Interest rate contracts	41,794	434,114	3,429,543	—	(38,792,402)

Total	$(45,206)	$831,918	$(12,965,828)	$(24,438,164)	$(33,460,561)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Bond Forward Contracts	Forward Currency Exchange Contracts	Swaps
Credit contracts	$(841,215)	$907,710	$—	$—	$—	$(68,593)
Foreign exchange contracts	—	—	1,038,484	—	2,237,595	—
Interest rate contracts	151,455	85,606	(105,605)	4,383,985	—	44,228,729

Total	$(689,760)	$993,316	$932,879	$4,383,985	$2,237,595	$44,160,136

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$5,086,822
Options Written (2)	1,904,257,548
Futures Contracts - Long Positions (2)	658,966,651
Futures Contracts - Short Positions (2)	681,174,487
Bond Forward Contracts - Purchased (2)	31,335,850
Forward Foreign Currency Exchange Contracts - Purchased (3)	245,479,866
Forward Foreign Currency Exchange Contracts - Sold (3)	381,944,082
Interest Rate Swap Agreements (2)	3,676,613,872
Credit Default Swap Agreements - Buy Protection (2)	388,410,628
Credit Default Swap Agreements - Sell Protection (2)	658,870,919
Currency Swap Agreements (2)	1,563,966
Total Return Swap Agreements (2)	313,750,000

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD. (3) Value at Settlement Date.

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (continued)

as of October 31, 2025

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$9,951,112	$(9,951,112)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$25,602,996	$(40,876,733)	$(15,273,737)	$—	$(15,273,737)
BNP	75,549	(1,252,045)	(1,176,496)	1,176,496	—
BNY	49,204	(286,617)	(237,413)	—	(237,413)
BOA	2,469,016	(3,822,675)	(1,353,659)	1,353,659	—
CITI	1,425,438	(1,675,396)	(249,958)	249,958	—
DB	3,904,755	(2,617,096)	1,287,659	(900,000)	387,659
GSI	2,666,705	(1,883,956)	782,749	(530,000)	252,749
HSBC	2,394,588	(1,935,801)	458,787	(458,787)	—
JPM	8,915,474	(1,608,058)	7,307,416	(7,010,459)	296,957
MSI	1,472,028	(1,098,556)	373,472	(373,472)	—
SCB	325,763	(148,547)	177,216	(177,216)	—
SSB	1,087,991	—	1,087,991	(790,824)	297,167
UAG	854,344	(39,468)	814,876	(533,076)	281,800

	$51,243,851	$(57,244,948)	$(6,001,097)	$(7,993,721)	$(13,994,818)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Global Total Return Fund 55

PGIM Global Total Return Fund

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value, including securities on loan of $9,951,112:
Unaffiliated investments (cost $2,658,094,504)	$2,536,845,336
Affiliated investments (cost $54,057,023)	54,135,601
Cash	5,280
Foreign currency, at value (cost $2,160,121)	2,163,679
Receivable for investments sold	42,710,925
Dividends and interest receivable	28,852,885
Unrealized appreciation on OTC swap agreements	12,092,762
Premiums paid for OTC swap agreements	7,620,730
Unrealized appreciation on OTC bond forward contracts	4,383,985
Unrealized appreciation on OTC forward foreign currency exchange contracts	3,037,708
Receivable for Fund shares sold	2,440,704
Due from broker—variation margin swaps	1,030,998
Tax reclaim receivable	29,882
Unrealized appreciation on unfunded loan commitments	12,721
Prepaid expenses and other assets	323,540

Total Assets	2,695,686,736

Liabilities
Options written outstanding, at value (premiums received $41,829,065)	40,857,975
Payable for investments purchased	31,218,725
Payable to broker for collateral for securities on loan	10,208,862
Unrealized depreciation on OTC swap agreements	9,574,123
Premiums received for OTC swap agreements	4,567,796
Payable for Fund shares purchased	4,286,237
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,245,555
Management fee payable	1,069,145
Accrued expenses and other liabilities	573,492
Dividends and Distributions payable	310,662
Distribution fee payable	42,386
Due to broker—variation margin futures	32,789
Affiliated transfer agent fee payable	17,050
Directors’ fees payable	3,054

Total Liabilities	105,007,851

Net Assets	$2,590,678,885

Net assets were comprised of:
Common stock, at par	$4,801,120
Paid-in capital in excess of par	3,716,776,583
Total distributable earnings (loss)	(1,130,898,818)

Net assets, October 31, 2025	$2,590,678,885

See Notes to Financial Statements.

PGIM Global Total Return Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2025

Class A

Net asset value and redemption price per share, ($158,808,381 ÷ 29,692,902 shares of common stock issued and outstanding)	$5.35
Maximum sales charge (3.25% of offering price)	0.18

Maximum offering price to public	$5.53

Class C

Net asset value, offering price and redemption price per share, ($9,138,509 ÷ 1,712,045 shares of common stock issued and outstanding)	$5.34

Class Z

Net asset value, offering price and redemption price per share, ($926,611,636 ÷ 172,300,902 shares of common stock issued and outstanding)	$5.38

Class R2

Net asset value, offering price and redemption price per share, ($2,722,379 ÷ 502,609 shares of common stock issued and outstanding)	$5.42

Class R4

Net asset value, offering price and redemption price per share, ($12,635,107 ÷ 2,331,378 shares of common stock issued and outstanding)	$5.42

Class R6

Net asset value, offering price and redemption price per share, ($1,480,762,873 ÷ 273,572,186 shares of common stock issued and outstanding)	$5.41

See Notes to Financial Statements.

PGIM Global Total Return Fund 57

PGIM Global Total Return Fund

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)

Income
Interest income (net of $16,454 foreign withholding tax)	$100,511,081
Affiliated dividend income	1,593,694
Unaffiliated dividend income	100,441
Income from securities lending, net (including affiliated income of $37,788)	37,824

Total income	102,243,040

Expenses
Management fee	12,902,810
Distribution fee(a)	505,436
Shareholder servicing fees(a)	14,841
Transfer agent’s fees and expenses (including affiliated expense of $129,572)(a)	1,628,863
Custodian and accounting fees	265,938
Shareholders’ reports	242,293
Registration fees(a)	86,161
Audit fee	76,019
Professional fees	53,971
Directors’ fees	43,100
Interest expense	3,477
Miscellaneous	111,570

Total expenses	15,934,479
Less: Fee waiver and/or expense reimbursement(a)	(447,783)

Net expenses	15,486,696

Net investment income (loss)	86,756,344

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(4,849))	(17,877,941)
Affiliated net capital gain distributions received	3,710
Futures transactions	(12,965,828)
Forward currency contract transactions	(24,438,164)
Options written transactions	831,918
Swap agreement transactions	(33,460,561)
Foreign currency transactions	(7,747,994)

(95,654,860)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $29,221)	147,556,895
Futures	932,879
Bond forward contracts	4,383,985
Forward currency contracts	2,237,595
Options written	993,316
Swap agreements	44,160,136
Foreign currencies	1,604,679
Unfunded loan commitments	12,721

201,882,206

Net gain (loss) on investment and foreign currency transactions	106,227,346

Net Increase (Decrease) In Net Assets Resulting From Operations	$192,983,690

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Distribution fee	392,975	105,640	—	6,821	—	—
Shareholder servicing fees	—	—	—	2,728	12,113	—
Transfer agent’s fees and expenses	265,059	15,132	1,222,260	6,752	20,644	99,016
Registration fees	10,028	10,282	28,093	4,918	5,660	27,180
Fee waiver and/or expense reimbursement	(112,968)	(14,513)	(304,369)	(6,126)	(1,729)	(8,078)

See Notes to Financial Statements.

PGIM Global Total Return Fund

Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$86,756,344	$104,916,805
Net realized gain (loss) on investment and foreign currency transactions	(95,654,860)	(108,710,539)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	201,882,206	342,363,319

Net increase (decrease) in net assets resulting from operations	192,983,690	338,569,585

Dividends and Distributions
Distributions from distributable earnings
Class A	(6,151,849)	(5,625,571)
Class C	(355,530)	(376,500)
Class Z	(38,269,442)	(37,060,982)
Class R2	(107,017)	(131,469)
Class R4	(480,144)	(440,800)
Class R6	(63,152,818)	(57,548,559)

	(108,516,800)	(101,183,881)

Tax return of capital distributions
Class A	(1,053,146)	—
Class C	(60,864)	—
Class Z	(6,551,412)	—
Class R2	(18,320)	—
Class R4	(82,197)	—
Class R6	(10,811,239)	—

	(18,577,178)	—

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	727,995,001	764,647,292
Net asset value of shares issued in reinvestment of dividends and distributions	121,718,097	96,786,362
Cost of shares purchased	(1,067,774,927)	(1,020,525,267)

Net increase (decrease) in net assets from Fund share transactions	(218,061,829)	(159,091,613)

Total increase (decrease)	(152,172,117)	78,294,091

Net Assets:

Beginning of year	2,742,851,002	2,664,556,911

End of year	$2,590,678,885	$2,742,851,002

See Notes to Financial Statements.

PGIM Global Total Return Fund 59

PGIM Global Total Return Fund

Financial Highlights

Class A Shares
	Year Ended October 31,
	2025	2024	2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$5.20	$4.77	$4.67		$6.67	$6.96
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.18	0.17	(b)	0.13	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.23	0.42	0.13	(c)	(1.91)	(0.17)
Total from investment operations	0.39	0.60	0.30		(1.78)	(0.06)
Less Dividends and Distributions:
Dividends from net investment income*	(0.20)	(0.17)	(0.07)		(0.03)	(0.23)
Tax return of capital distributions	(0.04)	-	(0.13)		(0.19)	-
Total dividends and distributions	(0.24)	(0.17)	(0.20)		(0.22)	(0.23)
Net asset value, end of year	$5.35	$5.20	$4.77		$4.67	$6.67
Total Return(d):	7.71%	12.76%	6.22%		(27.22)%	(0.97)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$158,808	$163,150	$161,661		$185,414	$337,257
Average net assets (000)	$157,190	$165,472	$180,957		$257,676	$344,592
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.88%	0.88%	0.89	%(f)	0.88%	0.88%
Expenses before waivers and/or expense reimbursement	0.95%	0.95%	0.98%		0.93%	0.91%
Net investment income (loss)	3.05%	3.54%	3.40%		2.29%	1.58%
Portfolio turnover rate(g)	26%	35%	6%		13%	23%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund

Financial Highlights (continued)

Class C Shares
	Year Ended October 31,
	2025	2024	2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$5.19	$4.76	$4.66		$6.66	$6.95
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.14	0.13		0.09	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.23	0.43	0.13		(1.90)	(0.17)
Total from investment operations	0.35	0.57	0.26		(1.81)	(0.11)
Less Dividends and Distributions:
Dividends from net investment income*	(0.16)	(0.14)	(0.03)		-	(0.18)
Tax return of capital distributions	(0.04)	-	(0.13)		(0.19)	-
Total dividends and distributions	(0.20)	(0.14)	(0.16)		(0.19)	(0.18)
Net asset value, end of year	$5.34	$5.19	$4.76		$4.66	$6.66
Total Return(b):	6.92%	11.95%	5.43%		(27.82)%	(1.72)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$9,139	$12,383	$15,099		$19,422	$42,012
Average net assets (000)	$10,564	$14,158	$17,962		$29,474	$45,988
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.63%	1.63%	1.64	%(d)	1.63%	1.63%
Expenses before waivers and/or expense reimbursement	1.77%	1.79%	1.73%		1.69%	1.66%
Net investment income (loss)	2.31%	2.79%	2.65%		1.51%	0.83%
Portfolio turnover rate(e)	26%	35%	6%		13%	23%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund 61

PGIM Global Total Return Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended October 31,
	2025	2024	2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$5.23	$4.79	$4.69		$6.71	$7.00
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.20	0.18	(b)	0.15	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.23	0.43	0.13	(c)	(1.94)	(0.17)
Total from investment operations	0.40	0.63	0.31		(1.79)	(0.04)
Less Dividends and Distributions:
Dividends from net investment income*	(0.21)	(0.19)	(0.08)		(0.04)	(0.25)
Tax return of capital distributions	(0.04)	-	(0.13)		(0.19)	-
Total dividends and distributions	(0.25)	(0.19)	(0.21)		(0.23)	(0.25)
Net asset value, end of year	$5.38	$5.23	$4.79		$4.69	$6.71
Total Return(d):	7.96%	13.22%	6.47%		(27.16)%	(0.70)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$926,612	$996,287	$993,606		$1,303,382	$2,907,890
Average net assets (000)	$917,378	$1,016,673	$1,131,695		$2,068,163	$2,809,784
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.63%	0.63%	0.64	%(f)	0.63%	0.63%
Expenses before waivers and/or expense reimbursement	0.66%	0.65%	0.67%		0.65%	0.65%
Net investment income (loss)	3.30%	3.78%	3.65%		2.51%	1.82%
Portfolio turnover rate(g)	26%	35%	6%		13%	23%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended October 31,
	2025	2024	2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$5.27	$4.83	$4.72		$6.76	$7.05
Income (loss) from investment operations:
Net investment income (loss)	0.15	0.17	0.16	(b)	0.12	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.23	0.44	0.14	(c)	(1.95)	(0.17)
Total from investment operations	0.38	0.61	0.30		(1.83)	(0.07)
Less Dividends and Distributions:
Dividends from net investment income*	(0.19)	(0.17)	(0.06)		(0.02)	(0.22)
Tax return of capital distributions	(0.04)	-	(0.13)		(0.19)	-
Total dividends and distributions	(0.23)	(0.17)	(0.19)		(0.21)	(0.22)
Net asset value, end of year	$5.42	$5.27	$4.83		$4.72	$6.76
Total Return(d):	7.45%	12.64%	6.20%		(27.57)%	(1.12)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,722	$3,510	$4,393		$4,350	$9,324
Average net assets (000)	$2,728	$4,091	$4,659		$6,242	$14,831
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.08%	1.08%	1.09	%(f)	1.08%	1.08%
Expenses before waivers and/or expense reimbursement	1.30%	1.31%	1.26%		1.29%	1.13%
Net investment income (loss)	2.86%	3.35%	3.20%		2.08%	1.38%
Portfolio turnover rate(g)	26%	35%	6%		13%	23%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund 63

PGIM Global Total Return Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended October 31,
	2025	2024	2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$5.27	$4.83	$4.73		$6.76	$7.05
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.19	0.17	(b)	0.14	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.23	0.43	0.13	(c)	(1.95)	(0.17)
Total from investment operations	0.39	0.62	0.30		(1.81)	(0.06)
Less Dividends and Distributions:
Dividends from net investment income*	(0.20)	(0.18)	(0.07)		(0.03)	(0.23)
Tax return of capital distributions	(0.04)	-	(0.13)		(0.19)	-
Total dividends and distributions	(0.24)	(0.18)	(0.20)		(0.22)	(0.23)
Net asset value, end of year	$5.42	$5.27	$4.83		$4.73	$6.76
Total Return(d):	7.71%	12.92%	6.24%		(27.24)%	(0.87)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$12,635	$13,178	$11,582		$12,251	$14,654
Average net assets (000)	$12,113	$12,822	$12,256		$14,017	$12,787
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.83%	0.83%	0.84	%(f)	0.83%	0.83%
Expenses before waivers and/or expense reimbursement	0.84%	0.85%	0.86%		0.86%	0.87%
Net investment income (loss)	3.10%	3.57%	3.45%		2.40%	1.63%
Portfolio turnover rate(g)	26%	35%	6%		13%	23%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended October 31,
	2025	2024	2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$5.26	$4.82	$4.72		$6.75	$7.04
Income (loss) from investment operations:
Net investment income (loss)	0.18	0.20	0.19	(b)	0.15	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.23	0.43	0.13	(c)	(1.94)	(0.17)
Total from investment operations	0.41	0.63	0.32		(1.79)	(0.03)
Less Dividends and Distributions:
Dividends from net investment income*	(0.22)	(0.19)	(0.09)		(0.05)	(0.26)
Tax return of capital distributions	(0.04)	-	(0.13)		(0.19)	-
Total dividends and distributions	(0.26)	(0.19)	(0.22)		(0.24)	(0.26)
Net asset value, end of year	$5.41	$5.26	$4.82		$4.72	$6.75
Total Return(d):	8.04%	13.28%	6.56%		(27.06)%	(0.58)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,480,763	$1,554,343	$1,478,216		$1,810,132	$2,766,815
Average net assets (000)	$1,498,545	$1,537,044	$1,651,821		$2,351,483	$2,396,559
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.54%	0.53%	0.54	%(f)	0.53%	0.52%
Expenses before waivers and/or expense reimbursement	0.54%	0.53%	0.54%		0.53%	0.52%
Net investment income (loss)	3.40%	3.88%	3.74%		2.66%	1.93%
Portfolio turnover rate(g)	26%	35%	6%		13%	23%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund 65

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

LONG-TERM INVESTMENTS 97.1%

ASSET-BACKED SECURITIES 1.3%

Spain 0.1%

TFS,
Series 2018-03, Class A1^	0.000%(s)	04/16/40	EUR	—(r	)	$1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.127(c)	03/15/26	EUR	32		28,096

						28,097

United States 1.2%

JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.884(c)	03/20/54		10		9,869
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class D, 144A	4.680	04/14/31		100		99,655
RCKT Mortgage Trust,
Series 2024-CES06, Class A1A, 144A	5.344(cc)	09/25/44		225		225,311
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64		61		61,279
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64		59		60,014

						456,128

TOTAL ASSET-BACKED SECURITIES
(cost $496,406)						484,225

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.3%

Canada 0.4%

BX Commercial Mortgage Trust,
Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)	4.441(c)	11/15/41	CAD	192		137,129
Real Estate Asset Liquidity Trust,
Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	9		6,328

						143,457

Ireland 0.3%

Last Mile Logistics Pan Euro Finance DAC,
Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.934(c)	08/17/33	EUR	98		113,075

United Kingdom 0.5%

Taurus DAC,
Series 2021-UK04A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	5.737(c)	08/17/31	GBP	59		77,538
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	6.087(c)	08/17/31	GBP	64		84,001

						161,539

United States 7.1%

BANK,
Series 2018-BN10, Class A4	3.428	02/15/61		236		232,009
Series 2020-BN26, Class A3	2.155	03/15/63		200		182,392
Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38		130		118,458
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51		136		133,962
Series 2020-B17, Class A4	2.042	03/15/53		75		68,259
Series 2020-B20, Class A3	1.945	10/15/53		100		93,428
BX Commercial Mortgage Trust,
Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	7.072(c)	01/17/39		125		124,495
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.732(c)	01/15/39		125		124,767

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

Citigroup Commercial Mortgage Trust,
Series 2018-B02, Class A3	3.744%	03/10/51		145	$143,092
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.706(cc)	11/25/25		12	—
GS Mortgage Securities Trust,
Series 2018-GS09, Class A3	3.727	03/10/51		121	119,566
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.646(c)	03/15/36		100	94,930
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A3	3.720	02/15/51		200	197,721
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49		190	188,341
Series 2021-C59, Class A3	1.958	04/15/54		600	546,634
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	6.547(c)	05/15/31		100	99,780
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	8.647(c)	05/15/31		125	125,222

					2,593,056

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,138,755)					3,011,127

CORPORATE BONDS 33.9%

Brazil 0.7%

Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	100	129,974
Gtd. Notes	6.625	01/16/34	GBP	100	130,566

					260,540

Bulgaria 0.3%

Bulgarian Energy Holding EAD,
Sr. Unsec’d. Notes	2.450	07/22/28	EUR	100	111,195

Canada 1.3%

Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		20	20,825
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875	02/15/30		35	32,320
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	2.650	01/15/32		15	13,247
Sr. Unsec’d. Notes	3.750	02/15/52		10	7,107
Fairfax Financial Holdings Ltd.,
Sr. Unsec’d. Notes, 144A	5.750	05/20/35		60	62,576
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A	4.625	03/01/30		25	24,188
Ontario Teachers’ Cadillac Fairview Properties Trust,
Sr. Unsec’d. Notes, 144A	3.875	03/20/27		300	298,432

					458,695

China 0.0%

Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100	03/29/26		15	15,366

France 3.3%

BNP Paribas SA,
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32		200	180,734

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 67

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

France (cont’d.)

BPCE SA,
Sr. Non-Preferred Notes, 144A	2.045%(ff)	10/19/27		250	$244,671
Sr. Preferred Notes, EMTN	3.610	01/25/29	CNH	1,000	142,660
Regie Autonome des Transports Parisiens EPIC,
Sr. Unsec’d. Notes, EMTN	0.400	12/19/36	EUR	43	42,086
Sr. Unsec’d. Notes, EMTN	1.875	05/25/32	EUR	100	105,964
SNCF Reseau,
Sr. Unsec’d. Notes, EMTN	1.500	05/29/37	EUR	100	90,379
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	100	74,527
Societe Generale SA,
Sr. Non-Preferred Notes, 144A	5.519(ff)	01/19/28		200	202,457
TDF Infrastructure SASU,
Sr. Unsec’d. Notes	4.125	10/23/31	EUR	100	117,486

					1,200,964

Germany 1.7%

Deutsche Bahn AG,
Jr. Sub. Notes, Series CB	1.600(ff)	07/18/29(oo)	EUR	100	107,733
Deutsche Bank AG,
Sr. Non-Preferred Notes	2.552(ff)	01/07/28		150	146,756
Sub. Notes, EMTN	4.000(ff)	06/24/32	EUR	100	116,729
Volkswagen Bank GmbH,
Sr. Non-Preferred Notes, EMTN	4.625	05/03/31	EUR	100	121,905
Volkswagen International Finance NV,
Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	100	115,666

					608,789

Hong Kong 1.0%

HKT Capital No. 3 Ltd.,
Gtd. Notes	1.650	04/10/27	EUR	200	221,594
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.200	08/14/27	CNH	1,000	142,135

					363,729

Hungary 0.3%

MVM Energetika Zrt,
Sr. Unsec’d. Notes	0.875	11/18/27	EUR	100	110,322

India 0.6%

NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	114,961
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	100	110,832

					225,793

Indonesia 0.3%

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	100	103,415

Israel 0.5%

Israel Electric Corp. Ltd.,
Sec’d. Notes, 144A, GMTN	3.750	02/22/32		200	187,376

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Jamaica 0.0%

Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000%	12/31/30		10	$1
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30		5	—

					1

Luxembourg 1.2%
Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	200	220,098
P3 Group Sarl,
Sr. Unsec’d. Notes, EMTN	1.625	01/26/29	EUR	100	110,423
SELP Finance Sarl,
Gtd. Notes, EMTN	3.750	08/10/27	EUR	100	117,003

					447,524

Malta 0.6%
Freeport Terminal Malta PLC,
Gov’t. Gtd. Notes, 144A	7.250	05/15/28		200	210,593

Mexico 1.3%
Comision Federal de Electricidad,
Insured Notes, Series 16U, 6 Month SOFR + 0.923%	5.168(c)	12/15/36		38	35,321
Sr. Unsec’d. Notes, EMTN	5.000	09/29/36		124	115,317
Mexico City Airport Trust,
Sr. Sec’d. Notes, 144A	3.875	04/30/28		200	195,392
Petroleos Mexicanos,
Gtd. Notes	4.750	02/26/29	EUR	100	116,850

					462,880

Netherlands 0.5%
Cooperatieve Rabobank UA,
Sr. Preferred Notes, GMTN	3.500	12/14/26	AUD	90	57,946
JDE Peet’s NV,
Gtd. Notes, 144A	1.375	01/15/27		150	144,638

					202,584

Norway 0.4%
Aker BP ASA,
Sr. Unsec’d. Notes, 144A	5.600	06/13/28		155	159,495

Peru 0.2%
Lima Metro Line 2 Finance Ltd.,
Sr. Sec’d. Notes	5.875	07/05/34		76	78,919

Philippines 0.8%
Bangko Sentral ng Pilipinas International Bond,
Sr. Unsec’d. Notes, Series A	8.600	06/15/27		276	296,554

Portugal 0.3%
CP - Comboios de Portugal EPE,
Sr. Unsec’d. Notes	5.700	03/05/30	EUR	100	125,548

South Africa 0.6%
Eskom Holdings,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		200	205,975

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 69

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Spain 0.6%

Iberdrola International BV,
Gtd. Notes, Series NC6	1.450%(ff)	11/09/26(oo)	EUR	200	$226,074

Supranational Bank 0.3%

European Investment Bank,
Sr. Unsec’d. Notes, 144A	5.400	01/05/45	CAD	50	40,103
Sr. Unsec’d. Notes, 144A, MTN	4.579(s)	05/28/37	CAD	150	67,320

					107,423

Sweden 0.3%

Heimstaden Bostad Treasury BV,
Gtd. Notes, EMTN	1.375	03/03/27	EUR	100	113,084

Switzerland 0.6%

Helvetia Europe SA,
Gtd. Notes	2.750(ff)	09/30/41	EUR	200	219,132

United Arab Emirates 1.0%

DP World Ltd.,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	100	114,941
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	200	131,459
MDGH GMTN RSC Ltd.,
Gtd. Notes, GMTN	0.375	03/10/27	EUR	100	111,898

					358,298

United Kingdom 3.1%

Barclays Bank PLC,
Sr. Unsec’d. Notes, EMTN	0.500	01/28/33	MXN	10,000	257,324
Barclays PLC,
Sub. Notes, EMTN	1.125(ff)	03/22/31	EUR	200	228,847
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes, 144A	8.000	07/01/31	EUR	100	117,195
EG Global Finance PLC,
Sr. Sec’d. Notes	11.000	11/30/28	EUR	195	244,232
Lloyds Bank PLC,
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		200	148,946
TalkTalk Telecom Group Ltd.,
Sec’d. Notes, 144A, PIK 11.750%	11.750	03/01/28	GBP	79	6,240
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	4.250	01/15/30	GBP	100	119,875

					1,122,659

United States 12.1%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750	04/20/29		25	25,212
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		25	29,565
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	09/01/31		25	22,295
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29		25	23,712
AT&T, Inc.,
Sr. Unsec’d. Notes	3.950	04/30/31	EUR	200	240,493

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

B&G Foods, Inc.,
Sr. Sec’d. Notes, 144A	8.000%	09/15/28		25	$23,522
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		75	68,545
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		25	24,109
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		5	4,375
Gtd. Notes, 144A	5.000	02/15/29		25	19,453
Gtd. Notes, 144A	5.250	01/30/30		25	18,000
Gtd. Notes, 144A	5.250	02/15/31		25	16,844
Gtd. Notes, 144A	6.250	02/15/29		10	8,200
Gtd. Notes, 144A	7.000	01/15/28		25	22,969
Sr. Sec’d. Notes, 144A	4.875	06/01/28		25	22,875
Beazer Homes USA, Inc.,
Gtd. Notes	7.250	10/15/29		20	20,267
Becton Dickinson & Co.,
Gtd. Notes	3.828	06/07/32	EUR	100	118,704
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A	6.581	05/30/49		181	193,305
Boeing Co. (The),
Sr. Unsec’d. Notes	6.528	05/01/34		80	88,524
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31		10	8,900
Broadcom, Inc.,
Gtd. Notes	2.450	02/15/31		80	72,986
Sr. Unsec’d. Notes	3.419	04/15/33		25	23,325
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A	1.950	02/28/34		271	241,580
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		10	9,934
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	4.500	04/14/27		115	114,576
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		20	18,326
Citigroup, Inc.,
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)		150	149,044
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		40	36,100
Sr. Unsec’d. Notes	3.057(ff)	01/25/33		15	13,694
Sub. Notes	5.827(ff)	02/13/35		15	15,584
Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31		46	46,810
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036	11/15/33		50	53,444
Comerica, Inc.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30		69	71,775
CoreWeave, Inc.,
Gtd. Notes, 144A	9.250	06/01/30		15	15,125
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32		35	33,912
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		50	45,941
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29		10	10,165
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		25	21,590
Gtd. Notes	7.375	07/01/28		25	23,356
Gtd. Notes	7.750	07/01/26		100	98,972

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 71

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750%	11/15/27		50	$52,613
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		100	103,238
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		50	50,225
Sr. Unsec’d. Notes	6.250	04/15/49		25	24,943
Fiserv Funding ULC,
Gtd. Notes	3.500	06/15/32	EUR	100	114,012
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, EMTN	4.066	08/21/30	EUR	100	116,436
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		130	127,451
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		20	17,697
Sr. Unsec’d. Notes	5.049(ff)	07/23/30		100	102,378
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		25	23,723
Honeywell International, Inc.,
Sr. Unsec’d. Notes	3.750	05/17/32	EUR	100	118,396
Howard Hughes Corp. (The),
Gtd. Notes, 144A	5.375	08/01/28		25	24,969
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35		130	135,023
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27		20	19,450
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.545(ff)	11/08/32		30	27,000
Sr. Unsec’d. Notes	2.580(ff)	04/22/32		45	40,969
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		25	24,580
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.375	01/31/32		25	23,832
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28		25	24,917
MGM Resorts International,
Gtd. Notes(a)	6.500	04/15/32		30	30,466
Morgan Stanley,
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	1,000	53,234
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32		30	26,565
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		60	52,500
Morgan Stanley Finance LLC,
Gtd. Notes, EMTN	3.100	03/08/28	CNH	1,000	142,253
MPLX LP,
Sr. Unsec’d. Notes	4.950	09/01/32		70	70,196
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.625	05/15/32		5	4,711
NRG Energy, Inc.,
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		25	27,425
OneMain Finance Corp.,
Gtd. Notes	4.000	09/15/30		25	23,246
ONEOK, Inc.,
Gtd. Notes	6.050	09/01/33		90	95,397
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		25	24,998
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	5.750	09/15/31		25	24,949
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33		20	19,040
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		25	25,245

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000%	11/17/28	50	$49,888
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	25	26,452
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	120	116,611
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	5	4,736
Sr. Sec’d. Notes, 144A	4.125	08/15/31	5	4,625
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	20	18,693
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	70	53,130
VICI Properties LP,
Sr. Unsec’d. Notes	4.950	02/15/30	60	60,631
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	25	25,266
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	50	51,244
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.605(ff)	04/23/36	20	20,991
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	50	47,434
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.500	10/15/51	30	21,306

				4,409,192

TOTAL CORPORATE BONDS (cost $12,244,420)				12,392,119

FLOATING RATE AND OTHER LOANS 0.0%

United States

Diamond Sports Net LLC,
First Lien Exit Term Loan (cost $9,264)	15.000	01/02/28	10	7,396

MUNICIPAL BOND 0.3%

Louisiana

Plaquemines Port Harbor & Terminal District,
Taxable, Revenue Bonds, Series B (cost $100,000)	12.000	12/01/34	100	102,869

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.9%

United States

Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.433(c)	03/25/42	25	26,672
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.433(c)	03/25/42	20	21,090
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.283(c)	06/25/43	100	104,160
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.183(c)	09/26/33	48	48,288
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.183(c)	11/25/50	35	38,675
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.833(c)	01/25/34	5	5,322
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.283(c)	09/25/41	70	70,503
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.083(c)	04/25/42	140	145,378

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 73

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

MFA Trust,
Series 2021-RPL01, Class A1, 144A	1.131%(cc)	07/25/60		101	$92,889
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.683(c)	05/25/33		259	262,110
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.545(c)	03/29/27		174	175,506
Radnor Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.883(c)	07/25/33		58	58,206

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,035,496)					1,048,799

SOVEREIGN BONDS 27.0%

Andorra 0.6%

Andorra International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	200	207,866

Austria 0.6%

Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, Series 30Y, 144A, MTN	5.375	12/01/34	CAD	280	221,850

Brazil 1.4%

Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		507	505,946

Chile 0.3%

Chile Government International Bond,
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	127,418

China 1.2%

China Government Bond,
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	1,500	261,714
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	500	83,532
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	500	94,169

					439,415

Colombia 1.1%

Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		200	181,100
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	100	114,795
Sr. Unsec’d. Notes	5.625	02/19/36	EUR	100	110,698

					406,593

Cyprus 0.7%

Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	20	17,344
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	227,209
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	30	29,202

					273,755

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

France 0.7%

Caisse Francaise de Financement Local SA,
Covered Bonds, EMTN	4.680%	03/09/29	CAD	200	$145,448
Ile-de-France Mobilites,
Sr. Unsec’d. Notes, EMTN	3.050	02/03/33	EUR	100	114,033

					259,481

Greece 2.6%

Hellenic Republic Government Bond,
Bonds	4.300	02/24/26	EUR	34	39,315
Bonds	4.300	02/24/27	EUR	145	170,042
Bonds	4.300	02/24/28	EUR	42	49,655
Bonds	4.300	02/24/29	EUR	25	29,681
Bonds	4.300	02/24/30	EUR	10	11,888
Bonds	4.300	02/24/31	EUR	23	27,290
Bonds	4.300	02/24/32	EUR	24	28,347
Bonds	4.300	02/24/33	EUR	46	53,934
Bonds	4.300	02/24/34	EUR	22	25,660
Bonds	4.300	02/24/35	EUR	33	38,095
Bonds	4.300	02/24/36	EUR	24	27,545
Bonds	4.300	02/24/37	EUR	16	18,219
Bonds	4.300	02/24/38	EUR	15	16,915
Bonds	4.300	02/24/39	EUR	23	25,745
Bonds	4.300	02/24/40	EUR	23	26,957
Bonds	4.300	02/24/41	EUR	23	26,862
Bonds	4.300	02/24/42	EUR	37	42,954
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	200	205,503
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	55	70,002

					934,609

Hungary 1.1%

Hungary Government International Bond,
Sr. Unsec’d. Notes	2.125	09/22/31		200	171,868
Sr. Unsec’d. Notes, Series 15Y	1.750	06/05/35	EUR	100	94,940
Magyar Export-Import Bank Zrt,
Gov’t. Gtd. Notes	6.000	05/16/29	EUR	100	124,256

					391,064

Indonesia 1.7%

Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	200	193,645
Sr. Unsec’d. Notes	1.300	03/23/34	EUR	200	190,268
Sr. Unsec’d. Notes	3.650	09/10/32	EUR	200	233,052

					616,965

Israel 1.1%

Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	113,460
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	270	297,740

					411,200

Italy 4.0%

City of Milan,
Sr. Unsec’d. Notes	4.019	06/29/35	EUR	90	106,506

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 75

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Italy (cont’d.)

Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, Series 16Y, 144A	3.250%	03/01/38	EUR	85	$94,809
Sr. Unsec’d. Notes, Series 21Y, 144A	1.800	03/01/41	EUR	200	177,452
Region of Lazio,
Sr. Unsec’d. Notes	3.088	03/31/43	EUR	77	83,791
Repubic of Italy Government International Bond Coupon Strips,
Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	85	81,001
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	300	388,629
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	63,071
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	100	136,453
Sr. Unsec’d. Notes, Series 10Y	2.875	10/17/29		200	190,825
Sr. Unsec’d. Notes, Series 30Y	3.875	05/06/51		200	144,969

					1,467,506

Lithuania 0.6%

Lithuania Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.125	10/22/35	EUR	200	204,667

Mexico 2.2%

Eagle Funding Luxco Sarl,
Sr. Unsec’d. Notes, 144A	5.500	08/17/30		250	253,777
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.375	02/11/30	EUR	100	110,907
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	200	186,383
Sr. Unsec’d. Notes	4.500	03/19/34	EUR	110	128,250
Sr. Unsec’d. Notes	5.125	03/19/38	EUR	100	117,326

					796,643

Panama 0.5%

Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30		200	187,253

Peru 0.3%

Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	105	103,441

Philippines 0.9%

Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	300	322,886

Romania 0.7%

Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.750	07/13/30	EUR	150	154,728
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	99,956

					254,684

Saudi Arabia 0.8%

Saudi Government International Bond,
Sr. Unsec’d. Notes	2.000	07/09/39	EUR	325	298,869

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Serbia 1.0%

Serbia International Bond,
Sr. Unsec’d. Notes	1.650%	03/03/33	EUR	100	$97,389
Sr. Unsec’d. Notes, EMTN	2.050	09/23/36	EUR	300	275,150

					372,539

Spain 1.8%

Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.220	04/26/35	EUR	100	118,924
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	50	63,769
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	3.450	07/30/43	EUR	300	334,463
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	134,209

					651,365

Turkey 0.1%

Turkiye Government Bond,
Bonds, BIST Index + 0.000%	41.270(c)	09/06/28	TRY	170	3,999
Bonds, Series 04Y, BIST Index + 0.000%	42.547(c)	05/17/28	TRY	674	15,915

					19,914

United Arab Emirates 0.3%

Finance Department Government of Sharjah,
Sr. Unsec’d. Notes, 144A, MTN	4.625	01/17/31	EUR	100	118,230

United Kingdom 0.7%

Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34	GBP	100	133,393
Unsec’d. Notes	5.625	03/29/30	GBP	100	137,265

					270,658

TOTAL SOVEREIGN BONDS
(cost $10,305,283)					9,864,817

U.S. GOVERNMENT AGENCY OBLIGATION 0.0%
Federal Home Loan Bank
(cost $12,208)	3.280	03/28/29		13	12,529

U.S. TREASURY OBLIGATIONS 20.9%
U.S. Treasury Bonds(k)	2.375	05/15/51		1,235	803,522
U.S. Treasury Bonds(k)	3.000	02/15/47		70	54,031
U.S. Treasury Bonds(k)	3.375	11/15/48		1,300	1,054,422
U.S. Treasury Bonds	4.750	08/15/55		90	91,223
U.S. Treasury Notes	1.125	02/15/31		345	302,791
U.S. Treasury Notes	3.500	09/30/29		290	288,346
U.S. Treasury Notes	3.625	10/31/30		1,685	1,678,812
U.S. Treasury Notes	3.875	06/15/28		910	916,470
U.S. Treasury Notes	4.000	05/31/30		70	70,919
U.S. Treasury Notes	4.000	07/31/32		130	130,955
U.S. Treasury Notes	4.250	11/15/34		1,130	1,147,303
U.S. Treasury Notes	4.250	05/15/35		410	415,573
U.S. Treasury Notes	4.375	01/31/32		654	673,518

TOTAL U.S. TREASURY OBLIGATIONS
(cost $7,674,540)					7,627,885

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 77

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

AFFILIATED EXCHANGE-TRADED FUND 2.2%

United States

PGIM AAA CLO ETF
(cost $807,464)(wa)	15,859	$816,263

COMMON STOCKS 0.3%

Jamaica 0.2%

Digicel International Finance Ltd.*(x)	4,900	82,384

United States 0.1%

Diamond Sports Group LLC*(x)	1,389	10,158

TOTAL COMMON STOCKS
(cost $6,638)		92,542

PREFERRED STOCK 0.0%

Jamaica

Digicel International Finance Ltd.*^(x)
(cost $2,280)	645	7,880

OPTION PURCHASED*~ 0.0%
(cost $0)		$2,564

	Units

WARRANTS* 0.0%

United States

Diamond Sports Group LLC, expiring 06/30/26(x)
(cost $0)	2,598	—

TOTAL LONG-TERM INVESTMENTS, BEFORE LONG-TERM OPTIONS WRITTEN 97.1%
(cost $35,832,754)		35,471,015

OPTIONS WRITTEN*~ (0.1)%

(premiums received $18,707)		(19,877)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 97.0%
(cost $35,814,047)		35,451,138

	Shares

SHORT-TERM INVESTMENTS 1.1%

AFFILIATED MUTUAL FUNDS 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wa)	367,231	367,231
PGIM Institutional Money Market Fund (7-day effective yield 4.349%)
(cost $33,503; includes $33,302 of cash collateral for securities on loan)(b)(wa)	33,527	33,507

TOTAL AFFILIATED MUTUAL FUNDS
(cost $400,734)		400,738

OPTIONS PURCHASED*~ 0.0%
(cost $2,065)		1,639

TOTAL SHORT-TERM INVESTMENTS
(cost $402,799)		402,377

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Value

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 98.1%
(cost $36,216,846)	$35,853,515

OPTIONS WRITTEN*~ (0.0)%
(premiums received $3,644)	(2,191)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 98.1%
(cost $36,213,202)	35,851,324
Other assets in excess of liabilities(z) 1.9%	676,515

NET ASSETS 100.0%	$36,527,839

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $35,977 and 0.1% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $32,575; cash collateral of $33,302 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

Diamond Sports Group LLC*	01/02/25	$3,638	$10,158	0.1%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	1	1	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	—	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	2,280	7,880	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-02/08/24	3,001	82,384	0.2

Total		$8,920	$100,423	0.3%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

2-Year 30 CMS Curve CAP	Call	BNP	12/17/25	0.83%	—		1,415	$244
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—		340	2
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—		680	4
10-Year 30 CMS Curve CAP	Call	BARC	07/15/26	0.32%	—	EUR	645	491
10-Year 30 CMS Curve FLOOR	Put	BARC	07/15/26	0.16%	—	EUR	645	167

Total OTC Traded (cost $2,065)								$908

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 79

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2025

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

1-Year Interest Rate Swap, 02/06/27	Call	MSI	02/04/26	2.81%	2.81%(T)	1 Day SOFR(T)/ 4.220%		1,820	$425
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	2.05%	3 Month EURIBOR(Q)/2.040%	2.05%(A)	EUR	1,465	214
2-Year Interest Rate Swap, 11/08/27	Put	CITI	11/14/25	3.54%	1 Day SOFR(A)/4.220%	3.54%(A)		915	92
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.60%	1 Day SOFR(A)/4.220%	3.60%(A)		940	2,564

Total OTC Swaptions (cost $0)									$3,295

Total Options Purchased (cost $2,065)									$4,203

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value

2-Year 30 CMS Curve CAP	Call	BNP	12/17/25	1.00%	—		2,830	$(117)
10-Year 30 CMS Curve CAP	Call	BARC	07/15/26	0.52%	—	EUR	645	(149)
10-Year 30 CMS Curve FLOOR	Put	BARC	07/15/26	0.07%	—	EUR	645	(286)

Total OTC Traded (premiums received $ 1,226)								$(552)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

1-Year Interest Rate Swap, 02/06/27	Call	MSI	02/04/26	2.37%	1 Day SOFR(T)/ 4.220%	2.37%(T)		3,640	$(265)
1-Year Interest Rate Swap, 09/10/27	Call	BNP	09/08/26	2.88%	1 Day SOFR(T)/ 4.220%	2.88%(T)		1,130	(1,887)
1-Year Interest Rate Swap, 09/27/28	Call	BOA	09/23/27	2.75%	1 Day SOFR(T)/ 4.220%	2.75%(T)		585	(1,311)
1-Year Interest Rate Swap, 09/28/28	Call	BNP	09/24/27	2.75%	1 Day SOFR(T)/ 4.220%	2.75%(T)		585	(1,312)
1-Year Interest Rate Swap, 12/05/26	Put	JPM	12/03/25	2.20%	2.20%(A)	3 Month EURIBOR(Q)/2.040%	EUR	2,930	(2)
1-Year Interest Rate Swap, 09/10/27	Put	BNP	09/08/26	2.88%	2.88%(T)	1Day SOFR(T)/4.220%		1,130	(5,042)
1-Year Interest Rate Swap, 09/27/28	Put	BOA	09/23/27	2.75%	2.75%(T)	1Day SOFR(T)/4.220%		585	(4,000)
1-Year Interest Rate Swap, 09/28/28	Put	BNP	09/24/27	2.75%	2.75%(T)	1Day SOFR(T)/4.220%		585	(4,003)
2-Year Interest Rate Swap, 11/08/27	Put	CITI	11/14/25	3.68%	3.68%(A)	1Day SOFR(A)/4.220%		1,830	(5)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.86%	3.86%(A)	1Day SOFR(A)/4.220%		940	(1,483)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	4.12%	4.12%(A)	1Day SOFR(A)/4.220%		940	(839)
CDX.NA.IG.44.V1, 06/20/30	Put	GSI	11/19/25	0.65%	1.00%(Q)	CDX.NA.IG.44.V1(Q)		3,070	(448)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	11/19/25	0.68%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		680	(113)
CDX.NA.IG.45.V1, 12/20/30	Put	BNP	01/21/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		1,090	(806)

Total OTC Swaptions (premiums received $21,125)									$(21,516)

Total Options Written (premiums received $22,351)									$(22,068)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2025

Futures contracts outstanding at October 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
9	5 Year U.S. Treasury Notes	Dec. 2025	$982,898	$(862)
1	10 Year Euro-Bund	Dec. 2025	149,141	126
9	10 Year U.S. Treasury Notes	Dec. 2025	1,014,047	1,902
3	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	363,844	2,839
1	Euro Schatz Index	Dec. 2025	123,426	(99)

				3,906

Short Positions:
4	30 Day Federal Funds	Jan. 2026	1,604,878	1,827
8	2 Year U.S. Treasury Notes	Dec. 2025	1,665,938	857
3	5 Year Euro-Bobl	Dec. 2025	408,937	(1,317)
2	10 Year U.S. Ultra Treasury Notes	Dec. 2025	230,969	982
2	20 Year U.S. Treasury Bonds	Dec. 2025	234,625	3,122
4	British Pound Currency	Dec. 2025	328,500	9,217
16	Euro Currency	Dec. 2025	2,310,400	33,647

				48,335

				$52,241

Bond forward contracts outstanding at October 31, 2025:

Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Bond Forward Contracts:
U.S. Treasury Bond
4.875%, 08/15/45	GSI	12/10/25	2,835	$102.45	$2,904,476	$2,917,983	$13,507	$—

Forward foreign currency exchange contracts outstanding at October 31, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 11/05/25	MSI	AUD	68	$44,659	$44,561	$—	$(98)
British Pound,
Expiring 11/05/25	JPM	GBP	298	397,967	391,758	—	(6,209)
Euro,
Expiring 11/05/25	BOA	EUR	118	137,322	136,122	—	(1,200)
Expiring 11/05/25	JPM	EUR	8,296	9,677,661	9,566,012	—	(111,649)
Expiring 11/05/25	MSI	EUR	227	266,913	261,877	—	(5,036)
Japanese Yen,
Expiring 11/05/25	HSBC	JPY	81,544	534,211	529,396	—	(4,815)
Expiring 01/22/26	BNP	JPY	146,031	970,171	955,470	—	(14,701)
Polish Zloty,
Expiring 01/22/26	MSI	PLN	280	76,405	75,814	—	(591)

				$12,105,309	$11,961,010	—	(144,299)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 11/05/25	JPM	AUD	68	$45,016	$44,561	$455	$—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 81

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2025

Forward foreign currency exchange contracts outstanding at October 31, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 12/02/25	MSI	AUD	68	$44,676	$44,575	$101	$—
British Pound,
Expiring 11/05/25	MSI	GBP	298	403,536	391,758	11,778	—
Expiring 12/02/25	BNY	GBP	28	37,171	37,168	3	—
Expiring 12/02/25	JPM	GBP	298	397,982	391,779	6,203	—
Canadian Dollar,
Expiring 01/22/26	BARC	CAD	951	678,596	680,656	—	(2,060)
Chinese Renminbi,
Expiring 12/17/25	TD	CNH	7,239	1,021,192	1,019,493	1,699	—
Euro,
Expiring 11/05/25	JPM	EUR	8,642	10,171,537	9,964,012	207,525	—
Expiring 12/02/25	BNY	EUR	101	117,262	117,134	128	—
Expiring 12/02/25	JPM	EUR	8,296	9,692,272	9,580,258	112,014	—
Japanese Yen,
Expiring 11/05/25	HSBC	JPY	81,544	554,473	529,396	25,077	—
Expiring 12/02/25	HSBC	JPY	81,544	535,656	530,854	4,802	—
Mexican Peso,
Expiring 12/17/25	DB	MXN	6,697	355,590	358,657	—	(3,067)
Expiring 12/17/25	GSI	MXN	754	40,728	40,401	327	—
South Korean Won,
Expiring 12/17/25	JPM	KRW	15,136	10,950	10,613	337	—
Swiss Franc,
Expiring 01/22/26	HSBC	CHF	42	53,406	53,230	176	—
Thai Baht,
Expiring 12/17/25	HSBC	THB	847	26,358	26,283	75	—
Expiring 12/17/25	MSI	THB	847	26,871	26,282	589	—

				$24,213,272	$23,847,110	371,289	(5,127)

						$371,289	$(149,426)

Credit default swap agreements outstanding at October 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):

China Development Bank	06/20/29	1.000%(Q)	205	$(4,994)	$(1,525)	$(3,469)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)	205	(5,394)	(1,331)	(4,063)	JPM
Kingdom of Morocco	12/20/27	1.000%(Q)	115	(1,696)	1,321	(3,017)	BNP
Republic of France	12/20/30	0.250%(Q)	30	(122)	(92)	(30)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR 70	(1,743)	(1,087)	(656)	BARC
Republic of Italy	12/20/30	1.000%(Q)	45	(1,462)	(1,745)	283	BARC

				$(15,411)	$(4,459)	$(10,952)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at October 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		45	0.297%	$1,409	$1,150	$259	GSI
Bank of America Corp.	12/20/25	1.000%(Q)		90	0.228%	195	101	94	CITI
Bank of America Corp.	12/20/25	1.000%(Q)		90	0.228%	196	87	109	GSI
Citigroup, Inc.	12/20/25	1.000%(Q)		90	0.248%	193	88	105	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		75	0.300%	671	587	84	GSI
Comision Federalde Electricidad	06/20/29	1.000%(Q)		140	2.071%	(4,829)	(5,514)	685	CITI
Commerzbank AG	12/20/25	1.000%(Q)	EUR	50	0.134%	133	71	62	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		15	0.430%	71	57	14	BARC
Generalitat de Catalunya	12/20/25	1.000%(Q)		100	0.110%	239	(26)	265	DB
Kingdom of Norway	12/20/25	—%(Q)		120	0.032%	(5)	(8)	3	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		5	0.173%	22	15	7	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		5	0.193%	31	23	8	CITI
Morgan Stanley	12/20/25	1.000%(Q)		90	0.221%	196	87	109	GSI
People’s Republic of China	06/20/29	1.000%(Q)		410	0.314%	10,098	3,705	6,393	JPM
Republic of Estonia	12/20/26	1.000%(Q)		50	0.168%	522	107	415	JPM
Republic of France	12/20/30	0.250%(Q)		30	0.359%	(146)	(190)	44	BARC
Republic of France	06/20/34	0.250%(Q)		195	0.617%	(5,186)	(3,711)	(1,475)	CITI
Republic of France	12/20/34	0.250%(Q)		570	0.645%	(17,088)	(17,816)	728	BOA
Republic of France	12/20/34	0.250%(Q)		265	0.645%	(7,945)	(5,802)	(2,143)	BOA
Republic of Italy	06/20/30	1.000%(Q)		100	0.302%	3,113	(1,333)	4,446	BARC
Republic of Italy	12/20/30	1.000%(Q)		45	0.335%	1,463	1,308	155	BARC
Republic of Panama	12/20/26	1.000%(Q)		45	0.544%	282	29	253	CITI
U.S. Treasury Notes	12/20/25	0.250%(Q)	EUR	245	0.061%	152	54	98	BARC

						$(16,213)	$(26,931)	$10,718

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2025(4)	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.45.V1	12/20/30	1.000	%(Q)	1,330	0.526%	$28,397	$30,832	$2,435

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 83

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2025

Credit default swap agreements outstanding at October 31, 2025 (continued):

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at October 31, 2025:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	420	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 3.879%	$(31,811)	$(27,951)	$3,860
AUD	85	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 3.879%	(8,318)	(9,106)	(788)
CAD	700	12/03/25	4.100%(S)	1 Day CORRA(2)(S)/ 2.350%	(112)	3,672	3,784
CAD	80	12/03/28	2.600%(S)	1 Day CORRA(2)(S)/ 2.350%	24	(219)	(243)
CAD	160	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 2.350%	(147)	5,861	6,008
CAD	225	12/03/31	3.450%(S)	1 Day CORRA(2)(S)/ 2.350%	5,520	8,455	2,935
CAD	330	12/03/34	3.500%(S)	1 Day CORRA(1)(S)/ 2.350%	(7,143)	(14,198)	(7,055)
CAD	365	12/03/35	3.500%(S)	1 Day CORRA(2)(S)/ 2.350%	11,541	15,653	4,112
CAD	85	12/03/44	3.500%(S)	1 Day CORRA(1)(S)/ 2.350%	(4,631)	(2,708)	1,923
CAD	250	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/ 2.350%	(4,574)	6,913	11,487
CAD	160	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 2.350%	7,226	3,619	(3,607)
CAD	105	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 2.350%	(4,510)	1,538	6,048
CAD	180	12/03/54	3.250%(S)	1 Day CORRA(1)(S)/ 2.350%	(9,812)	(1,624)	8,188
CHF	70	04/03/28	0.410%(A)	1 Day SARON(2)(S)/ (0.049)%	(106)	1,076	1,182
CHF	130	01/31/29	0.260%(A)	1 Day SARON(2)(S)/ (0.049)%	(270)	1,370	1,640
CHF	100	05/08/31	2.000%(A)	1 Day SARON(2)(A)/ (0.049)%	3,912	14,108	10,196
CHF	40	04/03/33	0.687%(A)	1 Day SARON(2)(S)/ (0.049)%	(160)	1,467	1,627
CHF	360	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ (0.049)%	(23,815)	(38,803)	(14,988)
CHF	230	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.049)%	—	670	670
CHF	100	12/15/41	0.025%(A)	1 Day SARON(2)(A)/ (0.049)%	(17,312)	(12,014)	5,298
CLP	30,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)/ 4.750%	—	(1,894)	(1,894)
CNH	4,860	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	26,392	27,898	1,506
CNH	3,800	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	—	(969)	(969)
DKK	500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.197%	(2,375)	(4,129)	(1,754)
EUR	2,020	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 1.921%	—	(25,976)	(25,976)
EUR	342	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 1.921%	(95)	(43,011)	(42,916)
EUR	100	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/ 1.921%	683	9,122	8,439
EUR	570	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 1.921%	(14,119)	(19,524)	(5,405)
EUR	820	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.138%	—	47,815	47,815

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2025

Interest rate swap agreements outstanding at October 31, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	230	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/ 2.138%	$(3,131)	$(28,778)	$(25,647)
EUR	590	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.138%	—	(27,806)	(27,806)
EUR	570	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.138%	—	94,947	94,947
EUR	570	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.040%	—	(93,625)	(93,625)
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/ 2.138%	4,994	(35,405)	(40,399)
EUR	795	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.138%	(585)	65,385	65,970
GBP	360	05/08/28	4.100%(A)	1 Day SONIA(2)(A)/ 3.969%	3,956	6,250	2,294
GBP	700	05/08/29	4.000%(A)	1 Day SONIA(1)(A)/ 3.969%	(18,026)	(12,738)	5,288
GBP	35	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 3.969%	5,939	5,339	(600)
GBP	290	05/08/32	3.850%(A)	1 Day SONIA(2)(A)/ 3.969%	(2,092)	2,731	4,823
GBP	530	05/08/34	3.850%(A)	1 Day SONIA(1)(A)/ 3.969%	(8,640)	(175)	8,465
GBP	180	05/08/35	3.900%(A)	1 Day SONIA(2)(A)/ 3.969%	904	(128)	(1,032)
GBP	155	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 3.969%	(40,058)	(55,373)	(15,315)
GBP	220	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 3.969%	(66,296)	(85,154)	(18,858)
GBP	55	05/08/39	3.900%(A)	1 Day SONIA(2)(A)/ 3.969%	(244)	(1,778)	(1,534)
GBP	155	05/08/40	3.950%(A)	1 Day SONIA(2)(A)/ 3.969%	(10,208)	(5,088)	5,120
GBP	55	05/08/44	3.950%(A)	1 Day SONIA(1)(A)/ 3.969%	(2,898)	3,283	6,181
GBP	145	05/08/45	3.950%(A)	1 Day SONIA(1)(A)/ 3.969%	10,689	9,513	(1,176)
GBP	225	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 3.969%	42,415	(128,910)	(171,325)
GBP	170	05/08/47	1.250%(A)	1 Day SONIA(2)(A)/ 3.969%	(29,883)	(100,361)	(70,478)
GBP	190	05/08/48	1.250%(A)	1 Day SONIA(2)(A)/ 3.969%	(88,972)	(115,490)	(26,518)
GBP	150	05/08/49	1.250%(A)	1 Day SONIA(1)(A)/ 3.969%	76,745	93,766	17,021
GBP	45	05/08/49	3.950%(A)	1 Day SONIA(1)(A)/ 3.969%	(2,668)	3,771	6,439
GBP	260	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 3.969%	(137,444)	(179,885)	(42,441)
JPY	179,000	04/08/26	0.018%(S)	1 Day TONAR(2)(S)/ 0.477%	—	(3,675)	(3,675)
JPY	25,000	07/08/27	0.500%(A)	1 Day TONAR(2)(A)/ 0.477%	(1,004)	(991)	13
JPY	59,000	12/18/27	0.290%(S)	1 Day TONAR(2)(S)/ 0.477%	(309)	(6,029)	(5,720)
JPY	129,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.477%	—	6,696	6,696
JPY	46,700	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.477%	—	(6,187)	(6,187)
JPY	85,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.477%	23,074	31,121	8,047
JPY	190,000	07/08/30	0.750%(A)	1 Day TONAR(2)(A)/ 0.477%	(16,500)	(21,573)	(5,073)
JPY	30,000	07/08/31	0.000%(A)	1 Day TONAR(1)(A)/ 0.477%	10,938	13,257	2,319
JPY	53,000	12/18/32	0.516%(S)	1 Day TONAR(2)(S)/ 0.477%	(771)	(19,856)	(19,085)
JPY	30,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.477%	(15,065)	(17,841)	(2,776)
JPY	25,000	07/08/35	1.100%(A)	1 Day TONAR(1)(A)/ 0.477%	2,355	5,127	2,772
JPY	111,500	12/18/37	0.715%(S)	1 Day TONAR(2)(S)/ 0.477%	(2,562)	(78,767)	(76,205)
JPY	57,555	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/ 0.477%	(1,279)	(39,181)	(37,902)
JPY	126,500	07/08/39	0.200%(A)	1 Day TONAR(1)(A)/ 0.477%	114,742	158,346	43,604
JPY	70,000	07/08/39	1.350%(A)	1 Day TONAR(2)(A)/ 0.477%	8,416	(21,626)	(30,042)
JPY	10,000	10/04/39	0.203%(S)	1 Day TONAR(2)(S)/ 0.477%	(21)	(13,266)	(13,245)
JPY	21,500	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/ 0.477%	(10)	(21,002)	(20,992)
JPY	15,000	07/08/40	1.400%(A)	1 Day TONAR(2)(A)/ 0.477%	(5,468)	(5,192)	276
JPY	25,000	07/08/42	0.300%(A)	1 Day TONAR(2)(A)/ 0.477%	(16,342)	(39,385)	(23,043)
JPY	30,000	07/08/44	1.550%(A)	1 Day TONAR(1)(A)/ 0.477%	(6,849)	16,064	22,913
JPY	91,700	12/18/47	0.918%(S)	1 Day TONAR(2)(S)/ 0.477%	(2,982)	(148,147)	(145,165)
JPY	40,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	(46,479)	(86,854)	(40,375)
JPY	75,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/ 0.477%	(23,673)	54,331	78,004
JPY	30,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ 0.477%	(23,686)	(77,682)	(53,996)
JPY	40,000	07/08/54	0.450%(A)	1 Day TONAR(1)(A)/ 0.477%	70,582	110,805	40,223
JPY	60,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.477%	2,847	(56,139)	(58,986)
JPY	15,000	09/01/55	2.485%(A)	1 Day TONAR(2)(A)/ 0.477%	—	791	791
KRW	150,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	(3,252)	(1,851)	1,401
KRW	953,000	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.550%	2,730	14,486	11,756
MXN	5,700	12/10/25	9.425%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.781%	8	840	832
MYR	100	04/15/35	3.700%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	569	520	(49)
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)/ 4.350%	1,706	(3,319)	(5,025)
NZD	100	11/05/29	1.393%(S)	3 Month BBR(2)(Q)/ 2.520%	—	(3,330)	(3,330)
NZD	100	05/08/35	4.400%(S)	3 Month BBR(2)(Q)/ 2.520%	3,542	4,457	915
NZD	300	07/31/35	4.068%(S)	3 Month BBR(2)(Q)/ 2.520%	—	7,909	7,909

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 85

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2025

Interest rate swap agreements outstanding at October 31, 2025 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	400	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)/ 4.300%	$4,030	$(3,408)	$(7,438)
SEK	1,200	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)/ 1.941%	(1,257)	(8,854)	(7,597)
SGD	165	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 1.352%	655	(3,346)	(4,001)
SGD	140	09/17/35	1.680%(S)	1 Day SORA(2)(S)/ 1.352%	—	(1,451)	(1,451)
SGD	95	09/25/35	1.710%(S)	1 Day SORA(2)(S)/ 1.352%	—	(796)	(796)
THB	16,480	08/18/26	1.168%(Q)	1 Day THOR(1)(Q)/ 1.489%	—	733	733
THB	8,800	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 1.489%	—	29,778	29,778
THB	7,680	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 1.489%	—	24,495	24,495
	2,210	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 4.220%	—	15,926	15,926
	2,210	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.220%	12,970	14,368	1,398
	2,395	09/06/26	3.660%(A)	1 Day SOFR(1)(A)/ 4.220%	(841)	3,104	3,945
	1,795	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.220%	—	(17,050)	(17,050)
	493	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.220%	—	31,265	31,265
	1,265	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 4.220%	—	(22,384)	(22,384)
	980	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 4.220%	—	(28,277)	(28,277)
	1,100	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 4.220%	—	(24,892)	(24,892)
	950	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 4.220%	—	(23,709)	(23,709)
	420	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 4.220%	—	(7,324)	(7,324)
	220	08/01/35	3.869%(A)	1 Day SOFR(1)(A)/ 4.220%	—	(3,479)	(3,479)
	415	05/11/40	4.100%(A)	1 Day SOFR(1)(A)/ 4.220%	7,975	(9,839)	(17,814)
	200	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 4.220%	(8,341)	179	8,520
	1,020	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 4.220%	(392,459)	(429,715)	(37,256)
	233	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 4.220%	—	2,626	2,626
	240	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 4.220%	—	(2,058)	(2,058)
	465	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 4.220%	(2,619)	(10,443)	(7,824)
	2,645	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.220%	10,822	77,312	66,490
	155	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 4.220%	7,566	3,305	(4,261)
	424	09/17/55	3.897%(A)	1 Day SOFR(1)(A)/ 4.220%	—	4,464	4,464
	510	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 4.220%	5,260	38,396	33,136
	800	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 4.220%	3,605	37,754	34,149

					$(616,892)	$(1,199,061)	$(582,169)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
CNH	2,100	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	$13,007	$—	$13,007	MSI
CNH	6,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	32,826	—	32,826	MSI
CNH	2,700	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	17,994	—	17,994	MSI
CNH	3,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.460%	26,415	—	26,415	SCB
MYR	450	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	(319)	(8)	(311)	MSI
MYR	900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	(1,315)	—	(1,315)	HSBC
MYR	200	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	526	—	526	MSI
MYR	200	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	1,583	(2)	1,585	CITI
MYR	230	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/ 3.220%	1,103	(1)	1,104	GSI

					$91,820	$(11)	$91,831

(1) The Fund pays the fixed rate and receives the floating rate.

(2) The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$8,790	$(40,191)	$108,076	$(16,479)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2025

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$—	$924,745

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Spain	$—	$—	$28,097
United States	—	456,128	—
Commercial Mortgage-Backed Securities
Canada	—	143,457	—
Ireland	—	113,075	—
United Kingdom	—	161,539	—
United States	—	2,593,056	—
Corporate Bonds
Brazil	—	260,540	—
Bulgaria	—	111,195	—
Canada	—	458,695	—
China	—	15,366	—
France	—	1,200,964	—
Germany	—	608,789	—
Hong Kong	—	363,729	—
Hungary	—	110,322	—
India	—	225,793	—
Indonesia	—	103,415	—
Israel	—	187,376	—
Jamaica	—	1	—	**
Luxembourg	—	447,524	—
Malta	—	210,593	—
Mexico	—	462,880	—
Netherlands	—	202,584	—
Norway	—	159,495	—
Peru	—	78,919	—
Philippines	—	296,554	—
Portugal	—	125,548	—
South Africa	—	205,975	—
Spain	—	226,074	—
Supranational Bank	—	107,423	—
Sweden	—	113,084	—
Switzerland	—	219,132	—
United Arab Emirates	—	358,298	—
United Kingdom	—	1,122,659	—
United States	—	4,409,192	—
Floating Rate and Other Loans
United States	—	7,396	—
Municipal Bond
Louisiana	—	102,869	—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 87

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Residential Mortgage-Backed Securities
United States	$—	$1,048,799	$—
Sovereign Bonds
Andorra	—	207,866	—
Austria	—	221,850	—
Brazil	—	505,946	—
Chile	—	127,418	—
China	—	439,415	—
Colombia	—	406,593	—
Cyprus	—	273,755	—
France	—	259,481	—
Greece	—	934,609	—
Hungary	—	391,064	—
Indonesia	—	616,965	—
Israel	—	411,200	—
Italy	—	1,467,506	—
Lithuania	—	204,667	—
Mexico	—	796,643	—
Panama	—	187,253	—
Peru	—	103,441	—
Philippines	—	322,886	—
Romania	—	254,684	—
Saudi Arabia	—	298,869	—
Serbia	—	372,539	—
Spain	—	651,365	—
Turkey	—	19,914	—
United Arab Emirates	—	118,230	—
United Kingdom	—	270,658	—
U.S. Government Agency Obligation	—	12,529	—
U.S. Treasury Obligations	—	7,627,885	—
Affiliated Exchange-Traded Fund	816,263	—	—
Common Stocks
Jamaica	—	82,384	—
United States	—	10,158	—
Preferred Stock
Jamaica	—	—	7,880
Option Purchased	—	2,564	—
Warrants
United States	—	—	—
Short-Term Investments
Affiliated Mutual Funds	400,738	—	—
Options Purchased	—	1,639	—

Total	$1,217,001	$34,620,414	$35,977

Liabilities
Long-Term Investments
Options Written	$—	$(19,877)	$—
Short-Term Investments
Options Written	$—	$(2,191)	$—

Total	$—	$(22,068)	$—

Other Financial Instruments*
Assets
Futures Contracts	$54,519	$—	$—
OTC Bond Forward Contract	—	13,507	—
OTC Forward Foreign Currency Exchange Contracts	—	371,289	—
Centrally Cleared Credit Default Swap Agreement	—	2,435	—
OTC Credit Default Swap Agreements	—	18,986	—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2025

	Level 1	Level 2	Level 3

Other Financial Instruments* (continued)
Assets (continued)
Centrally Cleared Interest Rate Swap Agreements	$—	$828,662	$—
OTC Interest Rate Swap Agreements	—	93,454	—

Total	$54,519	$1,328,333	$—

Liabilities
Futures Contracts	$(2,278)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(149,426)	—
OTC Credit Default Swap Agreements	—	(50,610)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,410,831)	—
OTC Interest Rate Swap Agreements	—	(1,634)	—

Total	$(2,278)	$(1,612,501)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, bond forward contracts, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2025 were as follows:

Sovereign Bonds	27.0%
U.S. Treasury Obligations	20.9
Banks	9.6
Commercial Mortgage-Backed Securities	8.2
Electric	4.3
Residential Mortgage-Backed Securities	3.0
Real Estate	2.5
Affiliated Exchange-Traded Fund	2.2
Oil & Gas	1.8
Transportation	1.7
Telecommunications	1.3
Pipelines	1.3
Commercial Services	1.2
Media	1.2
Affiliated Mutual Funds (0.1% represents investments purchased with collateral from securities on loan)	1.1
Home Equity Loans	1.0
Auto Manufacturers	1.0
Diversified Financial Services	0.8
Pharmaceuticals	0.8
Insurance	0.8
Retail	0.7
Internet	0.5
Engineering & Construction	0.5
Real Estate Investment Trusts (REITs)	0.5
Foods	0.4
Home Builders	0.4
Beverages	0.4
Electronics	0.3

Investment Companies	0.3%
Aerospace & Defense	0.3
Multi-National	0.3
Municipal Bond	0.3
Semiconductors	0.3
Automobiles	0.2
Wireless Telecommunication Services	0.2
Auto Parts & Equipment	0.1
Holding Companies-Diversified	0.1
Healthcare-Services	0.1
Chemicals	0.1
Lodging	0.1
Airlines	0.1
Entertainment	0.1
Building Materials	0.1
Interactive Media & Services	0.1
Software	0.0	*
U.S. Government Agency Obligation	0.0	*
Housewares	0.0	*
Options Purchased	0.0	*

	98.2
Options Written	(0.1)
Other assets in excess of liabilities	1.9

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 89

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2025

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives				Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$2,435	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	8,790		Premiums received for OTC swap agreements	40,180
Credit contracts	—	—		Options written outstanding, at value	1,367
Credit contracts	Unrealized appreciation on OTC swap agreements	14,619		Unrealized depreciation on OTC swap agreements	14,853
Foreign exchange contracts	Due from/to broker-variation margin futures	42,864	*	—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	371,289		Unrealized depreciation on OTC forward foreign currency exchange contracts	149,426
Interest rate contracts	Due from/to broker-variation margin futures	11,655	*	Due from/to broker-variation margin futures	2,278	*
Interest rate contracts	Due from/to broker-variation margin swaps	828,662	*	Due from/to broker-variation margin swaps	1,410,831	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	11
Interest rate contracts	Unaffiliated investments	4,203		Options written outstanding, at value	20,701
Interest rate contracts	Unrealized appreciation on OTC bond forward contracts	13,507		—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	93,457		Unrealized depreciation on OTC swap agreements	1,626

		$1,391,481			$1,641,273

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$647	$—	$—	$115,109
Foreign exchange contracts	—	—	(150,578)	(289,990)	—
Interest rate contracts	4,864	5,455	74,606	—	(966,021)

Total	$4,864	$6,102	$(75,972)	$(289,990)	$(850,912)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Bond Forward Contracts	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$1,051	$—	$—	$—	$(8,663)
Foreign exchange contracts	—	—	(41,655)	—	(313,415)	—
Interest rate contracts	(2,006)	3,089	117,485	13,507	—	885,354

Total	$(2,006)	$4,140	$75,830	$13,507	$(313,415)	$876,691

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (continued)

as of October 31, 2025

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$2,651
Options Written (2)	12,231,834
Futures Contracts - Long Positions (2)	13,829,481
Futures Contracts - Short Positions (2)	19,989,508
Bond Forward Contracts - Purchased (2)	567,000
Forward Foreign Currency Exchange Contracts - Purchased (3)	15,851,747
Forward Foreign Currency Exchange Contracts - Sold (3)	30,934,154
Interest Rate Swap Agreements (2)	76,641,450
Credit Default Swap Agreements - Buy Protection (2)	1,055,428
Credit Default Swap Agreements - Sell Protection (2)	6,342,429
Total Return Swap Agreements (2)	1,668,800

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

	Gross Market
	Value of
	Recognized	Collateral	Net
Description	Assets/(Liabilities)	Pledged/(Received)(2)	Amount
Securities on Loan	$32,575	$(32,575)	$—

	Gross Amounts of	Gross Amounts of	Net Amounts of
	Recognized	Recognized	Recognized	Collateral
Counterparty	Assets(1)	Liabilities(1)	Assets/(Liabilities)	Pledged/(Received)(2)	Net Amount
BARC	$7,253	$(7,636)	$(383)	$—	$(383)
BNP	1,565	(30,885)	(29,320)	—	(29,320)
BNY	131	—	131	—	131
BOA	730	(32,272)	(31,542)	—	(31,542)
CITI	5,460	(13,029)	(7,569)	—	(7,569)
DB	265	(3,093)	(2,828)	—	(2,828)
GSI	17,603	(562)	17,041	—	17,041
HSBC	30,130	(6,130)	24,000	—	24,000
JPM	337,368	(128,248)	209,120	—	209,120
MSI	77,246	(6,309)	70,937	—	70,937
SCB	26,415	—	26,415	—	26,415
TD	1,699	—	1,699	—	1,699

	$505,865	$(228,164)	$277,701	$—	$277,701

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 91

PGIM Global Total Return (USD Hedged) Fund

Statement of Assets & Liabilities

as of October 31, 2025

Assets
Investments at value, including securities on loan of $32,575:
Unaffiliated investments (cost $35,027,355)	$34,656,391
Affiliated investments (cost $1,208,198)	1,217,001
Foreign currency, at value (cost $62,703)	63,667
Dividends and interest receivable	386,726
Unrealized appreciation on OTC forward foreign currency exchange contracts	371,289
Unrealized appreciation on OTC swap agreements	108,076
Receivable for investments sold	88,750
Due from broker—variation margin swaps	19,792
Receivable for Fund shares sold	17,913
Unrealized appreciation on OTC bond forward contracts	13,507
Premiums paid for OTC swap agreements	8,790
Due from broker—variation margin futures	6,267
Prepaid expenses and other assets	11,147

Total Assets	36,969,316

Liabilities
Unrealized depreciation on OTC forward foreign currency exchange contracts	149,426
Payable for Fund shares purchased	68,866
Audit fee payable	48,558
Premiums received for OTC swap agreements	40,191
Payable to broker for collateral for securities on loan	33,302
Custodian and accounting fees payable	22,883
Options written outstanding, at value (premiums received $22,351)	22,068
Accrued expenses and other liabilities	16,639
Unrealized depreciation on OTC swap agreements	16,479
Management fee payable	8,006
Shareholders’ reports fee payable	6,872
Professional fees payable	6,283
Directors’ fees payable	876
Affiliated transfer agent fee payable	838
Distribution fee payable	154
Dividends and Distributions payable	32
Payable for investments purchased	4

Total Liabilities	441,477

Net Assets	$36,527,839

Net assets were comprised of:
Common stock, at par	$41,284
Paid-in capital in excess of par	43,978,038
Total distributable earnings (loss)	(7,491,483)

Net assets, October 31, 2025	$36,527,839

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Statement of Assets & Liabilities (continued)

as of October 31, 2025

Class A

Net asset value, offering price and redemption price per share, ($496,793 ÷ 56,130 shares of common stock issued and outstanding)	$8.85
Maximum sales charge (3.25% of offering price)	0.30

Maximum offering price to public	$9.15

Class C

Net asset value, offering price and redemption price per share, ($54,691 ÷ 6,183 shares of common stock issued and outstanding)	$8.85

Class Z

Net asset value, offering price and redemption price per share, ($25,285,218 ÷ 2,858,294 shares of common stock issued and outstanding)	$8.85

Class R6

Net asset value, offering price and redemption price per share, ($10,691,137 ÷ 1,207,818 shares of common stock issued and outstanding)	$8.85

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 93

PGIM Global Total Return (USD Hedged) Fund

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)
Income
Interest income	$1,794,072
Affiliated dividend income	145,233
Affiliated income from securities lending, net	513

Total income	1,939,818

Expenses
Management fee	224,126
Distribution fee(a)	1,828
Custodian and accounting fees	58,138
Audit fee	49,058
Transfer agent’s fees and expenses (including affiliated expense of $6,698)(a)	47,014
Commitment fees	40,657
Professional fees	37,930
Registration fees(a)	29,892
Fund data services	21,965
Shareholders’ reports	18,997
Directors’ fees	10,066
Miscellaneous	8,182

Total expenses	547,853
Less: Fee waiver and/or expense reimbursement(a)	(273,435)

Net expenses	274,418

Net investment income (loss)	1,665,400

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $11,413)	(495,201)
Affiliated net capital gain distributions received	1,055
Futures transactions	(75,972)
Forward currency contract transactions	(289,990)
Options written transactions	6,102
Swap agreement transactions	(850,912)
Foreign currency transactions	34,824

(1,670,094)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(4,680))	2,547,680
Futures	75,830
Bond forward contracts	13,507
Forward currency contracts	(313,415)
Options written	4,140
Swap agreements	876,691
Foreign currencies	38,209

3,242,642

Net gain (loss) on investment and foreign currency transactions	1,572,548

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,237,948

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	1,336	492	—	—
Transfer agent’s fees and expenses	1,640	324	36,920	8,130
Registration fees	6,401	5,051	11,339	7,101
Fee waiver and/or expense reimbursement	(10,244)	(5,578)	(147,974)	(109,639)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2025	2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,665,400	$3,664,753
Net realized gain (loss) on investment and foreign currency transactions	(1,670,094)	(4,404,807)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,242,642	13,185,950

Net increase (decrease) in net assets resulting from operations	3,237,948	12,445,896

Dividends and Distributions
Distributions from distributable earnings
Class A	(8,515)	(14,909)
Class C	(632)	(1,074)
Class Z	(410,275)	(475,963)
Class R6	(343,948)	(2,198,164)

	(763,370)	(2,690,110)

Tax return of capital distributions
Class A	(12,111)	(5,608)
Class C	(898)	(404)
Class Z	(583,525)	(179,011)
Class R6	(489,191)	(826,738)

	(1,085,725)	(1,011,761)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	17,897,635	36,048,165
Net asset value of shares issued in reinvestment of dividends and distributions	1,392,248	3,107,979
Cost of shares purchased	(30,360,934)	(98,883,762)

Net increase (decrease) in net assets from Fund share transactions	(11,071,051)	(59,727,618)

Total increase (decrease)	(9,682,198)	(50,983,593)

Net Assets:

Beginning of year	46,210,037	97,193,630

End of year	$36,527,839	$46,210,037

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 95

PGIM Global Total Return (USD Hedged) Fund

Financial Highlights

Class A Shares

	Year Ended October 31,

	2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.56	$7.90		$7.85		$10.03	$10.41
Income (loss) from investment operations:
Net investment income (loss)	0.30 (b)	0.31		0.29		0.20	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.32 (c)	0.66		0.16		(2.03)	(0.27)
Total from investment operations	0.62	0.97		0.45		(1.83)	(0.12)
Less Dividends and Distributions:
Dividends from net investment income	(0.12)	(0.22)		(0.37)		(0.35)	(0.26)
Tax return of capital distributions	(0.21)	(0.09)		(0.03)		-	-
Total dividends and distributions	(0.33)	(0.31)		(0.40)		(0.35)	(0.26)
Net asset value, end of year	$8.85	$8.56		$7.90		$7.85	$10.03
Total Return(d):	7.56%	12.24%		5.69%		(18.63)%	(1.22)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$497	$593		$469		$465	$841
Average net assets (000)	$534	$565		$451		$570	$825
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.88%	0.91	%(f)	0.89	%(f)	0.88%	0.88%
Expenses before waivers and/or expense reimbursement	2.80%	3.05%		2.76%		3.10%	2.96%
Net investment income (loss)	3.46%	3.65%		3.64%		2.27%	1.48%
Portfolio turnover rate(g)	45%	52%		20%		30%	20%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.03% for the year ended October 31, 2024 and interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% for the year ended October 31, 2023 which are being excluded from the Fund’s contractual waiver, if applicable.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Financial Highlights (continued)

Class C Shares

	Year Ended October 31,

	2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.55	$7.89		$7.85		$10.03	$10.41
Income (loss) from investment operations:
Net investment income (loss)	0.23 (b)	0.25		0.23		0.14	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.34 (c)	0.65		0.15		(2.04)	(0.28)
Total from investment operations	0.57	0.90		0.38		(1.90)	(0.20)
Less Dividends and Distributions:
Dividends from net investment income	(0.06)	(0.15)		(0.31)		(0.28)	(0.18)
Tax return of capital distributions	(0.21)	(0.09)		(0.03)		-	-
Total dividends and distributions	(0.27)	(0.24)		(0.34)		(0.28)	(0.18)
Net asset value, end of year	$8.85	$8.55		$7.89		$7.85	$10.03
Total Return(d):	6.76%	11.54%		4.77%		(19.24)%	(1.96)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$55	$44		$58		$119	$139
Average net assets (000)	$49	$50		$59		$166	$150
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.63%	1.66	%(f)	1.64	%(f)	1.63%	1.63%
Expenses before waivers and/or expense reimbursement	12.96%	17.38%		12.14%		7.58%	10.05%
Net investment income (loss)	2.70%	2.94%		2.89%		1.54%	0.74%
Portfolio turnover rate(g)	45%	52%		20%		30%	20%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.03% for the year ended October 31, 2024 and interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% for the year ended October 31, 2023 which are being excluded from the Fund’s contractual waiver, if applicable.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 97

PGIM Global Total Return (USD Hedged) Fund

Financial Highlights (continued)

Class Z Shares

	Year Ended October 31,

	2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.55	$7.89		$7.85		$10.03	$10.41
Income (loss) from investment operations:
Net investment income (loss)	0.32 (b)	0.33		0.31		0.23	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.33 (c)	0.66		0.15		(2.04)	(0.27)
Total from investment operations	0.65	0.99		0.46		(1.81)	(0.10)
Less Dividends and Distributions:
Dividends from net investment income	(0.14)	(0.24)		(0.39)		(0.37)	(0.28)
Tax return of capital distributions	(0.21)	(0.09)		(0.03)		-	-
Total dividends and distributions	(0.35)	(0.33)		(0.42)		(0.37)	(0.28)
Net asset value, end of year	$8.85	$8.55		$7.89		$7.85	$10.03
Total Return(d):	7.83%	12.66%		5.82%		(18.42)%	(0.98)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$25,285	$21,624		$10,693		$5,442	$10,982
Average net assets (000)	$24,189	$17,134		$6,320		$7,255	$17,287
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.63%	0.67	%(f)	0.64	%(f)	0.63%	0.63%
Expenses before waivers and/or expense reimbursement	1.24%	1.10%		1.03%		1.12%	1.09%
Net investment income (loss)	3.70%	3.87%		3.88%		2.53%	1.65%
Portfolio turnover rate(g)	45%	52%		20%		30%	20%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.04% for the year ended October 31, 2024 and interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% for the year ended October 31, 2023 which are being excluded from the Fund’s contractual waiver, if applicable.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Financial Highlights (continued)

Class R6 Shares

	Year Ended October 31,

	2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.56	$7.90		$7.85		$10.04	$10.41
Income (loss) from investment operations:
Net investment income (loss)	0.32 (b)	0.34		0.32		0.24	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.33 (c)	0.65		0.15		(2.06)	(0.26)
Total from investment operations	0.65	0.99		0.47		(1.82)	(0.08)
Less Dividends and Distributions:
Dividends from net investment income	(0.15)	(0.24)		(0.39)		(0.37)	(0.29)
Tax return of capital distributions	(0.21)	(0.09)		(0.03)		-	-
Total dividends and distributions	(0.36)	(0.33)		(0.42)		(0.37)	(0.29)
Net asset value, end of year	$8.85	$8.56		$7.90		$7.85	$10.04
Total Return(d):	7.75%	12.71%		6.01%		(18.47)%	(0.82)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$10,691	$23,949		$85,974		$68,712	$62,187
Average net assets (000)	$20,052	$73,848		$79,863		$73,367	$37,302
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.58%	0.60	%(f)	0.59	%(f)	0.58%	0.58%
Expenses before waivers and/or expense reimbursement	1.13%	0.81%		0.80%		0.76%	0.89%
Net investment income (loss)	3.74%	4.04%		3.95%		2.69%	1.74%
Portfolio turnover rate(g)	45%	52%		20%		30%	20%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.02% for the year ended October 31, 2024 and interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% for the year ended October 31, 2023 which are being excluded from the Fund’s contractual waiver, if applicable.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 99

Notes to Financial Statements

1.	Organization

Prudential Global Total Return Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Global Total Return Fund and PGIM Global Total Return (USD Hedged) Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for the purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective
PGIM Global Total Return Fund (“Global Total Return”)	To seek total return, made up of current income and capital appreciation
PGIM Global Total Return (USD Hedged) Fund (“Global Total Return (USD Hedged)”)	To seek total return, through a combination of current income and capital appreciation

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Private debt/loans are generally valued at prices obtained by independent valuation providers. Such valuation providers typically utilize the income approach as the primary methodology, but may use other fair value approaches based on facts and circumstances. Valuations received from the independent valuation providers are reviewed by the Valuation Designee to ensure the valuations are in accordance with the Funds’ valuation policies and procedures as well as all relevant valuation and accounting standards. Private debt/loans are generally classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or

Notes to Financial Statements (continued)

information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Bond Forward Contracts: The Funds may invest in bond forward contracts which are primarily used to hedge their exposure to interest rate fluctuations. These transactions involve a commitment by the Funds to purchase or sell a specific bond at a future date for a predetermined fixed price and with no upfront payments. Bond forward contracts are valued daily at the current underlying bond forward price and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on bond forward contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference of the agreed upon forward price and the actual price of the security at settlement. This gain (loss), if any, is included in net realized gain (loss) on bond forward transactions.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Funds entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Funds may purchase and/or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Funds currently own or intend to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Funds purchase an option, they pay a premium and an amount equal to that premium is recorded as an asset. When the Funds write an option, they receive a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the

Funds realize a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Funds have realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Funds, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Funds bear the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Funds, as purchaser of an OTC option, bear the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Funds write an option on a swap, an amount equal to any premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Funds become obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Funds become obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Funds will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. The Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Notes to Financial Statements (continued)

The Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Funds generally receive an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Funds effectively increase their investment risk because, in addition to their total net assets, the Funds may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Funds, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Funds entered into for the same referenced entity or index. As a buyer of protection, the Funds generally receive an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Funds are the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Funds may enter into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. The Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Funds invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Funds acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Funds generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Funds generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Funds generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the institution selling the participation to the Funds.

Reverse Repurchase Agreements: The Funds may enter reverse repurchase agreements with qualified third-party broker-dealers in which the Funds sell securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. The Funds receive securities and/or cash as collateral with a market value in-excess of the repurchase price to be paid by the Funds upon the maturity of the transaction. During the term of the agreement, the Funds continue to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Due to the short-term nature of reverse repurchase agreements, face value approximates fair value. Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities. Interest payments made by the Funds to the counterparties are recorded as a component of interest expense in the Statement of Operations.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Funds. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by each Fund is segregated by each Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by each Fund and the applicable counterparty. Collateral requirements are determined based on each Fund’s net position with each counterparty. Termination events applicable to each Fund may occur upon a decline in each Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of each Fund’s counterparties to elect early termination could impact each Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Notes to Financial Statements (continued)

Warrants: The Funds may hold warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Funds until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Funds invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Funds may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services with respect to each Fund.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to each Fund through its business unit PGIM Fixed Income, and (with respect to Global Total Return) PGIM Limited (collectively the “subadviser”). With respect to Global Total Return (USD Hedged), PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited. The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended October 31, 2025, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Global Total Return	0.50% on average daily net assets up to $2 billion; 0.485% of average daily net assets over $ 2 billion.	0.50%

Global Total Return (USD Hedged)	0.50% on average daily net assets up to $2 billion; 0.485% of average daily net assets over $ 2 billion.	0.50

The Manager has contractually agreed, through February 28, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Global Total Return - Class A	0.88%
Global Total Return - Class C	1.63
Global Total Return - Class Z	0.63
Global Total Return - Class R2	1.08
Global Total Return - Class R4	0.83
Global Total Return - Class R6	0.58
Global Total Return (USD Hedged) - Class A	0.88
Global Total Return (USD Hedged) - Class C	1.63
Global Total Return (USD Hedged) - Class Z	0.63
Global Total Return (USD Hedged) - Class R6	0.58

Separately, the Manager has contractually agreed that to the extent the Funds invest in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Funds in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Funds’ investment in such PGIM ETF. This waiver will be effective at any time the Funds are invested in the PGIM ETF and will remain in effect for so long as the Funds are invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Funds.

The RIC, on behalf of each Fund, has distribution agreements with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares of each Fund, as applicable. Each Fund

Notes to Financial Statements (continued)

compensates PIMS for distributing and servicing each Fund’s Class A, Class C and Class R2 shares, as applicable, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

Global Total Return has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Each Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
Global Total Return - Class A	0.25%	0.25%	N/A%
Global Total Return - Class C	1.00	1.00	N/A
Global Total Return - Class Z	N/A	N/A	N/A
Global Total Return - Class R2	0.25	0.25	0.10
Global Total Return - Class R4	N/A	N/A	0.10
Global Total Return - Class R6	N/A	N/A	N/A
Global Total Return (USD Hedged) - Class A	0.25	0.25	N/A
Global Total Return (USD Hedged) - Class C	1.00	1.00	N/A
Global Total Return (USD Hedged) - Class Z	N/A	N/A	N/A
Global Total Return (USD Hedged) - Class R6	N/A	N/A	N/A

For the year ended October 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Global Total Return - Class A	$105,963	$5,598
Global Total Return - Class C	—	1,249
Global Total Return (USD Hedged) - Class A	—	—
Global Total Return (USD Hedged) - Class C	—	—

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

PMFS serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended October 31, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended October 31, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Global Total Return	$448,043,930	$869,555,662

Global Total Return (USD Hedged)	5,015,070	22,488,220

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds and exchange-traded fund for the year ended October 31, 2025, is presented as follows:

Global Total Return:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF
$7,368,936	$—	$—	$27,303	$—	$ 7,396,239	143,700	$ 375,730	$3,710

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wa)
6,258,778	718,684,641	688,461,169	—	—	36,482,250	36,482,250	1,217,964	—

PGIM Institutional Money Market Fund (7-day effective yield 4.349%)(b)(wa)
39,964,868	157,967,629	187,672,454	1,918	(4,849)	10,257,112	10,263,271	37,788(1)	—
$46,223,646	$876,652,270	$876,133,623	$1,918	$(4,849)	$46,739,362		$1,255,752	$ —
$53,592,582	$876,652,270	$876,133,623	$29,221	$(4,849)	$54,135,601		$1,631,482	$3,710

Global Total Return (USD Hedged):

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF
$2,095,249	$—	$1,285,709	$(4,684)	$11,407	$ 816,263	15,859	$106,833	$1,055

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wa)
1,154,597	21,914,548	22,701,914	—	—	367,231	367,231	38,400	—

PGIM Institutional Money Market Fund (7-day effective yield 4.349%)(b)(wa)
—	2,257,928	2,224,431	4	6	33,507	33,527	513(1)	—
$1,154,597	$24,172,476	$24,926,345	$4	$6	$400,738		$38,913	$ —
$3,249,846	$24,172,476	$26,212,054	$(4,680)	$11,413	$1,217,001		$145,746	$1,055

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended October 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Global Total Return	$108,516,800	$—	$18,577,178	$127,093,978

Notes to Financial Statements (continued)

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Global Total Return (USD Hedged)	$ 763,370	$—	$ 1,085,725	$ 1,849,095

For the year ended October 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Global Total Return	$101,183,881	$—	$ —	$101,183,881
Global Total Return (USD Hedged)	2,690,110	—	1,011,761	3,701,871

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of October 31, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Global Total Return	$2,730,102,758	$137,032,997	$(358,888,631)	$(221,855,634)
Global Total Return (USD Hedged)	36,865,089	2,513,268	(3,758,960)	(1,245,692)

The differences between GAAP basis and tax basis were primarily attributable to deferred losses on wash sales, amortization of premiums, interest accrual on defaulted securities, mark-to-market of futures contracts, swaps, and other GAAP to tax differences.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Global Total Return	$770,654,000	$—
Global Total Return (USD Hedged)	6,262,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2025 are subject to such review.

7.	Capital and Ownership

The Funds offer Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares, as applicable. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 18,075,000,000 shares of common stock, $0.01 par value per share. The authorized shares of each Fund are currently classified and designated as follows:

Fund	Number of Shares
Global Total Return - Class A	900,000,000
Global Total Return - Class B	50,000,000
Global Total Return - Class C	300,000,000

Fund	Number of Shares
Global Total Return - Class Z	8,000,000,000
Global Total Return - Class T	125,000,000
Global Total Return - Class R2	100,000,000
Global Total Return - Class R4	100,000,000
Global Total Return - Class R6	7,000,000,000
Global Total Return (USD Hedged) - Class A	200,000,000
Global Total Return (USD Hedged) - Class C	300,000,000
Global Total Return (USD Hedged) - Class Z	600,000,000
Global Total Return (USD Hedged) - Class R6	400,000,000

The Funds currently do not have any Class B or Class T shares outstanding, as applicable.

As of October 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Global Total Return (USD Hedged)–Class C	1,303	21.1%
Global Total Return (USD Hedged)–Class Z	21,993	0.8
Global Total Return (USD Hedged)–Class R6	1,415	0.1

At the reporting period end, the number of shareholders holding greater than 5% of each Fund are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Global Total Return	—	—%
Global Total Return (USD Hedged)	—	—
Unaffiliated:
Global Total Return	4	64.1
Global Total Return (USD Hedged)	4	81.2

Transactions in shares of common stock were as follows:

Global Total Return:

Share Class	Shares	Amount

Class A
Year ended October 31, 2025:
Shares sold	5,478,916	$28,645,076
Shares issued in reinvestment of dividends and distributions	1,323,926	6,863,084
Shares purchased	(8,297,038)	(43,137,306)
Net increase (decrease) in shares outstanding before conversion	(1,494,196)	(7,629,146)
Shares issued upon conversion from other share class(es)	559,276	2,912,074
Shares purchased upon conversion into other share class(es)	(734,968)	(3,845,368)
Net increase (decrease) in shares outstanding	(1,669,888)	$(8,562,440)

Year ended October 31, 2024:
Shares sold	6,382,547	$32,912,710
Shares issued in reinvestment of dividends and distributions	1,041,134	5,362,772
Shares purchased	(9,806,493)	(50,275,734)
Net increase (decrease) in shares outstanding before conversion	(2,382,812)	(12,000,252)
Shares issued upon conversion from other share class(es)	583,192	3,001,233
Shares purchased upon conversion into other share class(es)	(748,368)	(3,856,911)
Net increase (decrease) in shares outstanding	(2,547,988)	$(12,855,930)

Notes to Financial Statements (continued)

Global Total Return (cont’d.):

Share Class	Shares	Amount

Class C
Year ended October 31, 2025:
Shares sold	181,411	$945,159
Shares issued in reinvestment of dividends and distributions	76,555	394,735
Shares purchased	(641,647)	(3,324,430)
Net increase (decrease) in shares outstanding before conversion	(383,681)	(1,984,536)
Shares purchased upon conversion into other share class(es)	(289,432)	(1,508,664)
Net increase (decrease) in shares outstanding	(673,113)	$(3,493,200)

Year ended October 31, 2024:
Shares sold	224,440	$1,153,111
Shares issued in reinvestment of dividends and distributions	69,981	359,386
Shares purchased	(697,069)	(3,578,229)
Net increase (decrease) in shares outstanding before conversion	(402,648)	(2,065,732)
Shares purchased upon conversion into other share class(es)	(385,720)	(1,986,345)
Net increase (decrease) in shares outstanding	(788,368)	$(4,052,077)

Class Z
Year ended October 31, 2025:
Shares sold	56,198,351	$295,645,751
Shares issued in reinvestment of dividends and distributions	8,152,592	42,492,131
Shares purchased	(82,403,122)	(427,755,142)
Net increase (decrease) in shares outstanding before conversion	(18,052,179)	(89,617,260)
Shares issued upon conversion from other share class(es)	1,134,513	5,907,745
Shares purchased upon conversion into other share class(es)	(1,270,730)	(6,559,500)
Net increase (decrease) in shares outstanding	(18,188,396)	$(90,269,015)

Year ended October 31, 2024:
Shares sold	56,230,357	$290,765,477
Shares issued in reinvestment of dividends and distributions	6,746,633	34,936,496
Shares purchased	(78,746,322)	(405,927,968)
Net increase (decrease) in shares outstanding before conversion	(15,769,332)	(80,225,995)
Shares issued upon conversion from other share class(es)	536,089	2,773,809
Shares purchased upon conversion into other share class(es)	(1,578,063)	(8,331,021)
Net increase (decrease) in shares outstanding	(16,811,306)	$(85,783,207)

Class R2
Year ended October 31, 2025:
Shares sold	129,107	$681,860
Shares issued in reinvestment of dividends and distributions	23,892	125,077
Shares purchased	(316,720)	(1,629,312)
Net increase (decrease) in shares outstanding	(163,721)	$(822,375)

Year ended October 31, 2024:
Shares sold	216,451	$1,132,084
Shares issued in reinvestment of dividends and distributions	25,147	131,071
Shares purchased	(485,557)	(2,538,231)
Net increase (decrease) in shares outstanding	(243,959)	$(1,275,076)

Global Total Return (cont’d.):

Share Class	Shares	Amount

Class R4
Year ended October 31, 2025:
Shares sold	842,776	$4,456,792
Shares issued in reinvestment of dividends and distributions	62,349	327,063
Shares purchased	(1,074,145)	(5,635,243)
Net increase (decrease) in shares outstanding	(169,020)	$(851,388)

Year ended October 31, 2024:
Shares sold	970,392	$5,079,822
Shares issued in reinvestment of dividends and distributions	53,585	279,667
Shares purchased	(921,420)	(4,828,817)
Net increase (decrease) in shares outstanding	102,557	$530,672

Class R6
Year ended October 31, 2025:
Shares sold	75,503,015	$397,620,363
Shares issued in reinvestment of dividends and distributions	13,628,782	71,516,007
Shares purchased	(111,438,215)	(586,293,494)
Net increase (decrease) in shares outstanding before conversion	(22,306,418)	(117,157,124)
Shares issued upon conversion from other share class(es)	1,356,383	7,081,781
Shares purchased upon conversion into other share class(es)	(763,525)	(3,988,068)
Net increase (decrease) in shares outstanding	(21,713,560)	$(114,063,411)

Year ended October 31, 2024:
Shares sold	83,258,500	$433,604,088
Shares issued in reinvestment of dividends and distributions	10,688,320	55,716,970
Shares purchased	(106,682,962)	(553,376,288)
Net increase (decrease) in shares outstanding before conversion	(12,736,142)	(64,055,230)
Shares issued upon conversion from other share class(es)	1,733,037	9,197,430
Shares purchased upon conversion into other share class(es)	(153,278)	(798,195)
Net increase (decrease) in shares outstanding	(11,156,383)	$(55,655,995)

Global Total Return (USD Hedged):

Share Class	Shares	Amount

Class A
Year ended October 31, 2025:
Shares sold	24,493	$211,436
Shares issued in reinvestment of dividends and distributions	2,354	20,404
Shares purchased	(40,059)	(345,521)
Net increase (decrease) in shares outstanding	(13,212)	$(113,681)

Year ended October 31, 2024:
Shares sold	15,904	$132,812
Shares issued in reinvestment of dividends and distributions	2,425	20,515
Shares purchased	(7,390)	(62,175)
Net increase (decrease) in shares outstanding before conversion	10,939	91,152
Shares purchased upon conversion into other share class(es)	(929)	(7,981)
Net increase (decrease) in shares outstanding	10,010	$83,171

Class C
Year ended October 31, 2025:
Shares sold	818	$7,055
Shares issued in reinvestment of dividends and distributions	176	1,524
Net increase (decrease) in shares outstanding	994	$8,579

Notes to Financial Statements (continued)

Global Total Return (USD Hedged) (cont’d.):

Share Class	Shares	Amount
Year ended October 31, 2024:
Shares sold	924	$7,785
Shares issued in reinvestment of dividends and distributions	169	1,426
Shares purchased	(3,304)	(27,964)
Net increase (decrease) in shares outstanding	(2,211)	$(18,753)

Class Z
Year ended October 31, 2025:
Shares sold	1,264,072	$10,900,950
Shares issued in reinvestment of dividends and distributions	114,563	993,003
Shares purchased	(1,049,295)	(9,074,283)
Net increase (decrease) in shares outstanding before conversion	329,340	2,819,670
Shares issued upon conversion from other share class(es)	47	400
Net increase (decrease) in shares outstanding	329,387	$2,820,070

Year ended October 31, 2024:
Shares sold	1,848,244	$15,615,526
Shares issued in reinvestment of dividends and distributions	76,481	648,129
Shares purchased	(751,335)	(6,481,099)
Net increase (decrease) in shares outstanding before conversion	1,173,390	9,782,556
Shares issued upon conversion from other share class(es)	930	7,981
Net increase (decrease) in shares outstanding	1,174,320	$9,790,537

Class R6
Year ended October 31, 2025:
Shares sold	782,666	$6,778,194
Shares issued in reinvestment of dividends and distributions	43,471	377,317
Shares purchased	(2,416,762)	(20,941,130)
Net increase (decrease) in shares outstanding before conversion	(1,590,625)	(13,785,619)
Shares purchased upon conversion into other share class(es)	(47)	(400)
Net increase (decrease) in shares outstanding	(1,590,672)	$(13,786,019)

Year ended October 31, 2024:
Shares sold	2,411,040	$20,292,042
Shares issued in reinvestment of dividends and distributions	289,063	2,437,909
Shares purchased	(10,784,589)	(92,312,524)
Net increase (decrease) in shares outstanding	(8,084,486)	$(69,582,573)

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund indicated below utilized the SCA during the year ended October 31, 2025. The average balance outstanding is for the number of days the Fund utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at October 31, 2025
Global Total Return	$3,978,600	5.52%	5	$7,119,000	$—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on its subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Notes to Financial Statements (continued)

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on

Notes to Financial Statements (continued)

such securities.

10.	Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management has evaluated the impact and does not expect the ASU to have a material impact on the financial statements.

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of October 31, 2025.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential Global Total Return Fund, Inc. and Shareholders of PGIM Global Total Return Fund and PGIM Global Total Return (USD Hedged) Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Global Total Return Fund and PGIM Global Total Return (USD Hedged) Fund (constituting Prudential Global Total Return Fund, Inc., referred to hereafter as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians, transfer agents, issuers of privately held securities, agent banks and brokers; when replies were not received from issuers of privately held securities or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

December 19, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

- None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Global Total Return Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Global Total Return Fund1 (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”), and the Fund’s sub-subadvisory agreement with PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser, and, as relevant, its affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to the terms of a sub-subadvisory agreement with PGIM, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser and sub-subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and

[1]	PGIM Global Total Return Fund is a series of Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Approval of Advisory Agreements (continued)

other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser and sub-subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser and sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory and sub-subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management, subadvisory and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the

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potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years

	2nd Quartile	3rd Quartile	3rd Quartile	2nd Quartile

Actual Management Fees: 1st Quartile

Net Total Expenses: 2nd Quartile

•

The Board noted that the Fund outperformed its benchmark index over the one- and ten-year periods and underperformed its benchmark index over the other periods. The Board also noted that the Fund outperformed its benchmark index over the quarter and the one-, three- and ten-year periods ended March 31, 2025.

•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.88% for Class A shares, 1.63% for Class C shares, 0.63% for Class Z shares, 1.08% for Class R2 shares, 0.83% for Class R4 shares, and 0.58% for Class R6 shares through February 28, 2026.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Global Total Return Fund

Approval of Advisory Agreements

PGIM Global Total Return (USD Hedged) Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Global Total Return (USD Hedged) Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with each of PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”) and PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM and PGIML. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between each of PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, and PGIML, which serve as the Fund’s subadvisers pursuant to the terms of subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee.

[1]	PGIM Global Total Return (USD Hedged) Fund is a series of Prudential Global Total Return Fund, Inc.

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With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income and PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management and subadvisory agreement.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2024 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the

PGIM Global Total Return (USD Hedged) Fund

Approval of Advisory Agreements (continued)

potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2024. The Board considered that the Fund commenced operations on December 12, 2017 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years

	1st Quartile	2nd Quartile	2nd Quartile	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period and underperformed its benchmark index over the other periods.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.88% for Class A shares, 1.63% for Class C shares, 0.63% for Class Z shares and 0.58% for Class R6 shares through February 28, 2026.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

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Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15	– Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Total Return Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 19, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	December 19, 2025